TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—91.8% of Net Assets
Agricultural & Farm Machinery—3.5%
Deere & Co.	641	$271,040
Enphase Energy, Inc.(1)	668	147,882

		418,922

Application Software—5.6%
Bill.Com Holdings, Inc.(1)	2,231	257,948
Salesforce, Inc.(1)	1,435	241,037
Trade Desk, Inc. (The)(1)	3,686	186,880

		685,865

Automobile Manufacturers—2.4%
Tesla Inc.(1)	1,714	296,899

Communications Equipment—12.3%
Arista Networks, Inc.(1)	3,592	452,664
Cisco Systems, Inc.	4,685	228,019
Motorola Solutions, Inc.	1,493	383,716
Palo Alto Networks, Inc.(1)	2,726	432,452

		1,496,851

Electrical Components & Equipment—2.2%
Eaton Corp. PLC	1,678	272,188

Electronic Equipment & Instruments—4.2%
Cognex Corp.	3,990	218,413
Mobileye Global, Inc.(1)	4,800	185,280
Trimble, Inc.(1)	1,881	109,211

		512,904

General Merchandise Stores—2.0%
Costco Wholesale Corp.	467	238,702

Internet & Direct Marketing Retail—4.8%
Amazon.com, Inc.(1)	3,291	339,401
JD.com, Inc. (ADR) (China)	4,178	248,716

		588,117

Internet Services & Infrastructure—10.6%
Alphabet, Inc.(1)	4,556	450,315
Baidu, Inc. (SP ADR) (China)(1)	1,407	189,495
Meta Platforms, Inc.(1)	2,436	362,891
Snowflake, Inc.(1)	1,378	215,574
ZoomInfo Technologies, Inc.(1)	2,341	66,087

		1,284,362

IT Consulting & Other Services—2.1%
EPAM Systems, Inc.(1)	471	156,678
Globant S.A.(1)	591	95,849

		252,527

Semiconductor Equipment—5.4%
ASML Holding NV (Netherlands)	592	391,217
Lam Research Corp.	534	267,054

		658,271

Semiconductors—16.7%
Intel Corp.	3,283	92,778
Marvell Technology, Inc.	3,909	168,673
Micron Technology, Inc.	6,795	409,738
NVIDIA Corp.	2,331	455,407
NXP Semiconductors NV (Netherlands)	1,151	212,141
ON Semiconductor Corp.(1)	3,415	250,832
QUALCOMM, Inc.	2,074	276,278
Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR) (Taiwan)	1,850	171,551

		2,037,398

Systems Software—15.0%
Check Point Software Technologies, Ltd.(1)	2,013	256,053
Crowdstrike Holdings, Inc.(1)	2,243	237,534
CyberArk Software, Ltd.(1)	1,167	164,407
Datadog, Inc.(1)	2,578	192,860
Microsoft Corp.	1,875	464,644
ServiceNow, Inc.(1)	801	364,559
Zscaler, Inc.(1)	1,210	150,234

		1,830,291

Technology Hardware, Storage & Peripherals—5.0%
Apple, Inc.	2,227	321,334
Samsung Electronics Co., Ltd.	5,809	289,347

		610,681

Total Common Stock (Cost: $9,801,759)		11,183,978

MONEY MARKET INVESTMENTS—7.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(2)	955,276	955,276

Total Money Market Investments (Cost: $955,276)		955,276

Total Investments (99.7%) (Cost: $10,757,035)		12,139,254

Excess Of Other Assets Over Liabilities (0.3%)		38,124

Net Assets (100.0%)		$12,177,378

Notes to the Schedule of Investments:
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Agricultural & Farm Machinery	3.5%
Application Software	5.6
Automobile Manufacturers	2.4
Communications Equipment	12.3
Electrical Components & Equipment	2.2
Electronic Equipment & Instruments	4.2
General Merchandise Stores	2.0
Internet & Direct Marketing Retail	4.8
Internet Services & Infrastructure	10.6
IT Consulting & Other Services	2.1
Semiconductor Equipment	5.4
Semiconductors	16.7
Systems Software	15.0
Technology Hardware, Storage & Peripherals	5.0
Money Market Investments	7.9

Total	99.7%

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Agricultural & Farm Machinery	$418,922	$—	$—	$418,922
Application Software	685,865	—	—	685,865
Automobile Manufacturers	296,899	—	—	296,899
Communications Equipment	1,496,851	—	—	1,496,851
Electrical Components & Equipment	272,188	—	—	272,188
Electronic Equipment & Instruments	512,904	—	—	512,904
General Merchandise Stores	238,702	—	—	238,702
Internet & Direct Marketing Retail	588,117	—	—	588,117
Internet Services & Infrastructure	1,284,362	—	—	1,284,362
Semiconductor Equipment	658,271	—	—	658,271
IT Consulting & Other Services	252,527	—	—	252,527
Semiconductors	2,037,398	—	—	2,037,398
Systems Software	1,830,291	—	—	1,830,291
Technology Hardware, Storage & Peripherals	321,334	289,347	—	610,681

Total Common Stock	10,894,631	289,347	—	11,183,978

Money Market Investments	955,276	—	—	955,276

Total Investments	$11,849,907	$289,347	$—	$12,139,254

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value
EXCHANGE-TRADED FUNDS—4.2% of Net Assets
iShares Gold Trust(1)	9,725	$355,838
iShares MSCI EAFE Index Fund	11,810	845,005

Total Exchange-traded Funds (Cost: $1,112,439)		1,200,843

INVESTMENT COMPANIES—95.1%

Diversified Equity Funds—33.7%
TCW Artificial Intelligence Equity Fund—I Class(2)	15,900	250,901
TCW Global Real Estate Fund—I Class(2)	120,581	1,408,381
TCW New America Premier Equities Fund—I Class(2)	115,173	2,777,964
TCW Relative Value Large Cap Fund—I Class(2)	188,898	2,521,786
TCW Relative Value Mid Cap Fund—I Class(2)	28,586	718,949
TCW Select Equities Fund—I Class(2)	93,123	2,143,689

		9,821,670

Diversified Fixed Income Funds—61.4%
Metropolitan West High Yield Bond Fund—I Class(2)	32,455	299,884
Metropolitan West Low Duration Bond Fund—I Class(2)	350,991	2,920,247
Metropolitan West Total Return Bond Fund—I Class(2)	377,936	3,533,698
Metropolitan West Unconstrained Bond Fund—I Class(2)	522,339	5,484,564
TCW Emerging Markets Income Fund—I Class(2)	61,540	385,243
TCW Enhanced Commodity Strategy Fund—I Class(2)	113,650	736,449
TCW Global Bond Fund—I Class(2)	87,005	742,150
TCW Total Return Bond Fund—I Class(2)	442,822	3,755,134

		17,857,369

Total Investment Companies (Cost: $27,362,038)		27,679,039

MONEY MARKET INVESTMENTS—0.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(3)	236,686	236,686

Total Money Market Investments (Cost: $236,686)		236,686

Total Investments (100.1%) (Cost: $28,711,163)		29,116,568
Liabilities In Excess Of Other Assets (-0.1%)		(16,304)

Net Assets (100.0%)		$29,100,264

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the year ended January 31, 2023 is as follows:

Name of Affiliated Fund	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2023	Value at January 31, 2023	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class	$296,743	$4,515	$11,936	32,455	$299,884	$4,408	$—	$(828)	$11,390
Metropolitan West Low Duration Bond Fund—I Class	2,935,445	26,626	116,929	350,991	2,920,247	26,050	—	(9,260)	84,365
Metropolitan West Total Return Bond Fund—I Class	3,429,147	32,594	141,358	377,936	3,533,698	31,797	—	(28,914)	242,229
Metropolitan West Unconstrained Bond Fund—I Class	5,409,655	75,149	218,256	522,339	5,484,564	72,532	—	(31,381)	249,397
TCW Artificial Intelligence Fund—I Class	246,362	—	9,683	15,900	250,901	—	—	(2,334)	16,556
TCW Emerging Markets Income Fund—I Class	356,961	6,402	15,327	61,540	385,243	4,929	—	(3,621)	40,828
TCW Enhanced Commodity Strategy Fund—I Class	745,247	4,594	29,786	113,650	736,449	4,594	—	1,088	15,306
TCW Global Bond Fund—I Class	697,163	4,777	29,652	87,005	742,150	3,563	—	(5,829)	75,691
TCW Global Real Estate Fund—I Class	1,288,789	5,251	53,896	120,581	1,408,381	5,251	—	(7,762)	175,999
TCW New America Premier Equities Fund—I Class	2,644,841	117	109,440	115,173	2,777,964	117	—	7,315	235,131
TCW Relative Value Large Cap Fund—I Class	2,402,673	160,956	98,621	188,898	2,521,786	34,940	126,016	5,466	51,312
TCW Relative Value Mid Cap Fund—I Class	683,804	16,798	27,757	28,586	718,949	5,725	11,073	(2,757)	48,861
TCW Select Equities Fund—I Class	2,073,749	329,914	82,318	93,123	2,143,689	—	329,914	(35,606)	(142,050)
TCW Total Return Bond Fund—I Class	3,606,284	58,018	149,675	442,822	3,755,134	47,811	—	(31,228)	271,735

Total					$27,679,039	$241,717	$467,003	$(145,651)	$1,376,750

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	61.4%
Diversified Equity Funds	33.7
Exchange-Traded Funds	4.2
Money Market Investments	0.8

Total	100.1%

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,200,843	$—	$—	$1,200,843
Investment Companies	27,679,039	—	—	27,679,039
Money Market Investments	236,686	—	—	236,686

Total Investments	$29,116,568	$—	$—	$29,116,568

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—91.5% of Net Assets
Brazil—6.8%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	10,100	$111,201
Cosan S.A.	31,000	101,680
Petroleo Brasileiro S.A.	18,500	107,044

Total Brazil (Cost: $330,819)		319,925

China—47.4%
Beijing Shunxin Agriculture Co., Ltd.	26,000	104,432
China Gas Holdings, Ltd.	69,000	107,456
China Hongqiao Group, Ltd.	95,000	109,804
China Medical System Holdings, Ltd.	61,000	105,213
China State Construction Engineering Corp., Ltd.—Class A	125,000	102,725
Cosco Shipping Holdings Co.—Class H	108,000	112,063
Gemdale Corp.	113,000	165,228
Greentown China Holdings, Ltd.	106,000	156,335
Hengan International Group Co., Ltd.	21,500	105,801
Huaibei Mining Holdings Co., Ltd.—Class A	81,000	161,440
Huaneng Power International, Inc.—Class H(1)	230,000	112,332
Jiangsu Eastern Shenghong Co., Ltd.	49,000	113,273
Jinneng Holding Shanxi Coal Industry Co., Ltd.	57,000	108,400
Jizhong Energy Resources Co., Ltd.—Class A	106,000	103,607
Meihua Holdings Group Co., Ltd.	70,000	109,502
Offshore Oil Engineering Co., Ltd.	111,000	109,243
Shanxi Lu’an Environmental Energy Development Co., Ltd.—Class A	39,144	115,020
Tian Di Science & Technology Co., Ltd.	140,000	110,435
Tianqi Lithium Corp.(1)	11,300	104,779

Total China (Cost: $2,149,990)		2,217,088

Indonesia—2.3% (Cost: $110,377)
Adaro Energy Tbk PT	542,800	107,553

Malaysia—3.4% (Cost: $161,632)
Genting Bhd	139,000	161,296

Russia—0.0%
Magnitogorsk Iron & Steel Works PJSC(1)(2)	79,000	103
Yandex N.V.(1)(2)	3,100	140

Total Russia (Cost: $225,147)		243

South Africa—2.3% (Cost: $105,683)
Exxaro Resources, Ltd.	8,600	107,758

South Korea—10.9%
GS Holdings Corp.(1)	2,700	97,019
HD Hyundai Co., Ltd.	1,950	96,933
Hyundai Glovis Co., Ltd.	750	101,011
LG Corp.	1,600	107,550
Orion Corp/Republic of Korea	1,080	109,157

Total South Korea (Cost: $503,084)		511,670

Taiwan—7.0%
Catcher Technology Co., Ltd.	18,000	107,040
Evergreen Marine Corp. Taiwan, Ltd.	22,000	112,392
Pou Chen Corp.	95,000	108,526

Total Taiwan (Cost: $327,651)		327,958

Thailand—2.3% (Cost: $113,170)
Banpu Public Co., Ltd. (NVDR)	300,000	105,883

Turkey—9.1%
Enka Insaat ve Sanayi AS	71,000	112,027
Turk Telekomunikasyon A.S.	146,000	159,424
Turkcell Iletisim Hizmetleri A.S.	80,000	155,063

Total Turkey (Cost: $415,499)		426,514

Total Common Stock (Cost: $4,443,052)		4,285,888

Preferred Stock—4.7%

Brazil—2.4% (Cost: $111,154)
Cia Paranaense de Energia	73,000	111,404

South Korea—2.3% (Cost: $101,108)
Samsung Electronics Co., Ltd.	2,400	107,698

Total Preferred Stock (Cost: $212,262)		219,102

MONEY MARKET INVESTMENTS—18.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(3)	855,967	855,967
Total Money Market Investments (Cost: $855,967)		855,967

Total Investments (114.5%) (Cost: $5,511,281)		5,360,957

Liabilities In Excess Of Other Assets (-14.5%)		(678,681)

Total Net Assets (100.0%)		$4,682,276

Notes to the Schedule of Investments:
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Air Freight & Logistics	2.1%
Beverages	2.2
Chemicals	4.6
Construction & Engineering	2.2
Diversified Telecommunication Services	3.4
Electric Utilities	2.4
Energy Equipment & Services	2.3
Food Products	4.6
Gas Utilities	2.3
Hotels, Restaurants & Leisure	3.4
Independent Power and Renewable Electricity Producers	2.4
Industrial Conglomerates	6.8
Interactive Media & Services	0.0
Machinery	2.4
Marine	4.8
Metals & Mining	5.9
Oil, Gas & Consumable Fuels	20.4
Personal Products	2.3
Pharmaceuticals	2.3
Real Estate Management & Development	6.8
Technology Hardware, Storage & Peripherals	4.6
Textiles, Apparel & Luxury Goods	2.3
Water Utilities	2.4
Wireless Telecommunication Services	3.3
Money Market Investments	18.3

Total	114.5%

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$101,011	$—	$—	$101,011
Beverages	104,432	—	—	104,432
Chemicals	113,273	104,779	—	218,052
Construction & Engineering	—	102,725	—	102,725
Diversified Telecommunication Services	—	159,424	—	159,424
Energy Equipment & Services	109,243	—	—	109,243
Food Products	218,659	—	—	218,659
Gas Utilities	—	107,456	—	107,456
Hotels, Restaurants & Leisure	161,296	—	—	161,296
Independent Power and Renewable Electricity Producers	—	112,332	—	112,332
Industrial Conglomerates	219,577	97,018	—	316,595
Interactive Media & Services	—	—	140	140
Machinery	110,435	—	—	110,435
Marine	—	224,456	—	224,456
Metals & Mining	109,803	161,440	103	271,346
Oil, Gas & Consumable Fuels	317,124	636,754	—	953,878
Personal Products	—	105,801	—	105,801
Pharmaceuticals	105,213	—	—	105,213
Real Estate Management & Development	165,229	156,335	—	321,564
Technology Hardware, Storage & Peripherals	—	107,040	—	107,040
Textiles, Apparel & Luxury Goods	108,526	—	—	108,526
Water Utilities	111,201	—	—	111,201
Wireless Telecommunication Services	—	155,063	—	155,063

Total Common Stock	2,055,022	2,230,623	243	4,285,888

Preferred Stock
Electric Utilities	111,404	—	—	111,404
Technology Hardware, Storage & Peripherals	—	107,698	—	107,698

Total Preferred Stock	111,404	107,698	—	219,102

Money Market Investments	855,967	—	—	855,967

Total Investments	$3,022,393	$2,338,321	$243	$5,360,957

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—45.6% of Net Assets
Angola—0.7% (Cost: $301,705)
Angolan Government International Bond 8.75%(1)	04/14/32		$300,000	$279,000

Argentina—0.8%
Argentine Republic Government International Bond
3.50%	07/09/41		421,094	144,321
3.88%	01/09/38		466,364	172,480

Total Argentina (Cost: $337,915)				316,801

Bahrain—1.5%
Bahrain Government International Bond 5.63%(2)	05/18/34		200,000	178,620
Oil and Gas Holding Co. BSCC (The) 7.63%(2)	11/07/24		400,000	410,800

Total Bahrain (Cost: $562,825)				589,420

Benin—0.2% (Cost: $68,993)
Benin Government International Bond 4.88%(2)	01/19/32	EUR	100,000	86,069

Brazil—1.0%
Acu Petroleo Luxembourg Sarl 7.50%(1)	07/13/35		$248,470	234,275
Globo Communicacoes Part 5.50%(1)	01/14/32		200,000	173,840

Total Brazil (Cost: $441,488)				408,115

Chile—1.0% (Cost: $385,100)
Chile Government International Bond 3.50%	01/31/34		450,000	399,645

Colombia—2.2%
Colombia Government International Bond
4.13%	02/22/42		200,000	130,200
7.50%	02/02/34		300,000	297,600
Ecopetrol S.A. 8.88%	01/13/33		250,000	256,263
Gran Tierra Energy, Inc. 7.75%(2)	05/23/27		200,000	170,199

Total Colombia (Cost: $878,010)				854,262

Dominican Republic—1.5%
Dominican Republic International Bond
4.50%(1)	01/30/30		150,000	131,310
4.88%(1)	09/23/32		150,000	128,745
5.30%(1)	01/21/41		200,000	161,620
5.88%(2)	01/30/60		245,000	189,997

Total Dominican Republic (Cost: $580,921)				611,672

Ecuador—0.7%
Ecuador Government International Bond
2.50%(1)	07/31/35		145,458	71,511
5.50%(2)	07/31/30		308,233	206,287

Total Ecuador (Cost: $353,689)				277,798

Egypt—0.9% (Cost: $345,059)
Egypt Government International Bond 7.30%(2)	09/30/33		475,000	349,275

El Salvador—0.5%
El Salvador Government International Bond
6.38%(2)	01/18/27		135,000	74,988
7.12%(2)	01/20/50		150,000	70,548
8.25%(2)	04/10/32		95,000	49,391

Total El Salvador (Cost: $272,463)				194,927

Gabon—0.4% (Cost: $185,184)
Gabon Government International Bond 6.63%(2)	02/06/31		200,000	168,900

Hungary—1.5%
Hungary Government International Bond
5.25%(1)	06/16/29		200,000	197,620
5.50%(2)	06/16/34		200,000	197,875
6.13%(1)	05/22/28		200,000	207,600

Total Hungary (Cost: $569,517)				603,095

India—1.4%
Adani Green Energy, Ltd. 4.38%(2)	09/08/24		200,000	158,120
Greenko Power II, Ltd. 4.30%(2)	12/13/28		191,000	165,979
India Airport Infra 6.25%(2)	10/25/25		250,000	239,750

Total India (Cost: $554,665)				563,849

Indonesia—2.3%
Freeport Indonesia PT 6.20%(2)	04/14/52		200,000	185,500
Indonesia Asahan Aluminium Persero PT 5.45%(1)	05/15/30		200,000	200,398
Perusahaan Penerbit SBSN Indonesia III
2.55%(2)	06/09/31		200,000	173,450
4.40%(1)	06/06/27		200,000	200,680
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.88%(2)	07/17/49		200,000	164,600

Total Indonesia (Cost: $951,820)				924,628

Iraq—0.4% (Cost: $150,907)
Iraq International Bond 5.80%(2)	01/15/28		156,250	145,150

Israel—1.1%
Bank Leumi Le-Israel BM 7.13% (U.S. 5-year Treasury Constant Maturity Rate + 3.466%)(2),(3)	07/18/33		200,000	206,000
Energean Israel Finance, Ltd.
4.88%(2)	03/30/26		25,000	23,572
5.38%(2)	03/30/28		45,000	41,616
5.88%(2)	03/30/31		189,300	171,553
Leviathan Bond, Ltd. 6.75%(2)	06/30/30		10,000	9,766

Total Israel (Cost: $469,153)				452,507

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
Ivory Coast—0.6%
Ivory Coast Government International Bond
4.88%(1)	01/30/32	EUR	100,000	$85,657
6.88%(1)	10/17/40	EUR	200,000	167,251

Total Ivory Coast (Cost: $277,691)				252,908

Jordan—0.5% (Cost: $194,544)
Jordan Government International Bond 7.75%(1)	01/15/28		$200,000	207,160

Kazakhstan—1.3%
KazMunayGas National Co. JSC
4.75%(1)	04/19/27		200,000	186,500
5.75%(2)	04/19/47		200,000	160,640
Tengizchevroil Finance Co. International, Ltd. 3.25%(2)	08/15/30		200,000	153,040

Total Kazakhstan (Cost: $500,282)				500,180

Mexico—4.8%
Banco Mercantil del Norte S.A. 7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%)(1),(3),(4)	06/27/29		200,000	192,719
Cemex SAB de CV 5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%)(1),(3),(4)	06/08/26		200,000	184,580
Comision Federal de Electricidad 4.69%(1)	05/15/29		200,000	184,408
Electricidad Firme de Mexico Holdings SA de CV 4.90%(1)	11/20/26		200,000	181,500
Mexico Government International Bond 3.77%	05/24/61		250,000	170,995
Petroleos Mexicanos
5.35%	02/12/28		207,000	182,781
6.49%	01/23/27		200,000	189,320
6.70%	02/16/32		225,000	186,908
6.84%	01/23/30		285,000	248,348
United Mexican States 3.50%	02/12/34		200,000	168,940

Total Mexico (Cost: $1,912,418)				1,890,499

Morocco—0.4% (Cost: $137,103)
Morocco Government International Bond 4.00%(2)	12/15/50		200,000	137,500

Mozambique—0.4% (Cost: $145,725)
Mozambique International Bond 5.00%(2)	09/15/31		200,000	161,820

Nigeria—0.8% (Cost: $392,119)
Nigeria Government International Bond 6.13%(1)	09/28/28		400,000	312,320

Oman—1.8%
Oman Government International Bond
6.00%(2)	08/01/29		200,000	205,520
6.75%(2)	01/17/48		200,000	198,240
OmGrid Funding, Ltd. 5.20%(2)	05/16/27		300,000	294,484

Total Oman (Cost: $668,987)				698,244

Pakistan—0.3% (Cost: $240,699)
Pakistan Government International Bond 6.88%(2)	12/05/27		235,000	101,685

Panama—1.3%
Panama Government International Bond
2.25%	09/29/32		200,000	153,700
4.50%	04/16/50		200,000	157,361
6.40%	02/14/35		200,000	211,800

Total Panama (Cost: $502,259)				522,861

Peru—1.1%
Peruvian Government International Bond
1.86%	12/01/32		60,000	44,975
2.78%	01/23/31		70,000	59,303
3.00%	01/15/34		390,000	317,196

Total Peru (Cost: $431,529)				421,474

Philippines—1.4%
Philippine Government International Bond
3.20%	07/06/46		200,000	150,750
3.56%	09/29/32		200,000	185,000
5.95%	10/13/47		200,000	219,807

Total Philippines (Cost: $528,461)				555,557

Qatar—0.8% (Cost: $309,111)
Qatar Energy 3.13%(1)	07/12/41		400,000	317,754

Romania—1.8%
Romanian Government International Bond
6.00%(1)	05/25/34		130,000	128,232
6.63%(1)	02/17/28		84,000	87,307
7.13%(1)	01/17/33		200,000	212,360
7.63%(1)	01/17/53		246,000	268,025

Total Romania (Cost: $659,198)				695,924

Saudi Arabia—2.1%
Gaci First Investment Co. 5.38%(2)	10/13/22		200,000	192,574
Saudi Government International Bond 4.63%(2)	10/04/47		700,000	640,010

Total Saudi Arabia (Cost: $811,975)				832,584

Senegal—0.6% (Cost: $225,998)
Senegal Government International Bond 5.38%(1)	06/08/37	EUR	300,000	229,480

Serbia—0.5% (Cost: $199,750)
Serbia International Bond 6.50%(1)	09/26/33		$200,000	201,660

South Africa—2.4%
Eskom Holdings SOC, Ltd.
7.13%(2)	02/11/25		400,000	385,000
8.45%(2)	08/10/28		200,000	192,700
Republic of South Africa Government International Bond 5.65%	09/27/47		200,000	153,363

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
Transnet SOC, Ltd. 8.25%(1)	02/06/28	$200,000	$200,750

Total South Africa (Cost: $902,899)			931,813

South Korea—0.5% (Cost: $199,022)
SK Hynix, Inc. 6.38%(1)	01/17/28	200,000	203,187

Sri Lanka—0.2% (Cost: $119,250)
Sri Lanka Government International Bond 6.20%(2),(5)	05/11/27	200,000	69,240

Tunisia—0.3% (Cost: $148,386)
Tunisian Republic 5.75%(2)	01/30/25	200,000	131,672

Turkey—2.2%
Turkey Government International Bond
9.38%	01/19/33	450,000	442,125
9.88%	01/15/28	400,000	411,680

Total Turkey (Cost: $845,617)			853,805

United Arab Emirates—0.8%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%(1)	03/31/36	200,000	164,036
2.94%(1)	09/30/40	193,306	158,994

Total United Arab Emirates (Cost: $307,297)			323,030

Uruguay—0.3% (Cost: $128,525)
Uruguay Government International Bond 5.10%	06/18/50	130,000	131,723

Venezuela—0.3%
Venezuela Government International Bond
9.25%(5),(6)	09/15/27	550,000	49,500
9.25%(2),(5),(6)	05/07/28	787,000	70,830

Total Venezuela (Cost: $413,469)			120,330

Total Fixed Income Securities (Cost: $18,611,728)			18,029,523

Issues		Shares
COMMON STOCK—52.0%
Argentina—1.4% (Cost: $263,245)
MercadoLibre, Inc.(7)		470	555,394

Brazil—3.6%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)		23,000	253,230
Cosan S.A.		70,000	229,601
Petroleo Brasileiro S.A.		40,000	231,447
Tres Tentos Agroindustrial S.A.		165,500	328,955
Vale S.A. (SP ADR)		20,000	373,600

Total Brazil (Cost: $1,414,147)			1,416,833

China—23.7%
Baidu, Inc.(7)		32,000	538,100
Beijing Shunxin Agriculture Co., Ltd.		60,000	240,996
BYD Co., Ltd.—Class H		6,505	206,066
China Gas Holdings, Ltd.		150,000	233,600
China Hongqiao Group, Ltd.		220,000	254,282
China Medical System Holdings, Ltd.		140,000	241,473
China State Construction Engineering Corp., Ltd.—Class A		260,000	213,669
Contemporary Amperex Technology Co., Ltd.—Class A		9,784	678,673
Cosco Shipping Holdings Co.—Class H		250,000	259,406
Galaxy Entertainment Group, Ltd.		104,500	727,697
Gemdale Corp.		260,000	380,171
Greentown China Holdings, Ltd.		240,000	353,967
Hengan International Group Co., Ltd.		50,000	246,049
Huaibei Mining Holdings Co., Ltd.—Class A		185,000	368,720
Huaneng Power International, Inc.—Class H(7)		530,000	258,853
JD.com, Inc.		18,700	555,450
Jiangsu Eastern Shenghong Co., Ltd.		115,000	265,845
Jinneng Holding Shanxi Coal Industry Co., Ltd.		130,000	247,227
Jizhong Energy Resources Co., Ltd.—Class A		230,000	224,806
Kuaishou Technology(7)		58,000	510,500
Meihua Holdings Group Co., Ltd.		160,000	250,290
Offshore Oil Engineering Co., Ltd.		260,000	255,885
Ping An Insurance Group Co. of China, Ltd.—Class H		141,200	1,097,163
Shanxi Lu’an Environmental Energy Development Co., Ltd.—Class A		84,357	247,873
Tian Di Science & Technology Co., Ltd.		320,000	252,421
Tianqi Lithium Corp.(7)		29,000	268,903

Total China (Cost: $8,589,606)			9,378,085

France—1.4% (Cost: $198,360)
Hermes International		310	579,580

India—1.8%
Apollo Hospitals Enterprise, Ltd.		4,600	240,846
Avenue Supermarts, Ltd.(7)		4,705	202,572
Persistent Systems, Ltd.		5,000	287,798

Total India (Cost: $567,401)			731,216

Indonesia—0.5% (Cost: $190,941)
Adaro Energy Tbk PT		1,039,800	206,031

Malaysia—0.9% (Cost: $372,102)
Genting Bhd		320,000	371,330

Poland—1.1% (Cost: $295,441)
Dino Polska S.A.(7)		4,700	424,951

Russia—0.0%
Magnitogorsk Iron & Steel Works PJSC(6),(7)		580,000	754
Yandex NV(6),(7)		24,400	1,100

Total Russia (Cost: $1,370,247)			1,854

South Africa—1.9%
Clicks Group, Ltd.		34,500	525,354
Exxaro Resources, Ltd.		17,000	213,011

Total South Africa (Cost: $876,927)			738,365

South Korea—3.4%
GS Holdings Corp.		5,800	208,410
HD Hyundai Co., Ltd.		4,300	213,750
Hyundai Glovis Co., Ltd.		1,700	228,958
LG Corp.(7)		3,700	248,709
Orion Corp/Republic of Korea(7)		2,500	252,679
Samsung SDI Co., Ltd.		350	196,141

Total South Korea (Cost: $1,303,958)			1,348,647

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value
Taiwan—8.9%
Alchip Technologies, Ltd.	14,900	$423,849
Catcher Technology Co., Ltd.	39,000	231,919
E Ink Holdings, Inc.	108,000	626,700
eMemory Technology, Inc.	5,700	312,522
Evergreen Marine Corp. Taiwan, Ltd.	50,000	255,437
Pou Chen Corp.	220,000	251,324
Taiwan Semiconductor Manufacturing Co., Ltd.	80,190	1,415,095

Total Taiwan (Cost: $2,771,152)		3,516,846

Thailand—0.6% (Cost: $242,042)
Banpu Public Co., Ltd. (NVDR)	650,000	229,413

Turkey—2.8%
Enka Insaat ve Sanayi AS	160,000	252,455
Turk Hava Yollari AO(7)	14,700	107,768
Turk Telekomunikasyon A.S.	340,000	372,371
Turkcell Iletisim Hizmetleri A.S.	190,000	368,275

Total Turkey (Cost: $1,002,892)		1,100,869

Total Common Stock (Cost: $19,458,461)		20,599,414

PREFERRED STOCK—1.3%

Brazil—0.7% (Cost: $258,852)
Cia Paranaense de Energia	170,000	259,435

South Korea—0.6% (Cost: $241,343)
Samsung Electronics Co., Ltd.	5,500	246,807

Total Preferred Stock (Cost: $500,195)		506,242

MONEY MARKET INVESTMENTS—6.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(8)	2,415,008	2,415,008

Total Money Market Investments (Cost: $2,415,008)		2,415,008

Total Investments (105.0%) (Cost: $40,985,392)		41,550,187
Liabilities In Excess Of Other Assets (-5.0%)		(1,981,247)

Total Net Assets (100.0%)		$39,568,940

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

FORWARD CURRENCY CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
BNP Paribas S.A.	EUR	532,635	04/06/23	$578,330	$580,777	$2,447

SELL (10)
JP Morgan Chase Bank	EUR	532,635	04/06/23	$568,306	$580,777	$(12,471)

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $5,860,479 or 14.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2023, the value of these securities amounted to $6,932,960 or 17.5% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2023.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Agriculture	0.8%
Airlines	0.3
Apparel	2.1
Auto Manufacturers	0.5
Auto Parts & Equipment	1.7
Banks	1.0
Beverages	0.6
Building Materials	0.5
Chemicals	1.3
Coal	4.4
Computers	1.4
Electric	5.3
Electronics	1.6
Energy-Alternate Sources	0.4
Engineering & Construction	1.8
Food	2.7
Foreign Government Bonds	27.9
Gas	0.6
Health Care-Products	1.2
Health Care-Services	0.6
Insurance	2.8
Internet	5.5
Investment Companies	0.5
Iron & Steel	0.9
Lodging	2.8
Machinery-Diversified	0.6
Media	0.4
Metal Fabricate & Hardware	0.6
Mining	1.6
Oil & Gas	8.6
Oil & Gas Services	0.6
Pipelines	1.4
Real Estate	1.9
Retail	1.3
Semiconductors	6.6
Telecommunications	2.4
Textiles	0.7
Transportation	2.4
Water	0.6
Money Market Investments	6.1

Total	105.0%

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2023

Country	Percentage of Net Assets
Angola	0.7%
Argentina	2.2
Bahrain	1.5
Benin	0.2
Brazil	5.3
Chile	1.0
China	23.7
Colombia	2.2
Dominican Republic	1.5
Ecuador	0.7
Egypt	0.9
El Salvador	0.5
France	1.4
Gabon	0.4
Hungary	1.5
India	3.2
Indonesia	2.8
Iraq	0.4
Israel	1.1
Ivory Coast	0.6
Jordan	0.5
Kazakhstan	1.3
Malaysia	0.9
Mexico	4.8
Morocco	0.4
Mozambique	0.4
Nigeria	0.8
Oman	1.8
Pakistan	0.3
Panama	1.3
Peru	1.1
Philippines	1.4
Poland	1.1
Qatar	0.8
Romania	1.8
Russia	0.0
Saudi Arabia	2.1
Senegal	0.6
Serbia	0.5
South Africa	4.3
South Korea	4.5
Sri Lanka	0.2
Taiwan	8.9
Thailand	0.6
Tunisia	0.3
Turkey	5.0
United Arab Emirates	0.8
United States	6.1
Uruguay	0.3
Venezuela	0.3

Total	105.0%

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$398,719	$—	$398,719
Building Materials	—	184,580	—	184,580
Electric	—	1,560,812	—	1,560,812
Energy-Alternate Sources	—	165,979	—	165,979
Engineering & Construction	—	239,750	—	239,750
Foreign Government Bonds	—	10,936,739	120,330	11,057,069
Investment Companies	—	192,574	—	192,574
Media	—	173,840	—	173,840
Mining	—	385,898	—	385,898
Oil & Gas	—	2,709,060	—	2,709,060
Pipelines	—	557,305	—	557,305
Semiconductors	—	203,187	—	203,187
Transportation	—	200,750	—	200,750

Total Fixed Income Securities	—	17,909,193	120,330	18,029,523

Preferred Stock
Electric	259,435	—	—	259,435
Semiconductors	—	246,807	—	246,807

Total Preferred Stock	259,435	246,807	—	506,242

Common Stock
Agriculture	328,955	—	—	328,955
Airlines	—	107,768	—	107,768
Apparel	251,324	579,580	—	830,904
Auto Manufacturers	—	206,066	—	206,066
Auto Parts & Equipment	—	678,673	—	678,673
Beverages	240,996	—	—	240,996
Chemicals	250,290	268,903	—	519,193
Coal	247,227	1,489,854	—	1,737,081
Computers	248,709	287,798	—	536,507
Electric	—	258,853	—	258,853
Electronics	—	626,699	—	626,699
Engineering & Construction	252,455	213,668	—	466,123
Food	252,679	835,934	—	1,088,613
Gas	—	233,600	—	233,600
Health Care-Products	241,473	246,050	—	487,523
Health Care-Services	—	240,846	—	240,846
Insurance	—	1,097,163	—	1,097,163
Internet	555,394	1,604,050	1,100	2,160,544
Iron & Steel	373,600	—	754	374,354
Lodging	371,330	727,697	—	1,099,027
Machinery-Diversified	252,422	—	—	252,422
Metal Fabricate & Hardware	—	231,919	—	231,919
Mining	254,282	—	—	254,282
Oil & Gas Services	255,885	—	—	255,885
Oil & Gas	461,047	213,749	—	674,796
Real Estate	380,171	353,967	—	734,138
Retail	525,354	—	—	525,354
Semiconductors	—	2,151,467	—	2,151,467
Telecommunications	—	936,787	—	936,787
Textiles	265,845	—	—	265,845
Transportation	228,958	514,843	—	743,801
Water	253,230	—	—	253,230

Total Common Stock	6,491,626	14,105,934	1,854	20,599,414

Money Market Investments	2,415,008	—	—	2,415,008

Total Investments	$9,166,069	$32,261,934	$122,184	$41,550,187

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,447	—	2,447

Total	$9,166,069	$32,264,381	$122,184	$41,552,634

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(12,471)	$—	$(12,471)

Total	$—	$(12,471)	$—	$(12,471)

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK—93.5% of Net Assets
Australia—3.6% (Cost: $1,256,166)
Goodman Group	80,817	$1,150,780

Canada—6.7%
Killam Apartment Real Estate Investment Trust	85,078	1,173,182
Minto Apartment Real Estate Investment Trust	78,998	1,002,905

Total Canada (Cost: $2,388,039)		2,176,087

China—1.8% (Cost: $516,784)
China Resources Land, Ltd.	120,000	575,297

Germany—3.9% (Cost: $974,233)
Stroeer SE & Co. KGaA	22,706	1,243,730

Japan—7.0%
Mitsubishi Estate Co., Ltd.	66,000	849,089
Mitsui Fudosan Co., Ltd.	32,900	617,235
Nippon Prologis REIT, Inc.	350	794,932

Total Japan (Cost: $2,648,341)		2,261,256

Singapore—2.2% (Cost: $685,190)
Capitaland Investment Ltd	231,100	699,850

Spain—3.5% (Cost: $1,273,975)
Cellnex Telecom SA	28,718	1,124,261

United Kingdom—3.2% (Cost: $1,326,370)
Segro PLC	101,297	1,041,230

United States—61.6%
Alexandria Real Estate Equities, Inc.	10,487	1,685,680
American Tower Corp.	3,446	769,802
Brixmor Property Group, Inc.	62,140	1,462,154
Chatham Lodging Trust	49,498	703,367
Equinix, Inc.	1,765	1,302,800
Gaming and Leisure Properties, Inc.	18,204	975,006
Invitation Homes, Inc.	16,704	542,880
Kite Realty Group Trust	69,000	1,497,300
Lamar Advertising Co.	6,359	677,488
LXP Industrial Trust	42,695	493,127
Mid-America Apartment Communities, Inc.	4,560	760,243
Pebblebrook Hotel Trust	25,407	416,675
Prologis, Inc.	5,535	715,565
Public Storage	2,807	854,282
Rexford Industrial Realty, Inc.	10,615	673,734
Simon Property Group, Inc.	5,217	670,176
Taylor Morrison Home Corp.(1)	49,064	1,756,491
TPG RE Finance Trust, Inc.	144,286	1,256,731
UWM Holdings Corp.	113,889	521,612
Ventas, Inc.	6,844	354,588
VICI Properties, Inc.	23,729	811,057
Wyndham Hotels & Resorts, Inc.	12,151	941,824

Total United States (Cost: $18,102,612)		19,842,582

Total Common Stock (Cost: $29,171,710)		30,115,073

Closed-end Fund—4.1%

United States—4.1%
NexPoint Diversified Real Estate Trust	99,981	1,308,751
Total Closed-end Fund (Cost: $1,503,062)		1,308,751

Total Purchased Options(2) (0.3%) (Cost: $211,413)		90,000

Money Market Investments—1.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(3)	628,308	628,308
Total Money Market Investments (Cost: $628,308)		628,308

Total Investments (99.8%) (Cost: $31,514,493)		32,142,132

Excess Of Other Assets Over Liabilities (0.2%)		49,757

Net Assets (100.0%)		$32,191,889

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PURCHASED OPTIONS - EXCHANGE TRADED

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Realty Income Corp.		$65.00	3/17/23	300	$2,034,900	$20,250	$107,979	$(87,729)
Vanguard Real Estate		95.00	3/17/23	150	1,365,900	69,750	103,434	(33,684)

						$90,000	$211,413	$(121,413)

WRITTEN OPTIONS - EXCHANGE TRADED

Description		Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Realty Income Corp.		$55.00	3/17/23	(300)	$(2,034,900)	$(2,700)	$(32,360)	$29,660
Vanguard Real Estate		80.00	3/17/23	(150)	(1,365,900)	(4,500)	(43,429)	38,929

						$(7,200)	$(75,789)	$68,589

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Advertising	3.9%
Diversified Real Estate Activities	8.6
Health Care REITs	1.1
Homebuilding	5.5
Hotel & Resort REITs	6.4
Industrial REITs	15.1
Mortgage REITs	3.9
Office REITs	5.2
Purchased Options	0.3
Real Estate Development	1.8
Real Estate Operating Companies	2.2
Residential REITs	10.8
Retail REITs	11.3
Specialized REITs	16.7
Thrifts & Mortgage Finance	1.6
Wireless Telecommunication Services	3.5
Money Market Investments	1.9

Total	99.8%

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$—	$1,243,730	$—	$1,243,730
Diversified Real Estate Activities	—	1,466,324	—	1,466,324
Health Care REITs	354,588	—	—	354,588
Homebuilding	1,756,491	—	—	1,756,491
Hotel & Resort REITs	2,061,866	—	—	2,061,866
Industrial REITs	1,882,426	2,986,942	—	4,869,368
Mortgage REITs	1,256,731	—	—	1,256,731
Office REITs	1,685,680	—	—	1,685,680
Real Estate Development	—	575,297	—	575,297
Real Estate Operating Companies	—	699,850	—	699,850
Residential REITs	3,479,210	—	—	3,479,210
Retail REITs	3,629,630	—	—	3,629,630
Specialized REITs	5,390,435	—	—	5,390,435
Thrifts & Mortgage Finance	521,612	—	—	521,612
Wireless Telecommunication Services	—	1,124,261	—	1,124,261

Total Common Stock	22,018,669	8,096,404	—	30,115,073

Closed-end Fund	1,308,751	—	—	1,308,751
Purchased Options	90,000	—	—	90,000
Money Market Investments	628,308	—	—	628,308

Total Investments	$24,045,728	$8,096,404	$—	$32,142,132

Liability Derivatives
Written Options
Equity Risk	$(7,200)	$—	$—	$(7,200)

Total	$(7,200)	$—	$—	$(7,200)

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK—99.2% of Net Assets

Aerospace & Defense—6.9%
HEICO Corp.	64,681	$11,057,217

Application Software—17.5%
Constellation Software, Inc.	14,578	25,682,561
Trade Desk, Inc. (The)(1)	41,979	2,128,335

		27,810,896

Data Processing & Outsourced Services—6.4%
Fiserv, Inc.(1)	38,587	4,116,461
Visa, Inc.	26,214	6,034,725

		10,151,186

Electrical Equipment—4.0%
AMETEK, Inc.	44,002	6,376,770

Environmental & Facilities Services—6.2%
Waste Connections, Inc. (Canada)	74,704	9,928,162

Financial Exchanges & Data—13.9%
FactSet Research Systems, Inc.	19,489	8,242,678
Morningstar, Inc.	28,491	6,919,894
S&P Global, Inc.	18,545	6,953,262

		22,115,834

Food Retail—3.6%
Alimentation Couche-Tard, Inc.	124,948	5,689,542

Health Care Equipment—3.9%
Danaher Corp.	23,239	6,143,927

Home Entertainment Software—1.1%
Activision Blizzard, Inc.	22,039	1,687,526

Industrial Conglomerates—3.5%
Roper Technologies, Inc.	13,158	5,615,176

Industrial Gases—3.8%
Linde PLC (Ireland)	18,255	6,041,310

Life Sciences Tools & Services—6.8%
Agilent Technologies, Inc.	25,815	3,925,945
Mettler-Toledo International, Inc.(1)	4,508	6,910,403

		10,836,348

Multi-Sector Holdings—0.7%
Berkshire Hathaway, Inc.—Class B(1)	3,794	1,181,907

Research & Consulting Services—1.9%
Wolters Kluwer NV (Netherlands)	28,492	3,103,140

Semiconductors—4.4%
Broadcom, Inc.	11,941	6,985,604

Soft Drinks—1.6%
PepsiCo, Inc.	14,682	2,510,916

Systems Software—13.0%
Microsoft Corp.	46,748	11,584,622
Oracle Corp.	102,217	9,042,116

		20,626,738

Total Common Stock (Cost: $107,389,899)		157,862,199

MONEY MARKET INVESTMENTS—0.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class 4.18%(2)	1,467,775	1,467,775

Total Money Market Investments (Cost: $1,467,775)		1,467,775

Total Investments (100.1%) (Cost: $108,857,674)		159,329,974

Liabilities In Excess Of Other Assets (-0.1%)		(227,237)

Net Assets (100.0%)		$159,102,737

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	6.9%
Application Software	17.5
Data Processing & Outsourced Services	6.4
Electrical Equipment	4.0
Environmental & Facilities Services	6.2
Financial Exchanges & Data	13.9
Food Retail	3.6
Health Care Equipment	3.9
Home Entertainment Software	1.1
Industrial Conglomerates	3.5
Industrial Gases	3.8
Life Sciences Tools & Services	6.8
Multi-Sector Holdings	0.7
Research & Consulting Services	1.9
Semiconductors	4.4
Soft Drinks	1.6
Systems Software	13.0
Money Market Investments	0.9

Total	100.1%

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$11,057,217	$—	$—	$11,057,217
Application Software	27,810,896	—	—	27,810,896
Data Processing & Outsourced Services	10,151,186	—	—	10,151,186
Electrical Equipment	6,376,770	—	—	6,376,770
Environmental & Facilities Services	9,928,162	—	—	9,928,162
Financial Exchanges & Data	22,115,834	—	—	22,115,834
Food Retail	5,689,542	—	—	5,689,542
Health Care Equipment	6,143,927	—	—	6,143,927
Home Entertainment Software	1,687,526	—	—	1,687,526
Industrial Conglomerates	5,615,176	—	—	5,615,176
Industrial Gases	6,041,310	—	—	6,041,310
Life Sciences Tools & Services	10,836,348	—	—	10,836,348
Multi-Sector Holdings	1,181,907	—	—	1,181,907
Research & Consulting Services	—	3,103,140	—	3,103,140
Semiconductors	6,985,604	—	—	6,985,604
Soft Drinks	2,510,916	—	—	2,510,916
Systems Software	20,626,738	—	—	20,626,738

Total Common Stock	154,759,059	3,103,140	—	157,862,199

Money Market Investments	1,467,775	—	—	1,467,775

Total Investments	$156,226,834	$3,103,140	$—	$159,329,974

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK—97.5% of Net Assets
Aerospace & Defense—1.0%
Textron, Inc.	36,518	$2,660,336

Air Freight & Logistics—3.0%
United Parcel Service, Inc.—Class B	45,481	8,424,446

Auto Components—2.0%
BorgWarner, Inc.	117,515	5,556,109

Banks—7.0%
JPMorgan Chase & Co.	68,525	9,590,759
Wells Fargo & Co.	209,513	9,819,874

		19,410,633

Beverages—3.9%
Keurig Dr Pepper, Inc.	105,155	3,709,868
PepsiCo, Inc.	41,539	7,104,000

		10,813,868

Biotechnology—7.6%
AbbVie, Inc.	51,656	7,632,174
Amgen, Inc.	20,266	5,115,139
Gilead Sciences, Inc.	100,148	8,406,423

		21,153,736

Building Products—4.2%
Carlisle Cos., Inc.	11,426	2,866,326
Johnson Controls International PLC (Ireland)	124,475	8,659,726

		11,526,052

Capital Markets—8.7%
Ameriprise Financial, Inc.	25,583	8,957,120
Blackstone, Inc.	24,286	2,330,485
Intercontinental Exchange, Inc.	47,167	5,072,811
Morgan Stanley	80,519	7,836,914

		24,197,330

Chemicals—3.7%
Corteva, Inc.	54,227	3,494,930
DuPont de Nemours, Inc.	91,082	6,735,514

		10,230,444

Diversified Telecommunication Services—1.3%
AT&T, Inc.	180,026	3,667,130

Electrical Equipment—2.1%
nVent Electric PLC (Ireland)	148,512	5,903,352

Electronic Equipment, Instruments & Components—1.2%
Corning, Inc.	92,346	3,196,095

Energy Equipment & Services—2.4%
Baker Hughes Co.	213,507	6,776,712

Entertainment—1.2%
Warner Bros Discovery, Inc.(1)	217,733	3,226,803

Equity Real Estate—2.2%
Simon Property Group, Inc.	46,504	5,973,904

Food Products—0.9%
Conagra Brands, Inc.	67,037	2,493,106

Health Care Equipment & Supplies—1.1%
GE Healthcare, Inc.(1)	44,216	3,073,896

Health Care Providers & Services—6.4%
Elevance Health, Inc.	16,372	8,185,836
McKesson Corp.	25,031	9,478,739

		17,664,575

Hotels, Restaurants & Leisure—2.0%
Darden Restaurants, Inc.	37,112	5,491,463

Household Durables—3.2%
Lennar Corp.	86,225	8,829,440

Independent Power and Renewable Electricity Producers—3.1%
AES Corp. (The)	314,410	8,617,978

Industrial Conglomerates—2.5%
General Electric Co.	87,700	7,058,096

Insurance—3.9%
MetLife, Inc.	149,256	10,898,673

IT Services—2.9%
International Business Machines Corp.	60,562	8,159,518

Media—4.2%
Comcast Corp.	154,093	6,063,560
Fox Corp.	161,327	5,475,438

		11,538,998

Metals & Mining—1.2%
Freeport-McMoRan, Inc.	72,273	3,224,821

Multiline Retail—1.1%
Target Corp.	17,132	2,949,103

Oil, Gas & Consumable Fuels—4.4%
Chevron Corp.	23,665	4,118,183
Exxon Mobil Corp.	70,575	8,187,406

		12,305,589

Pharmaceuticals—3.4%
Johnson & Johnson	16,171	2,642,665
Novartis AG (SP ADR) (Switzerland)	75,000	6,796,500

		9,439,165

Semiconductors & Semiconductor Equipment—3.3%
Broadcom, Inc.	15,560	9,102,756

Software—0.5%
Salesforce, Inc.(1)	8,257	1,386,928

Specialty Retail—1.9%
Dick’s Sporting Goods, Inc.	39,412	5,153,513

Total Common Stock (Cost: $175,264,707)		270,104,568

MONEY MARKET INVESTMENTS—2.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class,4.18%(2)	6,467,285	6,467,285

Total Money Market Investments (Cost: $6,467,285)		6,467,285

Total Investments (99.8%) (Cost: $181,731,992)		276,571,853
Excess Of Other Assets Over Liabilities (0.2%)		572,125

Net Assets (100.0%)		$277,143,978

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Notes to the Schedule of Investments:
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	1.0%
Air Freight & Logistics	3.0
Auto Components	2.0
Banks	7.0
Beverages	3.9
Biotechnology	7.6
Building Products	4.2
Capital Markets	8.7
Chemicals	3.7
Diversified Telecommunication Services	1.3
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	2.4
Entertainment	1.2
Equity Real Estate	2.2
Food Products	0.9
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	6.4
Hotels, Restaurants & Leisure	2.0
Household Durables	3.2
Independent Power and Renewable Electricity Producers	3.1
Industrial Conglomerates	2.5
Insurance	3.9
IT Services	2.9
Media	4.2
Metals & Mining	1.2
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	4.4
Pharmaceuticals	3.4
Semiconductors & Semiconductor Equipment	3.3
Software	0.5
Specialty Retail	1.9
Money Market Investments	2.3

Total	99.8%

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,660,336	$—	$—	$2,660,336
Air Freight & Logistics	8,424,446	—	—	8,424,446
Auto Components	5,556,109	—	—	5,556,109
Banks	19,410,633	—	—	19,410,633
Beverages	10,813,868	—	—	10,813,868
Biotechnology	21,153,736	—	—	21,153,736
Building Products	11,526,052	—	—	11,526,052
Capital Markets	24,197,330	—	—	24,197,330
Chemicals	10,230,444	—	—	10,230,444
Diversified Telecommunication Services	3,667,130	—	—	3,667,130
Electrical Equipment	5,903,352	—	—	5,903,352
Electronic Equipment, Instruments & Components	3,196,095	—	—	3,196,095
Energy Equipment & Services	6,776,712	—	—	6,776,712
Entertainment	3,226,803	—	—	3,226,803
Equity Real Estate	5,973,904	—	—	5,973,904
Food Products	2,493,106	—	—	2,493,106
Health Care Equipment & Supplies	3,073,896	—	—	3,073,896
Health Care Providers & Services	17,664,575	—	—	17,664,575
Hotels, Restaurants & Leisure	5,491,463	—	—	5,491,463
Household Durables	8,829,440	—	—	8,829,440
Independent Power and Renewable Electricity Producers	8,617,978	—	—	8,617,978
Industrial Conglomerates	7,058,096	—	—	7,058,096
Insurance	10,898,673	—	—	10,898,673
IT Services	8,159,518	—	—	8,159,518
Media	11,538,998	—	—	11,538,998
Metals & Mining	3,224,821	—	—	3,224,821
Multiline Retail	2,949,103	—	—	2,949,103
Oil, Gas & Consumable Fuels	12,305,589	—	—	12,305,589
Pharmaceuticals	9,439,165	—	—	9,439,165
Semiconductors & Semiconductor Equipment	9,102,756	—	—	9,102,756
Software	1,386,928	—	—	1,386,928
Specialty Retail	5,153,513	—	—	5,153,513

Total Common Stock	270,104,568	—	—	270,104,568

Money Market Investments	6,467,285	—	—	6,467,285

Total Investments	$276,571,853	$—	$—	$276,571,853

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.2% of Net Assets

Aerospace & Defense—2.5%
Textron, Inc.	40,955	$2,983,572

Air Freight & Logistics—2.7%
United Parcel Service, Inc.—Class B	17,653	3,269,865

Banks—3.9%
Citigroup, Inc.	5,872	306,636
JPMorgan Chase & Co.	31,586	4,420,776

		4,727,412

Beverages—3.5%
Keurig Dr Pepper, Inc.	46,509	1,640,838
PepsiCo, Inc.	15,157	2,592,150

		4,232,988

Biotechnology—6.5%
AbbVie, Inc.	20,374	3,010,259
Amgen, Inc.	8,285	2,091,134
Gilead Sciences, Inc.	32,444	2,723,349

		7,824,742

Building Products—3.1%
Johnson Controls International PLC (Ireland)	53,896	3,749,545

Capital Markets—7.4%
Ameriprise Financial, Inc.	9,363	3,278,173
Intercontinental Exchange, Inc.	27,052	2,909,443
Morgan Stanley	27,800	2,705,774

		8,893,390

Chemicals—2.0%
DuPont de Nemours, Inc.	33,288	2,461,648

Communications Equipment—1.8%
Juniper Networks, Inc.	66,410	2,145,043

Diversified Financial Services—1.9%
Apollo Global Management, Inc.	31,579	2,235,162

Diversified Telecommunication Services—1.2%
AT&T, Inc.	68,774	1,400,926

Electronic Equipment, Instruments & Components—3.7%
Corning, Inc.	39,334	1,361,350
Flex Ltd.(1)	130,567	3,048,739

		4,410,089

Energy Equipment & Services—2.1%
Baker Hughes Co.	78,064	2,477,751

Entertainment—1.3%
Warner Bros Discovery, Inc.(1)	106,424	1,577,204

Equity Real Estate—2.6%
Simon Property Group, Inc.	13,973	1,794,972
Weyerhaeuser Co.	38,057	1,310,302

		3,105,274

Food Products—1.1%
Conagra Brands, Inc.	34,500	1,283,055

Health Care Equipment & Supplies—1.0%
GE Healthcare, Inc.(1)	17,218	1,196,995

Health Care Providers & Services—9.4%
Centene Corp.(1)	48,707	3,713,422
McKesson Corp.	11,267	4,266,587
Molina Healthcare, Inc.(1)	10,523	3,281,387

		11,261,396

Hotels, Restaurants & Leisure—2.9%
Darden Restaurants, Inc.	23,594	3,491,204

Household Durables—3.8%
Lennar Corp.	44,666	4,573,798

Independent Power and Renewable Electricity Producers—2.6%
AES Corp. (The)	111,900	3,067,179

Industrial Conglomerates—2.1%
General Electric Co.	31,641	2,546,468

Insurance—2.9%
MetLife, Inc.	48,363	3,531,466

IT Services—5.0%
Fiserv, Inc.(1)	28,268	3,015,630
International Business Machines Corp.	22,213	2,992,758

		6,008,388

Media—4.5%
Comcast Corp.	71,591	2,817,106
Fox Corp.	50,902	1,727,614
Paramount Global—Class B	39,024	903,796

		5,448,516

Metals & Mining—2.1%
Freeport-McMoRan, Inc.	56,860	2,537,093

Multiline Retail—1.5%
Target Corp.	10,243	1,763,230

Oil, Gas & Consumable Fuels—4.0%
Chevron Corp.	5,765	1,003,225
Exxon Mobil Corp.	32,630	3,785,407

		4,788,632

Real Estate Management & Development—1.8%
Jones Lang LaSalle, Inc.(1)	11,709	2,164,643

Semiconductors & Semiconductor Equipment—5.6%
Broadcom, Inc.	5,562	3,253,826
ON Semiconductor Corp.(1)	47,805	3,511,277

		6,765,103

Software—0.6%
Salesforce, Inc.(1)	3,956	664,489

Specialty Retail—2.1%
Dick’s Sporting Goods, Inc.	18,958	2,478,948

Total Common Stock (Cost: $68,165,781)		119,065,214

MONEY MARKET INVESTMENTS—0.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(2)	776,992	776,992

Total Money Market Investments (Cost: $776,992)		776,992

Total Investments (99.8%) (Cost: $68,942,773)		119,842,206
Excess Of Other Assets Over Liabilities (0.2%)		208,730

Net Assets (100.0%)		$120,050,936

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	2.5%
Air Freight & Logistics	2.7
Banks	3.9
Beverages	3.5
Biotechnology	6.5
Building Products	3.1
Capital Markets	7.4
Chemicals	2.0
Communications Equipment	1.8
Diversified Financial Services	1.9
Diversified Telecommunication Services	1.2
Electronic Equipment, Instruments & Components	3.7
Energy Equipment & Services	2.1
Entertainment	1.3
Equity Real Estate	2.6
Food Products	1.1
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	9.4
Hotels, Restaurants & Leisure	2.9
Household Durables	3.8
Independent Power and Renewable Electricity Producers	2.6
Industrial Conglomerates	2.1
Insurance	2.9
IT Services	5.0
Media	4.5
Metals & Mining	2.1
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	4.0
Real Estate Management & Development	1.8
Semiconductors & Semiconductor Equipment	5.6
Software	0.6
Specialty Retail	2.1
Money Market Investments	0.6

Total	99.8%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,983,572	$—	$—	$2,983,572
Air Freight & Logistics	3,269,865	—	—	3,269,865
Banks	4,727,412	—	—	4,727,412
Beverages	4,232,988	—	—	4,232,988
Biotechnology	7,824,742	—	—	7,824,742
Building Products	3,749,545	—	—	3,749,545
Capital Markets	8,893,390	—	—	8,893,390
Chemicals	2,461,648	—	—	2,461,648
Communications Equipment	2,145,043	—	—	2,145,043
Diversified Financial Services	2,235,162	—	—	2,235,162
Diversified Telecommunication Services	1,400,926	—	—	1,400,926
Electronic Equipment, Instruments & Components	4,410,089	—	—	4,410,089
Energy Equipment & Services	2,477,751	—	—	2,477,751
Entertainment	1,577,204	—	—	1,577,204
Equity Real Estate	3,105,274	—	—	3,105,274
Food Products	1,283,055	—	—	1,283,055
Health Care Equipment & Supplies	1,196,995	—	—	1,196,995
Health Care Providers & Services	11,261,396	—	—	11,261,396
Hotels, Restaurants & Leisure	3,491,204	—	—	3,491,204
Household Durables	4,573,798	—	—	4,573,798
Independent Power and Renewable Electricity Producers	3,067,179	—	—	3,067,179
Industrial Conglomerates	2,546,468	—	—	2,546,468
Insurance	3,531,466	—	—	3,531,466
IT Services	6,008,388	—	—	6,008,388
Media	5,448,516	—	—	5,448,516
Metals & Mining	2,537,093	—	—	2,537,093
Multiline Retail	1,763,230	—	—	1,763,230
Oil, Gas & Consumable Fuels	4,788,632	—	—	4,788,632
Real Estate Management & Development	2,164,643	—	—	2,164,643
Semiconductors & Semiconductor Equipment	6,765,103	—	—	6,765,103
Software	664,489	—	—	664,489
Specialty Retail	2,478,948	—	—	2,478,948

Total Common Stock	119,065,214	—	—	119,065,214

Money Market Investments	776,992	—	—	776,992

Total Investments	$119,842,206	$—	$—	$119,842,206

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK—99.3% of Net Assets

Aerospace & Defense—2.7%
Textron, Inc.	30,488	$2,221,051

Air Freight & Logistics—0.9%
FedEx Corp.	3,838	744,035

Airlines—1.7%
United Airlines Holdings, Inc.(1)	27,721	1,357,220

Auto Components—2.3%
American Axle & Manufacturing Holdings, Inc.(1)	43,800	388,506
BorgWarner, Inc.	31,345	1,481,992

		1,870,498

Banks—8.4%
First Citizens BancShares, Inc.	1,447	1,125,303
KeyCorp	144,598	2,774,836
Popular, Inc.	42,897	2,944,450

		6,844,589

Building Products—0.3%
Carlisle Cos., Inc.	945	237,063

Capital Markets—1.1%
Evercore, Inc.	7,054	915,680

Chemicals—2.8%
Corteva, Inc.	16,140	1,040,223
DuPont de Nemours, Inc.	17,474	1,292,202

		2,332,425

Communications Equipment—2.4%
Juniper Networks, Inc.	60,112	1,941,618

Construction & Engineering—1.5%
Arcosa, Inc.	21,271	1,260,732

Consumer Finance—1.1%
OneMain Holdings, Inc.	20,903	901,755

Diversified Financial Services—4.7%
Apollo Global Management, Inc.	28,971	2,050,567
Equitable Holdings, Inc.	57,035	1,829,113

		3,879,680

Electronic Equipment, Instruments & Components—7.0%
Avnet, Inc.	33,765	1,549,138
Coherent Corp.(1)	4,600	199,640
Flex Ltd.(1)	100,581	2,348,566
TTM Technologies, Inc.(1)	103,512	1,627,209

		5,724,553

Energy Equipment & Services—2.8%
Baker Hughes Co.	44,247	1,404,400
NOV, Inc.	34,938	853,884

		2,258,284

Entertainment—1.5%
Warner Bros Discovery, Inc.(1)	85,465	1,266,591

Equity Real Estate—2.0%
Innovative Industrial Properties, Inc.	4,253	381,834
SITE Centers Corp.	93,671	1,278,609

		1,660,443

Food & Staples Retailing—0.5%
Sprouts Farmers Market, Inc.(1)	13,748	439,249

Food Products—1.0%
Conagra Brands, Inc.	22,302	829,411

Health Care Equipment & Supplies—0.8%
Envista Holdings Corp.(1)	16,163	630,195

Health Care Providers & Services—10.1%
Acadia Healthcare Co., Inc.(1)	24,759	2,080,251
AdaptHealth Corp.(1)	26,638	570,852
Centene Corp.(1)	34,298	2,614,880
Henry Schein, Inc.(1)	12,145	1,046,292
Molina Healthcare, Inc.(1)	6,272	1,955,798

		8,268,073

Hotels, Restaurants & Leisure—3.0%
Darden Restaurants, Inc.	14,515	2,147,784
Travel + Leisure Co.	7,315	309,937

		2,457,721

Household Durables—6.7%
DR Horton, Inc.	15,882	1,567,395
Lennar Corp.	21,077	2,158,285
Toll Brothers, Inc.	29,968	1,782,796

		5,508,476

Independent Power and Renewable Electricity Producers—3.0%
AES Corp. (The)	88,935	2,437,708

Insurance—3.9%
Arch Capital Group, Ltd.(1)	35,349	2,274,708
Assured Guaranty, Ltd.	14,408	901,941

		3,176,649

Internet & Direct Marketing Retail—1.0%
eBay, Inc.	17,359	859,270

IT Services—1.0%
DXC Technology Co.(1)	27,348	785,708

Machinery—5.0%
AGCO Corp.	8,683	1,199,383
Manitowoc Co., Inc. (The)(1)	54,862	751,609
Terex Corp.	8,934	455,366
Westinghouse Air Brake Technologies Corp.	16,395	1,701,965

		4,108,323

Marine—1.7%
Kirby Corp.(1)	19,099	1,351,827

Media—1.4%
Interpublic Group of Cos., Inc. (The)	32,447	1,183,018

Metals & Mining—2.1%
Freeport-McMoRan, Inc.	38,299	1,708,901

Multi-Utilities—1.4%
Sempra Energy	6,990	1,120,707

Multiline Retail—1.3%
Dollar Tree, Inc.(1)	7,241	1,087,453

Oil, Gas & Consumable Fuels—1.9%
ConocoPhillips	5,084	619,587
Marathon Petroleum Corp.	7,320	940,766

		1,560,353

Personal Products—1.7%
Coty, Inc.(1)	142,559	1,419,888

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value

Pharmaceuticals—1.0%
Perrigo Co. PLC	22,530	$843,073

Professional Services—0.9%
Jacobs Solutions, Inc.	5,926	732,157

Real Estate Management & Development—2.4%
Jones Lang LaSalle, Inc.(1)	10,726	1,982,916

Road & Rail—0.5%
Hertz Global Holdings, Inc.(1)	23,234	418,677

Semiconductors & Semiconductor Equipment—0.6%
Analog Devices, Inc.	2,740	469,828

Specialty Retail—3.2%
Dick’s Sporting Goods, Inc.	9,359	1,223,783
Foot Locker, Inc.	14,388	626,022
Guess?, Inc.	21,055	487,844
Williams-Sonoma, Inc.	2,367	319,403

		2,657,052

Total Common Stock (Cost: $51,500,477)		81,452,850

MONEY MARKET INVESTMENTS—0.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(2)	461,047	461,047

Total Money Market Investments (Cost: $461,047)		461,047

Total Investments (99.9%) (Cost: $51,961,524)		81,913,897
Excess Of Other Assets Over Liabilities (0.1%)		62,538

Net Assets (100.0%)		$81,976,435

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Aerospace & Defense	2.7%
Air Freight & Logistics	0.9
Airlines	1.7
Auto Components	2.3
Banks	8.4
Building Products	0.3
Capital Markets	1.1
Chemicals	2.8
Communications Equipment	2.4
Construction & Engineering	1.5
Consumer Finance	1.1
Diversified Financial Services	4.7
Electronic Equipment, Instruments & Components	7.0
Energy Equipment & Services	2.8
Entertainment	1.5
Equity Real Estate	2.0
Food & Staples Retailing	0.5
Food Products	1.0
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	10.1
Hotels, Restaurants & Leisure	3.0
Household Durables	6.7
Independent Power and Renewable Electricity Producers	3.0
Insurance	3.9
Internet & Direct Marketing Retail	1.0
IT Services	1.0
Machinery	5.0
Marine	1.7
Media	1.4
Metals & Mining	2.1
Multi-Utilities	1.4
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	1.9
Personal Products	1.7
Pharmaceuticals	1.0
Professional Services	0.9
Real Estate Management & Development	2.4
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	0.6
Specialty Retail	3.2
Money Market Investments	0.6

Total	99.9%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,221,051	$—	$—	$2,221,051
Air Freight & Logistics	744,035	—	—	744,035
Airlines	1,357,220	—	—	1,357,220
Auto Components	1,870,498	—	—	1,870,498
Banks	6,844,589	—	—	6,844,589
Building Products	237,063	—	—	237,063
Capital Markets	915,680	—	—	915,680
Chemicals	2,332,425	—	—	2,332,425
Communications Equipment	1,941,618	—	—	1,941,618
Construction & Engineering	1,260,732	—	—	1,260,732
Consumer Finance	901,755	—	—	901,755
Diversified Financial Services	3,879,680	—	—	3,879,680
Electronic Equipment, Instruments & Components	5,724,553	—	—	5,724,553
Energy Equipment & Services	2,258,284	—	—	2,258,284
Entertainment	1,266,591	—	—	1,266,591
Equity Real Estate	1,660,443	—	—	1,660,443
Food & Staples Retailing	439,249	—	—	439,249
Food Products	829,411	—	—	829,411
Health Care Equipment & Supplies	630,195	—	—	630,195
Health Care Providers & Services	8,268,073	—	—	8,268,073
Hotels, Restaurants & Leisure	2,457,721	—	—	2,457,721
Household Durables	5,508,476	—	—	5,508,476
Independent Power and Renewable Electricity Producers	2,437,708	—	—	2,437,708
Insurance	3,176,649	—	—	3,176,649
Internet & Direct Marketing Retail	859,270	—	—	859,270
IT Services	785,708	—	—	785,708
Machinery	4,108,323	—	—	4,108,323
Marine	1,351,827	—	—	1,351,827
Media	1,183,018	—	—	1,183,018
Metals & Mining	1,708,901	—	—	1,708,901
Multi-Utilities	1,120,707	—	—	1,120,707
Multiline Retail	1,087,453	—	—	1,087,453
Oil, Gas & Consumable Fuels	1,560,353	—	—	1,560,353
Personal Products	1,419,888	—	—	1,419,888
Pharmaceuticals	843,073	—	—	843,073
Professional Services	732,157	—	—	732,157
Real Estate Management & Development	1,982,916	—	—	1,982,916
Road & Rail	418,677	—	—	418,677
Semiconductors & Semiconductor Equipment	469,828	—	—	469,828
Specialty Retail	2,657,052	—	—	2,657,052

Total Common Stock	81,452,850	—	—	81,452,850

Money Market Investments	461,047	—	—	461,047

Total Investments	$81,913,897	$—	$—	$81,913,897

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK—97.3% of Net Assets

Capital Markets—7.3%
Charles Schwab Corp. (The)	191,268	$14,807,968
S&P Global, Inc.	68,086	25,528,165

		40,336,133

Commercial Services & Supplies—2.2%
Waste Connections, Inc. (Canada)	92,732	12,324,083

Equity Real Estate—4.2%
American Tower Corp.	104,407	23,323,480

Food & Staples Retailing—3.5%
Costco Wholesale Corp.	37,437	19,135,548

Health Care Equipment & Supplies—7.6%
Align Technology, Inc.(1)	32,929	8,881,939
Boston Scientific Corp.(1)	289,379	13,383,779
DexCom, Inc.(1)	130,428	13,967,534
Intuitive Surgical, Inc.(1)	22,065	5,421,150

		41,654,402

Interactive Media & Services—6.2%
Alphabet, Inc.— Class C(1)	343,924	34,347,690

Internet & Direct Marketing Retail—5.3%
Amazon.com, Inc.(1)	281,840	29,066,159

IT Services—12.3%
Mastercard, Inc.	57,455	21,292,823
PayPal Holdings, Inc.(1)	111,260	9,066,577
Snowflake, Inc.(1)	41,229	6,449,865
Visa, Inc.	134,869	31,048,193

		67,857,458

Life Sciences Tools & Services—3.5%
IQVIA Holdings, Inc.(1)	82,807	18,996,754

Pharmaceuticals—3.4%
Zoetis, Inc.	113,560	18,793,044

Professional Services—1.9%
TransUnion	147,556	10,587,143

Semiconductors & Semiconductor Equipment—10.6%
ASML Holding NV (Netherlands)	26,573	17,560,501
Enphase Energy, Inc.(1)	43,924	9,723,895
NVIDIA Corp.	157,901	30,849,119

		58,133,515

Software—21.0%
Adobe, Inc.(1)	45,161	16,724,925
Crowdstrike Holdings, Inc.(1)	88,151	9,335,191
Microsoft Corp.	112,399	27,853,596
Salesforce, Inc.(1)	113,330	19,036,040
ServiceNow, Inc.(1)	69,903	31,814,952
Trade Desk, Inc. (The)(1)	215,899	10,946,079

		115,710,783

Specialty Retail—5.7%
Home Depot, Inc. (The)	51,419	16,668,497
Ulta Beauty, Inc.(1)	28,909	14,858,070

		31,526,567

Textiles, Apparel & Luxury Goods—2.6%
NIKE, Inc.— Class B	114,324	14,556,875

Total Common Stock (Cost: $215,073,007)		536,349,634

MONEY MARKET INVESTMENTS—2.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(2)	14,295,492	14,295,492

Total Money Market Investments (Cost: $14,295,492)		14,295,492

Total Investments (99.9%) (Cost: $229,368,499)		550,645,126
Excess Of Other Assets Over Liabilities (0.1%)		414,708

Net Assets (100.0%)		$551,059,834

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2023.

TCW Select Equities Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Capital Markets	7.3%
Commercial Services & Supplies	2.2
Equity Real Estate	4.2
Food & Staples Retailing	3.5
Health Care Equipment & Supplies	7.6
Interactive Media & Services	6.2
Internet & Direct Marketing Retail	5.3
IT Services	12.3
Life Sciences Tools & Services	3.5
Pharmaceuticals	3.4
Professional Services	1.9
Semiconductors & Semiconductor Equipment	10.6
Software	21.0
Specialty Retail	5.7
Textiles, Apparel & Luxury Goods	2.6
Money Market Investments	2.6

Total	99.9%

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$40,336,133	$—	$—	$40,336,133
Commercial Services & Supplies	12,324,083	—	—	12,324,083
Equity Real Estate	23,323,480	—	—	23,323,480
Food & Staples Retailing	19,135,548	—	—	19,135,548
Health Care Equipment & Supplies	41,654,402	—	—	41,654,402
Interactive Media & Services	34,347,690	—	—	34,347,690
Internet & Direct Marketing Retail	29,066,159	—	—	29,066,159
IT Services	67,857,458	—	—	67,857,458
Life Sciences Tools & Services	18,996,754	—	—	18,996,754
Pharmaceuticals	18,793,044	—	—	18,793,044
Professional Services	10,587,143	—	—	10,587,143
Semiconductors & Semiconductor Equipment	58,133,515	—	—	58,133,515
Software	115,710,783	—	—	115,710,783
Specialty Retail	31,526,567	—	—	31,526,567
Textiles, Apparel & Luxury Goods	14,556,875	—	—	14,556,875

Total Common Stock	536,349,634	—	—	536,349,634

Money Market Investments	14,295,492	—	—	14,295,492

Total Investments	$550,645,126	$—	$—	$550,645,126

Note 1 — Security Valuations

Equity securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”), has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2023 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW DEVELOPING MARKETS EQUITY FUND	COMMON STOCK
Balance as of October 31, 2022	$257
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)*	(14)
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2023	$243

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2023 was $(14) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW EMERGING MARKETS MULTI-ASSET OPPORTUNITIES FUND	COMMON STOCK	FOREIGN GOVERNMENT BONDS
Balance as of October 31, 2022	$1,958	$103,618
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	(104)	16,712
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of January 31, 2023	$1,854	$120,330

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2023 was $(16,608) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2023 are as follows:

Description	Fair Value at January 31, 2023	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Developing Markets Equity Fund
Common Stocks	$243	Third-party Vendor	Vendor Prices	$0.001 - 0.0451	$0.003	Increase
TCW Emerging Markets Multi-Asset Opportunities Fund
Common Stocks	$1,854	Third-party Vendor	Vendor Prices	$0.001 - 0.0451	$0.003	Increase
Foreign Government Bonds	$120,330	Third-party Vendor	Vendor Prices	$9.000	$9.000	Increase

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2023, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Equity Risk		Foreign Currency Risk	Total
Asset Derivatives
Forward Contracts		$—	$2,447	$2,447

Total Value		$—	$2,447	$2,447

Liability Derivatives
Forward Contracts		$—	$(12,471)	$(12,471)

Total Value		$—	$(12,471)	$(12,471)

Notional Amounts(1)
Forward Currency Contracts		$—	$742,135	742,135

TCW Global Real Estate Fund
Asset Derivatives
Investments(2)		$90,000	$—	$90,000

Total Value		$90,000	$—	$90,000

Liability Derivatives
Written Options		$(7,200)	$—	$(7,200)

Total Value		$(7,200)	$—	$(7,200)

Number of Contracts(1)
Options Purchased	—	450	—	450
Options Written	—	450	—	450

(1)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2023.
(2)	Represents purchased options, at value.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended January 31, 2023.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2023.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2023.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of January 31, 2023.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at January 31, 2023.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended January 31, 2023, the TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio—such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk—the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding at January 31, 2023.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2023 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at January 31, 2023.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—108.3% of Net Assets
CORPORATE BONDS—29.2%

Aerospace & Defense—0.3%
Boeing Co. (The)
1.43%	02/04/24	$2,650,000	$2,554,600
4.88%	05/01/25	560,000	560,347

			3,114,947

Agriculture—0.7%
BAT Capital Corp.
2.73%	03/25/31	695,000	560,066
4.39%	08/15/37	470,000	386,631
4.54%	08/15/47	1,270,000	969,525
5.28%	04/02/50	1,285,000	1,082,547
5.65%	03/16/52	520,000	466,294
Imperial Brands Finance PLC (United Kingdom)
3.13%(1)	07/26/24	2,300,000	2,221,662
3.88%(1)	07/26/29	35,000	31,081
Reynolds American, Inc.
5.70%	08/15/35	260,000	248,671
5.85%	08/15/45	2,770,000	2,548,234

			8,514,711

Airlines—0.2%
Delta Air Lines Pass-Through Trust (19-1-AA) 3.20%	10/25/25	1,500,000	1,473,045
US Airways Group, Inc. Pass-Through Certificates (10-1-A) (EETC) 6.25%	10/22/24	177,723	177,447
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	928,442	905,821
US Airways Group, Inc. Pass-Through Certificates (12-2-A) (EETC) 4.63%	12/03/26	395,014	369,654

			2,925,967

Banks—11.2%
ABN AMRO Bank NV 2.47% (U.S. 1-year Treasury Constant Maturity Rate + 1.100%)(1),(2)	12/13/29	1,700,000	1,441,617
Bank of America Corp.
1.66% (SOFR + 0.910%)(2)	03/11/27	6,355,000	5,737,538
1.73% (SOFR + 0.960%)(2)	07/22/27	2,535,000	2,272,704
1.92% (SOFR + 1.370%)(2)	10/24/31	410,000	329,911
2.09% (SOFR + 1.060%)(2)	06/14/29	2,200,000	1,917,916
2.50% (3 mo. USD LIBOR + 0.990%)(2)	02/13/31	930,000	791,869
2.59% (SOFR + 2.150%)(2)	04/29/31	1,955,000	1,670,408
2.69% (SOFR + 1.320%)(2)	04/22/32	3,535,000	2,989,938
3.97% (3 mo. USD LIBOR + 1.210%)(2)	02/07/30	1,125,000	1,064,705
Citigroup, Inc.
2.52% (SOFR + 1.177%)(2)	11/03/32	1,985,000	1,619,867
2.57% (SOFR + 2.107%)(2)	06/03/31	1,040,000	883,171
2.98% (SOFR + 1.422%)	11/05/30	1,395,000	1,228,032
3.06% (SOFR + 1.351%)(2)	01/25/33	6,870,000	5,891,918
4.41% (SOFR + 3.914%)(2)	03/31/31	500,000	479,921
Credit Suisse Group AG (Switzerland)
0.63%(3)	01/18/33	515,000	353,987
1.31% (SOFR + 0.980%)(1),(2)	02/02/27	3,860,000	3,207,853
3.09% (SOFR + 1.730%)(1),(2)	05/14/32	2,560,000	1,947,725
6.54% (SOFR + 3.920%)(1)	08/12/33	3,655,000	3,497,407
9.02% (SOFR + 5.020%)(1),(2)	11/15/33	3,955,000	4,451,669
DNB Bank ASA 1.61% (U.S. 1-year Treasury Constant Maturity Rate + 0.680%)(1),(2)	03/30/28	2,570,000	2,233,540
Goldman Sachs Group, Inc. (The)
1.22%	12/06/23	4,225,000	4,094,912
1.43% (SOFR + 0.798%)(2)	03/09/27	4,260,000	3,815,256
1.54% (SOFR + 0.818%)(2)	09/10/27	1,585,000	1,399,888
1.95% (SOFR + 0.913%)(2)	10/21/27	1,695,000	1,517,822
2.38% (SOFR + 1.248%)(2)	07/21/32	2,215,000	1,815,370
2.65% (SOFR + 1.264%)(2)	10/21/32	1,075,000	887,768
HSBC Holdings PLC (United Kingdom)
1.59% (SOFR + 1.290%)(2)	05/24/27	4,240,000	3,758,494
2.01% (SOFR + 1.732%)(2)	09/22/28	1,900,000	1,646,521
2.21% (SOFR+ 1.285%)(2)	08/17/29	2,570,000	2,180,465
2.36% (SOFR + 1.947%)(2)	08/18/31	940,000	766,796
2.80% (SOFR + 1.187%)(2)	05/24/32	845,000	698,502
JPMorgan Chase & Co.
0.97% (SOFR + 0.580%)(2)	06/23/25	6,625,000	6,235,450
1.56% (SOFR + 0.605%)(2)	12/10/25	2,080,000	1,948,627
1.58% (SOFR + 0.885%)(2)	04/22/27	3,110,000	2,796,232
1.95% (SOFR + 1.065%)(2)	02/04/32	3,330,000	2,678,421
2.55% (SOFR + 1.180%)(2)	11/08/32	1,455,000	1,208,960
2.58% (SOFR + 1.250%)(2)	04/22/32	80,000	67,426
2.74% (SOFR + 1.510%)(2)	10/15/30	1,070,000	935,931
2.95% (SOFR + 1.170%)(2)	02/24/28	750,000	695,723

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
Lloyds Banking Group PLC (United Kingdom)
1.63% (U.S. 1-year Treasury Constant Maturity Rate + 0.850%)(2)	05/11/27	$1,500,000	$1,335,450
3.57% (3 mo. USD LIBOR + 1.205%)(2)	11/07/28	860,000	804,556
3.87% (U.S. 1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	1,600,000	1,567,493
4.98% (U.S. 1-year Treasury Constant Maturity Rate + 2.300%)	08/11/33	465,000	454,067
Macquarie Group, Ltd. (Australia)
1.34% (SOFR + 1.069%)(1),(2)	01/12/27	2,510,000	2,231,790
2.87% (SOFR + 1.532%)(1),(2)	01/14/33	1,740,000	1,408,876
4.44% (SOFR + 2.405%)(1),(2)	06/21/33	600,000	547,104
5.03% (3 mo. USD LIBOR + 1.750%)(1),(2)	01/15/30	505,000	497,537
Morgan Stanley
0.73% (SOFR + 0.616%)(2)	04/05/24	1,020,000	1,011,634
1.51% (SOFR + 0.858%)(2)	07/20/27	3,985,000	3,553,903
1.79% (SOFR + 1.034%)(2)	02/13/32	860,000	680,824
1.93% (SOFR + 1.020%)(2)	04/28/32	1,965,000	1,562,928
2.24% (SOFR + 1.178%)	07/21/32	1,265,000	1,028,369
2.48% (SOFR + 1.000%)(2)	01/21/28	2,470,000	2,252,838
2.48% (SOFR + 1.360%)(2)	09/16/36	1,050,000	812,879
2.94% (SOFR + 1.290%)(2)	01/21/33	495,000	423,105
NatWest Group PLC (United Kingdom) 4.27% (3 mo. USD LIBOR + 1.762%)(2)	03/22/25	3,140,000	3,098,489
PNC Financial Services Group, Inc. (The) 5.07% (SOFR + 1.933%)(2)	01/24/34	1,230,000	1,240,972
Santander UK Group Holdings PLC (United Kingdom)
1.09% (SOFR + 0.787%)(2)	03/15/25	3,265,000	3,096,004
1.67% (SOFR + 0.989%)(2)	06/14/27	285,000	250,823
2.47% (SOFR + 1.220%)(2)	01/11/28	465,000	414,180
2.90% (SOFR + 1.475%)(2)	03/15/32	1,175,000	956,443
4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	960,000	948,733
Santander UK PLC (United Kingdom) 5.00%(1)	11/07/23	2,460,000	2,450,295
U.S. Bancorp 5.85% (SOFR + 2.090%)(2)	10/21/33	545,000	586,098
UBS Group AG 5.71% (U.S. 1-year Treasury Constant Maturity Rate + 1.550%)(1),(2)	01/12/27	855,000	865,961
Wells Fargo & Co.
2.16% (3 mo. USD LIBOR + 0.750%)(2)	02/11/26	1,850,000	1,746,179
2.19% (SOFR + 2.000%)(2)	04/30/26	645,000	606,983
2.39% (SOFR + 2.100%)(2)	06/02/28	630,000	571,297
2.88% (SOFR + 1.432%)(2)	10/30/30	285,000	252,254
3.35% (SOFR + 1.500%)	03/02/33	4,715,000	4,162,213
3.53% (SOFR + 1.510%)(2)	03/24/28	3,760,000	3,575,534
3.58% (3 mo. USD LIBOR + 1.310%)(2)	05/22/28	1,015,000	965,220
4.90% (SOFR + 2.100%)(2)	07/25/33	2,015,000	2,009,532
5.01% (SOFR + 4.502%)(2)	04/04/51	625,000	617,056

			131,747,879

Beverages—0.2%
Bacardi, Ltd.
2.75%(1)	07/15/26	750,000	693,637
4.45%(1)	05/15/25	1,780,000	1,737,262

			2,430,899

Chemicals—0.2%
International Flavors & Fragrances, Inc.
5.00%	09/26/48	1,975,000	1,840,294

Commercial Services—0.1%
Global Payments, Inc.
5.40%	08/15/32	710,000	713,415
5.95%	08/15/52	899,000	888,832

			1,602,247

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28	2,845,000	2,503,714
3.30%	01/30/32	874,000	732,595
3.88%	01/23/28	430,000	401,640
Air Lease Corp.
3.25%	03/01/25	1,300,000	1,246,608
3.63%	12/01/27	640,000	600,418
4.63%	10/01/28	1,500,000	1,449,285
Avolon Holdings Funding, Ltd.
2.53%(1)	11/18/27	884,000	763,508
2.88%(1)	02/15/25	1,550,000	1,453,574
3.95%(1)	07/01/24	405,000	393,052
Capital One Financial Corp. 1.34% (SOFR + 0.690%)(2)	12/06/24	2,535,000	2,447,872
Cboe Global Markets, Inc. 3.00%	03/16/32	595,000	520,536
ORIX Corp. 5.20%	09/13/32	1,405,000	1,432,426
Park Aerospace Holdings, Ltd.
4.50%(1)	03/15/23	2,715,000	2,712,322
5.50%(1)	02/15/24	108,000	107,212

			16,764,762

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electric—1.2%
Appalachian Power Co. 4.45%	06/01/45	$690,000	$613,241
Duke Energy Corp.
3.75%	09/01/46	790,000	630,871
3.85%	06/15/34	800,000	806,101
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,073,184
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	822,846
ITC Holdings Corp. 2.95%(1)	05/14/30	2,000,000	1,759,272
Jersey Central Power & Light Co. 2.75%(1)	03/01/32	2,575,000	2,184,527
Metropolitan Edison Co. 3.50%(1)	03/15/23	3,030,000	3,023,375
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	1,828,429
Tucson Electric Power Co. 4.00%	06/15/50	1,500,000	1,227,330

			13,969,176

Engineering & Construction—0.2%
Cellnex Finance Co. SA 2.00%(3)	09/15/32	700,000	601,528
Heathrow Funding Ltd. 1.88%(3)	03/14/34	1,755,000	1,459,107

			2,060,635

Entertainment—0.5%
WarnerMedia Holdings, Inc.
4.28%(1)	03/15/32	200,000	178,044
5.05%(1)	03/15/42	3,135,000	2,679,297
5.14%(1)	03/15/52	4,334,000	3,603,894

			6,461,235

Food—0.7%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%(1)	02/02/29	1,445,000	1,246,645
3.00%(1)	05/15/32	1,875,000	1,495,261
6.50%(1)	12/01/52	1,575,000	1,617,289
Kraft Heinz Foods Co.
5.00%	06/04/42	2,133,000	2,056,206
5.20%	07/15/45	165,000	161,614
Smithfield Foods, Inc. 2.63%(1)	09/13/31	2,565,000	1,917,055

			8,494,070

Gas—0.2%
KeySpan Gas East Corp.
3.59%(1)	01/18/52	1,150,000	844,537
5.82%(1)	04/01/41	1,551,000	1,582,718

			2,427,255

Health Care-Products—0.1%
DENTSPLY SIRONA, Inc. 3.25%	06/01/30	1,400,000	1,232,060

Health Care-Services—1.3%
Centene Corp. 3.00%	10/15/30	3,888,000	3,330,111
CommonSpirit Health
2.78%	10/01/30	955,000	814,911
4.35%	11/01/42	600,000	533,184
Fresenius Finance Ireland PLC, 0.88%(3)	10/01/31	920,000	744,788
Fresenius Medical Care US Finance III, Inc. 1.88%(1)	12/01/26	1,650,000	1,435,599
HCA, Inc.
3.13%(1)	03/15/27	455,000	423,248
3.50%	07/15/51	746,000	523,274
3.63%(1)	03/15/32	1,156,000	1,026,216
4.13%	06/15/29	3,946,000	3,751,147
4.63%(1)	03/15/52	800,000	676,104
5.25%	06/15/49	600,000	549,414
5.38%	09/01/26	430,000	434,270
5.50%	06/15/47	1,315,000	1,248,804

			15,491,070

Insurance—1.4%
Aon Corp. / Aon Global Holdings PLC
2.60%	12/02/31	940,000	799,658
3.90%	02/28/52	805,000	667,345
Athene Global Funding
1.99%(1)	08/19/28	4,000,000	3,342,200
2.72%(1)	01/07/29	240,000	205,769
3.21%(1)	03/08/27	815,000	742,330
Farmers Exchange Capital 7.20%(1)	07/15/48	1,495,000	1,605,874
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1)	11/01/53	2,065,000	2,043,705
Nationwide Mutual Insurance Co. 7.06% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	4,000,000	3,990,515
New York Life Insurance Co. 3.75%(1)	05/15/50	765,000	639,231
Teachers Insurance & Annuity Association of America
3.30%(1)	05/15/50	1,200,000	908,246
4.27%(1)	05/15/47	130,000	116,773
Willis North America, Inc. 4.50%	09/15/28	1,445,000	1,406,549

			16,468,195

Internet—0.2%
Meta Platforms, Inc. 4.45%	08/15/52	670,000	585,761
Netflix, Inc. 4.63%	05/15/29	670,000	742,750
Tencent Holdings, Ltd.
3.68%(1)	04/22/41	825,000	654,472
3.84%(1)	04/22/51	30,000	23,138
3.98%(1)	04/11/29	740,000	699,742

			2,705,863

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90%	06/01/52	1,000,000	680,350
4.80%	03/01/50	495,000	389,778
5.13%	07/01/49	1,080,000	894,359
5.25%	04/01/53	1,000,000	841,247
5.38%	04/01/38	1,475,000	1,325,553
5.38%	05/01/47	2,755,000	2,360,952
5.75%	04/01/48	1,028,000	921,016

			7,413,255

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Miscellaneous Manufacturers—0.2%
General Electric Co. 5.09% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	$3,045,000	$2,565,927

Oil & Gas—0.3%
Petroleos Mexicanos
6.75%	09/21/47	2,625,000	1,824,756
6.95%	01/28/60	510,000	350,612
7.69%	01/23/50	1,565,000	1,170,630

			3,345,998

Packaging & Containers—0.3%
Berry Global, Inc.
1.57%	01/15/26	1,645,000	1,486,554
1.65%	01/15/27	1,670,000	1,461,776
4.88%(1)	07/15/26	580,000	565,657

			3,513,987

Pharmaceuticals—0.9%
Bayer US Finance II LLC
4.38%(1)	12/15/28	4,023,000	3,914,281
4.63%(1)	06/25/38	500,000	465,105
4.88%(1)	06/25/48	2,430,000	2,236,037
CVS Health Corp. 5.05%	03/25/48	4,505,000	4,285,426

			10,900,849

Pipelines—1.1%
Energy Transfer LP
5.00%	05/15/50	1,280,000	1,120,486
5.15%	03/15/45	1,870,000	1,685,847
5.40%	10/01/47	2,143,000	1,978,610
5.95%	10/01/43	630,000	624,912
Plains All American Pipeline LP / PAA Finance Corp. 3.80%	09/15/30	375,000	341,041
Rockies Express Pipeline LLC
4.95%(1)	07/15/29	2,000,000	1,810,940
6.88%(1)	04/15/40	350,000	298,732
Sabine Pass Liquefaction LLC 4.50%	05/15/30	990,000	961,561
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	2,580,600
TC PipeLines LP 4.38%	03/13/25	710,000	700,177
TransCanada PipeLines, Ltd. 6.10%	06/01/40	375,000	405,214

			12,508,120

Real Estate—0.1%
Annington Funding PLC 2.31%(3)	10/06/32	720,000	673,445
Vonovia SE 1.50%(3)	06/14/41	300,000	197,684

			871,129

REIT—2.3%
American Assets Trust LP 3.38%	02/01/31	1,655,000	1,351,374
American Tower Corp. 0.88%	05/21/29	725,000	642,223
CapitaLand Ascendas 0.75%(3)	06/23/28	870,000	764,990
CubeSmart LP 3.00%	02/15/30	317,000	273,759
Digital Dutch Finco BV, 1.25%(3)	02/01/31	1,830,000	1,546,690
Digital Intrepid Holding BV 1.38%(3)	07/18/32	105,000	86,466
Extra Space Storage LP
2.35%	03/15/32	895,000	709,947
3.90%	04/01/29	250,000	231,760
GLP Capital LP / GLP Financing II, Inc.
4.00%	01/15/30	545,000	493,214
5.30%	01/15/29	1,280,000	1,249,613
5.38%	11/01/23	745,000	745,738
5.38%	04/15/26	1,543,000	1,543,285
5.75%	06/01/28	1,600,000	1,631,512
Healthcare Realty Holdings LP
2.00%	03/15/31	2,870,000	2,267,194
2.05%	03/15/31	109,000	83,396
3.10%	02/15/30	1,705,000	1,487,715
Hudson Pacific Properties LP
3.25%	01/15/30	405,000	316,552
5.95%	02/15/28	1,240,000	1,204,896
Invitation Homes Operating Partnership LP
2.00%	08/15/31	275,000	214,060
4.15%	04/15/32	1,265,000	1,164,180
Kilroy Realty LP 2.65%	11/15/33	891,000	644,441
Lexington Realty Trust 2.38%	10/01/31	855,000	673,569
Life Storage LP 2.40%	10/15/31	1,820,000	1,456,294
Physicians Realty LP 2.63%	11/01/31	940,000	783,834
Prologis Euro Finance LLC
0.50%	02/16/32	400,000	320,450
0.63%	09/10/31	100,000	82,030
1.00%	02/08/29	750,000	687,274
1.00%	02/16/41	400,000	260,094
SELP Finance Sarl 0.88%(3)	05/27/29	900,000	765,359
VICI Properties LP
5.13%	05/15/32	1,668,000	1,609,487
5.63%	05/15/52	810,000	761,991
VICI Properties LP / VICI Note Co., Inc.
3.75%(1)	02/15/27	25,000	23,139
3.88%(1)	02/15/29	835,000	753,263
4.50%(1)	09/01/26	380,000	366,012
4.50%(1)	01/15/28	327,000	305,874
4.63%(1)	06/15/25	180,000	174,528
5.75%(1)	02/01/27	—	—

			27,676,203

Retail—0.1%
Alimentation Couche-Tard, Inc. 3.55%(1)	07/26/27	1,390,000	1,310,332

Savings & Loans—0.4%
Nationwide Building Society (United Kingdom)
2.97% (SOFR + 1.290%)(1),(2)	02/16/28	1,630,000	1,486,593
3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	2,670,000	2,663,521
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	400,000	396,447

			4,546,561

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Semiconductors—0.2%
Broadcom, Inc.
2.60%(1)	02/15/33	$1,465,000	$1,152,779
3.42%(1)	04/15/33	1,100,000	923,736

			2,076,515

Software—0.6%
Oracle Corp.
3.60%	04/01/50	2,000,000	1,471,263
3.80%	11/15/37	905,000	760,790
3.95%	03/25/51	2,425,000	1,888,881
6.90%	11/09/52	1,070,000	1,239,145
Take Two Interactive 4.00%	04/14/32	1,525,000	1,427,110

			6,787,189

Telecommunications—2.0%
AT&T, Inc.
3.80%	12/01/57	661,000	501,962
4.85%	03/01/39	1,554,000	1,489,587
5.25%	03/01/37	1,340,000	1,363,115
Global Switch Finance BV 1.38%(3)	10/07/30	695,000	636,919
Level 3 Financing, Inc.
3.40%(1)	03/01/27	228,000	197,719
3.88%(1)	11/15/29	4,170,000	3,386,937
Qwest Corp. 7.25%	09/15/25	920,000	925,980
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%(1)	03/20/25	3,560,625	3,533,113
5.15%(1)	09/20/29	2,505,000	2,501,760
T-Mobile USA, Inc.
2.55%	02/15/31	1,882,000	1,599,396
3.88%	04/15/30	4,155,000	3,893,813
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	1,897,000	1,713,633
5.25%	05/30/48	1,390,000	1,323,077

			23,067,011

Total Corporate Bonds (Cost: $373,585,226)			344,834,341

MUNICIPAL BONDS—0.7%
California Health Facilities Financing Authority, Revenue Bond 3.00%	08/15/51	955,000	771,845
City of New York NY 1.82%	08/01/30	1,325,000	1,099,512
City of New York NY, General Obligation Unlimited 3.00%	08/01/34	380,000	321,792
Metropolitan Transportation Authority, Revenue Bonds 5.18%	11/15/49	335,000	311,746
New York City Transitional Finance Authority Future Tax Secured Revenue
2.00%	08/01/35	1,000,000	739,053
2.40%	11/01/32	585,000	481,533
2.45%	11/01/34	2,485,000	1,908,669
Regents of the University of California Medical Center Pooled Revenue 3.26%	05/15/60	3,115,000	2,255,204

Total Municipal Bonds (Cost: $9,999,484)			7,889,354

ASSET-BACKED SECURITIES—8.4%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	1,112,360	1,028,179
AGL CLO, Ltd. (20-7A-BR) 6.49% (3 mo. USD LIBOR + 1.700%)(1),(2)	07/15/34	4,235,000	4,115,149
AIG CLO, Ltd. (18-1A-A1R) 5.93% (3 mo. USD LIBOR + 1.120%)(1),(2)	04/20/32	4,300,000	4,273,340
Aligned Data Centers Issuer LLC (21-1A-A2) 1.94%(1)	08/15/46	3,372,000	2,984,980
AMMC CLO XIII, Ltd. (13-13A-A1R2) 5.87% (3 mo. USD LIBOR + 1.050%)(1),(2)	07/24/29	2,844,486	2,820,305
Ares LXII CLO, Ltd. (21-62A-B) 6.47% (3 mo. USD LIBOR + 1.650%)(1),(2)	01/25/34	4,000,000	3,899,492
Brazos Education Loan Authority, Inc. (12-1-A1) 5.21% (1 mo. USD LIBOR + 0.700%)(2)	12/26/35	337,266	332,432
Brazos Higher Education Authority, Inc. (10-1-A2) 5.90% (3 mo. USD LIBOR + 1.200%)(2)	02/25/35	602,546	599,284
CF Hippolyta Issuer LLC (20-1-B1) 2.28%(1)	07/15/60	3,923,196	3,496,836
CIFC Funding, Ltd (21-7A-A1) 5.95% (3 mo. USD LIBOR + 1.130%)(1),(2)	01/23/35	4,300,000	4,249,269
Dryden XXVI Senior Loan Fund (13-26A-AR) 5.69% (3 mo. USD LIBOR + 0.900%)(1),(2)	04/15/29	1,926,209	1,909,451
Educational Funding of the South, Inc. (11-1-A2) 5.47% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35	264,064	261,341
Educational Services of America, Inc. (12-2-A) 5.24% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	194,623	192,536
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	459,315	443,300
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 5.91% (3 mo. USD LIBOR + 1.110%)(1),(2)	10/29/29	2,921,854	2,903,155
Higher Education Funding I (14-1-A) 5.81% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	379,628	379,532
JGWPT XXX LLC (14-2A-A) 3.61%(1)	01/17/73	1,261,995	1,121,335
Madison Park Funding XLVIII, Ltd. (21-48A-A) 5.95% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	4,320,000	4,293,294
Navient Private Education Refi Loan Trust (21-GA-A) 1.58%(1)	04/15/70	3,119,606	2,759,229
Navient Student Loan Trust (14-3-A) 5.13% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	2,490,894	2,419,497
Navient Student Loan Trust (14-4-A) 5.13% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	1,242,676	1,215,423
Nelnet Student Loan Trust (14-4A-A2) 5.46% (1 mo. USD LIBOR + 0.950%)(1),(2)	11/25/48	2,965,000	2,911,847

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
New Economy Assets Phase 1 Sponsor LLC (21-1-B1) 2.41% (1)	10/20/61	$3,904,000	$3,270,595
OCP CLO 2020-19, Ltd. (20-19A-AR) 5.96% (3 mo. USD LIBOR + 1.150%)(1)	10/20/34	3,600,000	3,544,560
Octagon Investment Partners XIV, Ltd. (12-1A-AARR) 5.74% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/15/29	3,927,100	3,894,034
PHEAA Student Loan Trust (15-1A-A) 5.11% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/25/41	861,882	827,765
Skyline Trust (20-1-A) 3.23%(4)	07/03/38	4,465,243	4,019,764
SLM Student Loan Trust (03-7A-A5A) 5.97% (3 mo. USD LIBOR + 1.200%)(1),(2)	12/15/33	1,694,048	1,643,149
SLM Student Loan Trust (08-2-B) 6.02% (3 mo. USD LIBOR + 1.200%)(2)	01/25/83	710,000	540,788
SLM Student Loan Trust (08-3-B) 6.02% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	710,000	659,826
SLM Student Loan Trust (08-4-A4) 6.47% (3 mo. USD LIBOR + 1.650%)(2)	07/25/22	3,153,878	3,126,866
SLM Student Loan Trust (08-4-B) 6.67% (3 mo. USD LIBOR + 1.850%)(2)	04/25/73	710,000	694,163
SLM Student Loan Trust (08-5-B) 6.67% (3 mo. USD LIBOR + 1.850%)	07/25/73	710,000	679,088
SLM Student Loan Trust (08-6-A4) 5.92% (3 mo. USD LIBOR + 1.100%)(2)	07/25/23	2,482,331	2,406,650
SLM Student Loan Trust (08-6-B) 6.67% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	657,197
SLM Student Loan Trust (08-7-B) 6.67% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	660,217
SLM Student Loan Trust (08-8-B) 7.07% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	710,000	683,896
SLM Student Loan Trust (08-9-A) 6.32% (3 mo. USD LIBOR + 1.500%)(2)	04/25/23	854,763	848,116
SLM Student Loan Trust (08-9-B) 7.07% (3 mo. USD LIBOR + 2.250%)	10/25/83	710,000	677,243
SLM Student Loan Trust (11-2-A2) 5.71% (1 mo. USD LIBOR + 1.200%)(2)	10/25/34	1,403,473	1,403,986
SLM Student Loan Trust (12-7-A3) 5.16% (1 mo. USD LIBOR + 0.650%)(2)	05/26/26	1,421,928	1,312,909
Small Business Administration (22-25G-1) 3.93%	07/01/47	6,136,994	5,994,777
Store Master Funding LLC (21-1A-A1) 2.12% (1)	06/20/51	1,835,354	1,567,487
United States Small Business Administration (22-25H-1) 3.80%	08/01/47	3,469,000	3,374,295
United States Small Business Administration (22-25J-1) 5.04%	10/01/47	3,496,000	3,660,943
Vantage Data Centers Issuer LLC (18-2A-A2) 4.20%(1)	11/15/43	4,111,250	4,040,551

Total Asset-backed Securities (Cost: $101,728,698)			98,798,071

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.6%
Fannie Mae, Pool #AN0245 3.42%	11/01/35	1,831,063	1,757,832
Fannie Mae, Pool #BL6060 2.46%	04/01/40	1,840,000	1,423,217
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3) 3.75%	04/25/33	4,045,000	3,945,316

Total Commercial Mortgage-Backed Securities—Agency (Cost: $7,828,096)			7,126,365

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.4%
Arbor Realty Commercial Real Estate Note, Ltd. (21-FL3-A) 5.52% (1 mo. USD LIBOR + 1.070%)(1),(2)	08/15/34	3,882,000	3,818,164
BAMLL Commercial Mortgage Securities Trust (18-PARK-A) 4.09%(1),(5)	08/10/38	1,930,000	1,809,305
BANK 2022-BNK42 (22-BNK42-A5) 4.49%(5)	06/15/55	3,593,000	3,566,438
BDS, Ltd. (19-FL4-A) 5.56% (1 mo. USD LIBOR + 1.100%)(1),(2)	08/15/36	105,771	105,404
BPR Trust (22-OANA-A) 6.38% (SOFR + 1.898%)(1),(2)	04/15/37	3,678,000	3,630,226
BX Commercial Mortgage Trust (20-VIV4-A) 2.84%(1)	03/09/44	2,415,000	2,060,473
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	1,485,000	1,308,309
BXHPP Trust (21-FILM-A) 5.11% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/15/36	3,000,000	2,856,019
CALI Mortgage Trust (19-101C-A) 3.96%(1)	03/10/39	1,285,000	1,149,655
CD 2017-CD3 Mortgage Trust (17-CD3-AS) 3.83%	02/10/50	4,645,000	4,316,412
COMM 2015-CCRE27 Mortgage Trust (15-CR27-A3) 3.35%	10/10/48	3,680,044	3,530,677
CSAIL Commercial Mortgage Trust (20-C19-A3) 2.56%	03/15/53	3,004,000	2,588,288
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	1,180,000	989,827
Hudson Yards Mortgage Trust (19-30HY-A) 3.23%(1)	07/10/39	2,185,000	1,966,371
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(5)	12/10/41	1,180,000	1,035,192
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	1,160,000	1,039,777
Manhattan West Mortgage Trust (20-1MW-A) 2.13%(1)	09/10/39	1,720,000	1,509,513
MKT Mortgage Trust (20-525M-A) 2.69%(1)	02/12/40	850,000	685,885
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	1,495,000	1,278,308

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1) 3.87%(1),(5)	01/05/43	$1,710,000	$1,239,338
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(5)	01/05/43	70,000	50,644

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $43,784,275)			40,534,225

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—36.3%
Fannie Mae, Pool #BN7755 3.00%	09/01/49	2,867,422	2,648,548
Fannie Mae, Pool #FM2318 3.50%	09/01/49	280,791	269,467
Fannie Mae, Pool #MA4152 2.00%	10/01/40	5,319,987	4,635,621
Fannie Mae, Pool #MA4387 2.00%	07/01/41	2,923,198	2,551,032
Fannie Mae (19-79-FA) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	01/25/50	1,549,274	1,530,175
Fannie Mae (01-14-SH) (I/F) 12.05% (-1 mo. USD LIBOR + 27.825%)(2)	03/25/30	52,076	62,045
Fannie Mae (01-34-FV) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	08/25/31	68,650	68,483
Fannie Mae (04-W10-A6) (PAC) 5.75%	08/25/34	710,718	720,371
Fannie Mae (07-89-GF) 5.03% (1 mo. USD LIBOR + 0.520%)(2)	09/25/37	303,109	302,849
Fannie Mae (08-30-SA) (I/O) (I/F) 2.34% (-1 mo. USD LIBOR + 6.850%)(2)	04/25/38	49,913	6,255
Fannie Mae (08-62-SN) (I/O) (I/F) 1.69% (-1 mo. USD LIBOR + 6.200%)(2)	07/25/38	46,865	3,143
Fannie Mae (09-64-TB) 4.00%	08/25/29	568,687	562,115
Fannie Mae (09-68-SA) (I/O) (I/F) 2.24% (-1 mo. USD LIBOR + 6.750%)(2)	09/25/39	38,664	4,803
Fannie Mae (10-26-AS) (I/O) (I/F) 1.82% (-1 mo. USD LIBOR + 6.330%)(2)	03/25/40	556,720	36,930
Fannie Mae (11-111-DB) 4.00%	11/25/41	1,202,606	1,166,211
Fannie Mae (18-38-LA) 3.00%	06/25/48	901,632	822,833
Fannie Mae (18-43-CT) 3.00%	06/25/48	674,425	614,728
Fannie Mae, Pool #254634 5.50%	02/01/23	3	3
Fannie Mae, Pool #596686 6.50%	11/01/31	8,733	8,944
Fannie Mae, Pool #727575 5.00%	06/01/33	12,139	12,119
Fannie Mae, Pool #748751 5.50%	10/01/33	34,131	33,601
Fannie Mae, Pool #AB2127 3.50%	01/01/26	184,561	182,862
Fannie Mae, Pool #AL0209 4.50%	05/01/41	314,017	317,787
Fannie Mae, Pool #AL0851 6.00%	10/01/40	283,300	301,495
Fannie Mae, Pool #AS9830 4.00%	06/01/47	$528,547	$519,532
Fannie Mae, Pool #BQ6913 2.00%	12/01/51	8,985,875	7,586,304
Fannie Mae, Pool #BQ7006 2.00%	01/01/52	7,269,745	6,132,922
Fannie Mae, Pool #BV8464 3.00%	04/01/52	4,121,128	3,743,768
Fannie Mae, Pool #CA1710 4.50%	05/01/48	1,362,756	1,366,887
Fannie Mae, Pool #CA1711 4.50%	05/01/48	963,224	966,144
Fannie Mae, Pool #CA2208 4.50%	08/01/48	761,528	763,837
Fannie Mae, Pool #CA2327 4.00%	09/01/48	473,165	468,896
Fannie Mae, Pool #CB2313 2.50%	12/01/51	7,889,646	6,934,336
Fannie Mae, Pool #CB3289 2.00%	04/01/52	10,026,344	8,483,518
Fannie Mae, Pool #FM2870 3.00%	03/01/50	1,873,871	1,729,664
Fannie Mae, Pool #FS1598 2.00%	04/01/52	8,172,099	6,882,594
Fannie Mae, Pool #MA1146 4.00%	08/01/42	626,086	618,244
Fannie Mae, Pool #MA1561 3.00%	09/01/33	1,272,209	1,207,481
Fannie Mae, Pool #MA1584 3.50%	09/01/33	1,864,466	1,823,210
Fannie Mae, Pool #MA3182 3.50%	11/01/47	318,953	304,764
Fannie Mae, Pool #MA4093 2.00%	08/01/40	4,268,026	3,720,120
Fannie Mae, Pool #MA4465 2.00%	11/01/51	2,231,165	1,882,948
Fannie Mae, Pool #MA4512 2.50%	01/01/52	8,250,538	7,239,071
Fannie Mae, Pool #MA4548 2.50%	02/01/52	7,574,351	6,635,427
Fannie Mae, Pool #MA4579 3.00%	04/01/52	7,477,908	6,792,981
Freddie Mac, Pool #SD0231 3.00%	01/01/50	4,333,626	4,000,125
Freddie Mac, Pool #ZM1779 3.00%	09/01/46	1,164,068	1,079,942
Freddie Mac (2439-KZ) 6.50%	04/15/32	61,990	65,013
Freddie Mac (2575-FD) (PAC) 4.91% (1 mo. USD LIBOR + 0.450%)(2)	02/15/33	159,044	158,723
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	56,361	56,314
Freddie Mac (3315-S) (I/O) (I/F) 1.95% (-1 mo. USD LIBOR + 6.410%)(2)	05/15/37	7,653	628
Freddie Mac (3339-JS) (I/F) 13.85% (-1 mo. USD LIBOR + 42.835%)(2)	07/15/37	207,829	300,314
Freddie Mac (3351-ZC) 5.50%	07/15/37	152,189	154,723
Freddie Mac (3380-SM) (I/O) (I/F) 1.95% (-1 mo. USD LIBOR + 6.410%)(2)	10/15/37	243,500	25,900

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac (3382-FL) 5.16% (1 mo. USD LIBOR + 0.700%)(2)	11/15/37	$61,595	$61,739
Freddie Mac (3439-SC) (I/O) (I/F) 1.44% (-1 mo. USD LIBOR + 5.900%)	04/15/38	1,003,612	64,574
Freddie Mac (3578-DI) (I/O) (I/F) 2.19% (-1 mo. USD LIBOR + 6.650%)(2)	04/15/36	350,797	25,654
Freddie Mac (4818-CA) 3.00%	04/15/48	467,837	424,635
Freddie Mac, Pool #A97179 4.50%	03/01/41	1,050,670	1,069,864
Freddie Mac, Pool #G06360 4.00%	03/01/41	1,195,361	1,201,217
Freddie Mac, Pool #G06498 4.00%	04/01/41	846,693	844,088
Freddie Mac, Pool #G06499 4.00%	03/01/41	548,159	547,935
Freddie Mac, Pool #G07849 3.50%	05/01/44	687,053	663,923
Freddie Mac, Pool #G07924 3.50%	01/01/45	1,025,487	991,604
Freddie Mac, Pool #G08710 3.00%	06/01/46	1,229,789	1,144,408
Freddie Mac, Pool #G08711 3.50%	06/01/46	1,992,901	1,916,467
Freddie Mac, Pool #G08715 3.00%	08/01/46	2,371,651	2,206,994
Freddie Mac, Pool #G08716 3.50%	08/01/46	1,350,423	1,291,939
Freddie Mac, Pool #G08721 3.00%	09/01/46	1,914,619	1,777,880
Freddie Mac, Pool #G08722 3.50%	09/01/46	543,850	522,992
Freddie Mac, Pool #G08726 3.00%	10/01/46	1,826,233	1,695,806
Freddie Mac, Pool #G08732 3.00%	11/01/46	1,842,886	1,708,390
Freddie Mac, Pool #G08792 3.50%	12/01/47	1,477,820	1,413,442
Freddie Mac, Pool #G08816 3.50%	06/01/48	274,755	262,730
Freddie Mac, Pool #G08826 5.00%	06/01/48	239,950	245,436
Freddie Mac, Pool #G08843 4.50%	10/01/48	993,750	997,738
Freddie Mac, Pool #G16584 3.50%	08/01/33	1,141,609	1,123,548
Freddie Mac, Pool #G18592 3.00%	03/01/31	622,571	604,692
Freddie Mac, Pool #G18670 3.00%	12/01/32	418,388	404,975
Freddie Mac, Pool #G18713 3.50%	11/01/33	776,353	763,586
Freddie Mac, Pool #G60038 3.50%	01/01/44	968,149	934,151
Freddie Mac, Pool #G60344 4.00%	12/01/45	496,127	493,953
Freddie Mac, Pool #G67700 3.50%	08/01/46	801,836	769,899
Freddie Mac, Pool #G67703 3.50%	04/01/47	4,792,701	4,601,753
Freddie Mac, Pool #G67706 3.50%	12/01/47	3,068,748	2,948,756
Freddie Mac, Pool #G67707 3.50%	01/01/48	6,376,853	6,151,225
Freddie Mac, Pool #G67708 3.50%	03/01/48	5,477,748	5,252,699
Freddie Mac, Pool #G67710 3.50%	03/01/48	4,360,424	4,162,917
Freddie Mac, Pool #G67711 4.00%	03/01/48	1,581,367	1,569,991
Freddie Mac, Pool #G67718 4.00%	01/01/49	1,463,044	1,448,255
Freddie Mac, Pool #Q05261 3.50%	12/01/41	1,059,966	1,025,111
Freddie Mac, Pool #Q20178 3.50%	07/01/43	2,077,017	2,030,212
Freddie Mac, Pool #QE0312 2.00%	04/01/52	5,428,959	4,572,297
Freddie Mac, Pool #SD7513 3.50%	04/01/50	552,457	530,177
Freddie Mac, Pool #SD8178 2.50%	11/01/51	5,560,044	4,884,515
Freddie Mac, Pool #SD8193 2.00%	02/01/52	8,139,977	6,861,897
Freddie Mac, Pool #SD8194 2.50%	02/01/52	7,536,965	6,609,837
Freddie Mac, Pool #SD8205 2.50%	04/01/52	2,202,847	1,929,787
Freddie Mac, Pool #SD8212 2.50%	05/01/52	7,834,440	6,862,466
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	996,115	985,109
Ginnie Mae (08-27-SI) (I/O) (I/F) 1.98% (-1 mo. USD LIBOR + 6.470%)(2)	03/20/38	154,443	18,489
Ginnie Mae (08-81-S) (I/O) (I/F) 1.71% (-1 mo. USD LIBOR + 6.200%)(2)	09/20/38	598,777	67,392
Ginnie Mae (10-1-S) (I/O) (I/F) 1.26% (-1 mo. USD LIBOR + 5.750%)(2)	01/20/40	876,739	79,655
Ginnie Mae (18-124-NW) 3.50%	09/20/48	800,726	764,505
Ginnie Mae, Pool #608259 4.50%	08/15/33	16,463	16,593
Ginnie Mae, Pool #782114 5.00%	09/15/36	60,605	62,877
Ginnie Mae, Pool #MA4127 3.50%	12/20/46	1,239,267	1,193,118
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	83,488	78,005
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	914,804	882,739
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	883,307	851,794
Ginnie Mae II, Pool #MA3662 3.00%	05/20/46	395,817	370,358
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	869,262	838,251
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	2,353,805	2,199,465
Ginnie Mae II, Pool #MA4196 3.50%	01/20/47	725,677	698,654
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	304,293	313,206
Ginnie Mae II, Pool #MA4510 3.50%	06/20/47	351,621	337,443

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Ginnie Mae II, Pool #MA4589 5.00%	07/20/47	$699,270	$720,853
Ginnie Mae II, Pool #MA4722 5.00%	09/20/47	235,754	242,884
Ginnie Mae II, Pool #MA4777 3.00%	10/20/47	283,144	264,766
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	1,099,795	1,025,619
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	2,282,738	2,193,452
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	656,725	648,157
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	1,116,615	1,102,048
Ginnie Mae II, Pool #MA5078 4.00%	03/20/48	801,565	789,771
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	1,594,868	1,604,706
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	54,664	53,698
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	97,059	97,527
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	591,092	533,124
Ginnie Mae II TBA, 30-Year
2.50%(6)	01/01/52	8,000,000	7,143,522
2.50%(6)	01/01/52	10,600,000	9,461,780
4.50%(6)	08/01/52	6,250,000	6,206,893
Uniform Mortgage-Backed Securities TBA, 30-Year
2.00%(6)	01/01/52	40,475,000	34,036,945
2.00%(6)	01/01/52	10,850,000	9,130,953
2.50%(6)	01/01/52	36,050,000	31,582,608
2.50%(6)	01/01/52	1,650,000	1,446,476
3.00%(6)	03/01/52	25,450,000	23,146,576
3.50%(6)	05/01/52	1,100,000	1,032,716
4.00%(6)	07/01/52	13,350,000	12,888,486
4.50%(6)	08/01/52	35,825,000	35,390,190
5.00%(6)	08/01/52	51,475,000	51,688,140

Total Residential Mortgage-Backed Securities—Agency (Cost: $436,508,105)			428,312,447

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.3%
Ajax Mortgage Loan Trust (19-F-A1) 2.86%(1)	07/25/59	2,102,020	2,008,809
CIM Trust (21-J1-A1) 2.50%(1),(5)	03/25/51	9,810,717	8,222,607
Citigroup Mortgage Loan Trust (06-AMC1-A1) 4.80% (1 mo. USD LIBOR + 0.290%)(1),(2)	09/25/36	7,072,952	6,773,408
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2) 5.75%	08/25/35	194,717	136,353
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	3,394	3,157
CSMC 2022-ATH2 (22-ATH2-A1) 4.55%(1),(5)	05/25/67	3,673,562	3,602,408
CSMC Trust (18-RPL9-A) 3.85%(1),(5)	09/25/57	2,382,454	2,277,722
Fremont Home Loan Trust (05-E-2A4) 5.17% (1 mo. USD LIBOR + 0.660%)(2)	01/25/36	5,311,447	4,954,977
GS Mortgage-Backed Securities Trust (18-RPL1-A1A) 3.75%(1)	10/25/57	2,082,721	1,982,064
GSAA Home Equity Trust (05-11-2A2) 5.15% (1 mo. USD LIBOR + 0.640%)(2)	10/25/35	884,835	851,679
IndyMac Index Mortgage Loan Trust (05-AR6-2A1) 4.99% (1 mo. USD LIBOR + 0.480%)(2)	04/25/35	470,532	385,878
JPMorgan Mortgage Trust (21-14-A3) 2.50%(1),(5)	05/25/52	5,108,290	4,268,615
JPMorgan Mortgage Trust (22-1-A3) 2.50%(1),(5)	07/25/52	8,824,213	7,362,702
Morgan Stanley Capital, Inc. (04-WMC2-M1) 5.42% (1 mo. USD LIBOR + 0.915%)(2)	07/25/34	609,019	574,511
Morgan Stanley Mortgage Loan Trust (04-3-4A) 5.65%(5)	04/25/34	82,283	80,482
New Century Home Equity Loan Trust (05-D-A1) 4.95% (1 mo. USD LIBOR + 0.440%)(2)	02/25/36	293,273	292,749
Option One Mortgage Loan Trust (05-2-M1) 5.17% (1 mo. USD LIBOR + 0.660%)(2)	05/25/35	397,658	394,236
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 5.33% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,195,699
Structured Asset Investment Loan Trust (04-6-A3) 5.31% (1 mo. USD LIBOR + 0.800%)(2)	07/25/34	1,889,173	1,831,161
Structured Asset Securities Corp. (03-34A-5A4) 4.22%(5)	11/25/33	180,294	165,469
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1) 5.03% (1 mo. USD LIBOR + 0.520%)(2)	11/25/45	4,244,444	3,754,394
WaMu Mortgage Pass-Through Certificates (05-AR3-A2) 2.92%(5)	03/25/35	501,860	488,541
Wells Fargo Alternative Loan Trust (07-PA3-2A1) 6.00%(7)	07/25/37	44,264	38,020
Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6) 5.51% (1 mo. USD LIBOR + 1.005%)(2)	11/25/35	807,813	806,536
Wells Fargo Home Equity Trust (04-2-A33) 5.51% (1 mo. USD LIBOR + 1.000%)(2)	10/25/34	2,486,195	2,421,095

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $67,448,034)			62,873,272

U.S. TREASURY SECURITIES—21.7%
U.S. Treasury Bond
2.00%	11/15/41	65,067,000	49,411,600
4.00%	11/15/52	18,303,000	19,579,920
U.S. Treasury Inflation Indexed Bond (TIPS) 0.63%	07/15/32	3,133,502	2,965,860
U.S. Treasury Note
2.38%	02/15/42	45,830,000	37,075,754
3.50%	01/31/28	27,305,000	27,186,607
3.88%	01/15/26	36,500,000	36,491,444
3.88%	12/31/27	49,705,000	50,281,655
4.13%	01/31/25	5,090,000	5,084,632
4.13%	11/15/32	4,225,000	4,447,143
4.25%	12/31/24	23,635,000	23,636,847

Total U.S. Treasury Securities (Cost: $264,136,404)			256,161,462

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—2.7%
Federal Home Loan Banks 1.04%	06/14/24	$16,850,000	$16,037,850
1.20%	12/23/24	16,820,000	15,795,830

			31,833,680

Total U.S. Government Agency Obligations (Cost: $33,670,000)			31,833,680

Total Fixed Income Securities (Cost: $1,338,688,322)			1,278,363,217

MONEY MARKET INVESTMENTS—3.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%			44,530,305

Total Money Market Investments (Cost: $44,530,305)			44,530,305

SHORT TERM INVESTMENTS—6.3%
U.S. TREASURY SECURITIES—6.3%
U.S. Treasury Bill
4.58%(9)	05/25/23	25,000,000	24,641,375
4.58%(9)	05/25/23	25,000,000	24,641,375
4.79%(9)	07/20/23	25,000,000	24,462,779

Total U.S. Treasury Securities (Cost: $73,749,392)			73,745,529

Total Short Term Investments (Cost: $73,749,392)			73,745,529

Total Investments (118.4%) (Cost: $1,456,968,019)			1,396,639,051
Liabilities In Excess Of Other Assets (-18.4%)			(216,712,066)

Net Assets (100.0%)			$1,179,926,985

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,234	2-Year U.S Treasury Note Futures	03/31/23	$253,233,460	$253,770,173	$536,713
293	5-Year U.S Treasury Note Futures	03/31/23	31,644,049	32,007,961	363,912

			$284,877,509	$285,778,134	$900,625

Short Futures
135	10-Year U.S. Treasury Note Futures	03/22/23	$(16,062,544)	$(16,362,423)	$(299,879)
26	Euro-Bobl Future	03/8/23	(3,364,997)	(3,312,235)	52,762
35	Euro-Bund Future	03/8/23	(5,353,518)	(5,200,767)	152,751
1	U.S. Ultra Long Bond Futures	03/22/23	(134,032)	(141,750)	(7,718)

			$(24,915,091)	$(25,017,175)	$(102,084)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Citibank N.A.	EUR	9,965,000	04/13/23	$10,791,759	$10,869,938	$(78,179)
Goldman Sachs & Co.	GBP	544,000	04/13/23	664,063	670,746	(6,683)

				$11,455,822	$11,540,684	$(84,862)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$38,150,000(11)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.026%	$(2,158,664)	$—	$(2,158,664)
28,215,000(11)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.034%	(1,592,314)	—	(1,592,314)
19,075,000(11)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.073%	(1,062,676)	—	(1,062,676)
45,870,000(11)	09/28/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.390%	(2,108,277)	—	(2,108,277)
1,595,000(11)	07/24/53	Semi-Annual	1.808%	Quarterly	3-Month USD LIBOR	430,560	—	430,560
2,355,000(11)	07/24/53	Semi-Annual	1.785%	Quarterly	3-Month USD LIBOR	645,782	—	645,782
3,190,000(11)	07/24/53	Semi-Annual	1.773%	Quarterly	3-Month USD LIBOR	882,329	—	882,329
3,915,000(11)	09/28/53	Semi-Annual	1.870%	Quarterly	3-Month USD LIBOR	988,621	—	988,621

						$(3,974,639)	$—	$(3,974,639)

Notes to the Schedule of Investments:
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $229,626,380 or 19.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2023.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2023, the value of these securities amounted to $7,830,963 or 0.7% of net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund sells foreign currency, buys U.S. Dollar.
(11)	This instrument has a forward starting effective date.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	36.3%
Corporate Bonds	29.2
U.S. Treasury Securities	28.0
Asset-Backed Securities	8.4
Residential Mortgage-Backed Securities—Non-Agency	5.3
Money Market Investments	3.8
Commercial Mortgage-Backed Securities—Non-Agency	3.4
U.S. Government Agency Obligations	2.7
Municipal Bonds	0.7
Commercial Mortgage-Backed Securities—Agency	0.6
Other*	(18.4)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$344,834,341	$—	$344,834,341
Municipal Bonds	—	7,889,354	—	7,889,354
Asset-Backed Securities	—	94,778,307	4,019,764	98,798,071
Commercial Mortgage-Backed Securities—Agency	—	7,126,365	—	7,126,365
Commercial Mortgage-Backed Securities—Non-Agency	—	40,534,225	—	40,534,225
Residential Mortgage-Backed Securities—Agency	—	428,312,447	—	428,312,447
Residential Mortgage-Backed Securities—Non-Agency	—	62,873,272	—	62,873,272
U.S. Treasury Securities	253,195,602	2,965,860	—	256,161,462
U.S. Government Agency Obligations	—	31,833,680	—	31,833,680

Total Fixed Income Securities	253,195,602	1,021,147,851	4,019,764	1,278,363,217

Money Market Investments	44,530,305	—	—	44,530,305
Short Term Investments	73,745,529	—	—	73,745,529

Total Investments	$371,471,436	$1,021,147,851	$4,019,764	$1,396,639,051

Asset Derivatives
Futures Contracts
Interest Rate Risk	1,106,138	—	—	1,106,138
Swap Agreements
Interest Rate Risk	—	2,947,292	—	2,947,292

Total	$372,577,574	$1,024,095,143	$4,019,764	$1,400,692,481

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(307,597)	$—	$—	$(307,597)
Forward Currency Contracts
Foreign Currency Risk	—	(84,862)	—	(84,862)
Swap Agreements
Interest Rate Risk	—	(6,921,931)	—	(6,921,931)

Total	$(307,597)	$(7,006,793)	$—	$(7,314,390)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—96.0% of Net Assets
Angola—1.5%
Angolan Government International Bond
8.25%(1)	05/09/28		$25,080,000	$23,841,048
8.75%(1)	04/14/32		37,060,000	34,465,800

Total Angola (Cost: $55,501,877)				58,306,848

Argentina—1.5%
Argentine Republic Government International Bond
3.50%	07/09/41		81,565,456	27,954,833
3.88%	01/09/38		86,382,818	31,947,791

Total Argentina (Cost: $62,220,863)				59,902,624

Bahrain—3.2%
Bahrain Government International Bond
5.25%(1)	01/25/33		32,085,000	28,435,331
5.63%(2)	05/18/34		31,387,000	28,031,730
Oil and Gas Holding Co. BSCC (The)
7.50%(1)	10/25/27		3,000,000	3,129,510
7.50%(2)	10/25/27		25,435,000	26,533,029
7.63%(2)	11/07/24		38,939,000	39,990,353

Total Bahrain (Cost: $124,530,864)				126,119,953

Benin—0.6% (Cost: $18,277,936)
Benin Government International Bond 4.88%(2)	01/19/32	EUR	25,590,000	22,025,174

Brazil—3.2%
Acu Petroleo Luxembourg Sarl 7.50%(1)	07/13/35		$24,167,185	22,786,514
Brazilian Government International Bond 3.75%	09/12/31		25,750,000	22,170,750
CSN Resources S.A. 4.63%(1)	06/10/31		18,709,000	15,850,265
Globo Communicacoes Part 5.50%(1)	01/14/32		19,607,000	17,042,404
MC Brazil Downstream Trading Sarl 7.25%(1)	06/30/31		24,545,689	21,531,479
MV24 Capital B.V. 6.75%(1)	06/01/34		27,211,005	25,992,496

Total Brazil (Cost: $124,670,871)				125,373,908

Chile—2.1%
AES Andes S.A. 7.13% (USD 5-year Swap rate + 4.644%)(1),(3)	03/26/79		19,856,000	19,558,160
Chile Government International Bond
2.55%	01/27/32		27,505,000	23,370,999
2.55%	07/27/33		16,072,000	13,159,754
3.50%	01/31/34		29,135,000	25,874,793

Total Chile (Cost: $86,341,750)				81,963,706

Colombia—5.1%
Colombia Government International Bond
3.13%	04/15/31		15,775,000	11,973,703
3.88%	04/25/27		23,140,000	21,015,343
4.13%	02/22/42		58,060,000	37,797,060
7.50%	02/02/34		52,615,000	52,194,080
8.00%	04/20/33		16,140,000	16,667,778
Ecopetrol S.A. 8.88%	01/13/33		37,690,000	38,634,135
Gran Tierra Energy International Holdings, Ltd. 6.25%(2)	02/15/25		14,397,000	12,960,179
Gran Tierra Energy, Inc. 7.75%(2)	05/23/27		13,143,000	11,184,640

Total Colombia (Cost: $203,131,361)				202,426,918

Costa Rica—0.4% (Cost: $15,811,531)
Instituto Costarricense de Electricidad 6.75%(1)	10/07/31		15,954,000	15,476,745

Dominican Republic—4.1%
Dominican Republic International Bond
4.50%(1)	01/30/30		10,736,000	9,398,294
4.88%(1)	09/23/32		44,969,000	38,596,893
5.30%(1)	01/21/41		24,605,000	19,883,301
5.50%(1)	02/22/29		47,300,000	44,726,880
5.88%(2)	01/30/60		30,095,000	23,338,672
6.00%(2)	07/19/28		17,795,000	17,533,091
7.05%(1)	02/03/31		8,115,000	8,115,000

Total Dominican Republic (Cost: $155,022,426)				161,592,131

Ecuador—1.5%
Ecuador Government International Bond
2.50%(1)	07/31/35		31,774,699	15,621,267
5.50%(2)	07/31/30		63,833,094	42,720,826

Total Ecuador (Cost: $68,041,905)				58,342,093

Egypt—2.6%
Egypt Government International Bond
7.05%(1)	01/15/32		55,387,000	41,800,015
7.30%(2)	09/30/33		66,216,000	48,689,618
7.60%(2)	03/01/29		14,030,000	11,715,050

Total Egypt (Cost: $111,869,553)				102,204,683

El Salvador—1.1%
El Salvador Government International Bond
6.38%(2)	01/18/27		40,314,000	22,393,217
7.12%(2)	01/20/50		22,000,000	10,346,991
8.25%(2)	04/10/32		18,820,000	9,784,518

Total El Salvador (Cost: $65,880,321)				42,524,726

Gabon—0.6% (Cost: $27,497,282)
Gabon Government International Bond 6.63%(2)	02/06/31		28,213,000	23,825,878

Guatemala—0.3% (Cost: $13,806,460)
Banco Industrial S.A. 4.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.442%)(1),(3)	01/29/31		13,900,000	13,070,518

Hungary—3.1%
Hungary Government International Bond
3.13%(2)	09/21/51		15,475,000	9,825,078
5.25%(1)	06/16/29		31,175,000	30,804,017
5.50%(2)	06/16/34		43,348,000	42,887,427
6.13%(1)	05/22/28		10,870,000	11,283,060
6.75%(1)	09/25/52		27,315,000	28,988,044

Total Hungary (Cost: $116,193,709)				123,787,626

India—1.5%
Adani Green Energy, Ltd. 4.38%(2)	09/08/24		16,348,000	12,924,729
Greenko Investment Co. 4.88%(2)	08/16/23		10,540,000	10,381,900
Greenko Power II, Ltd. 4.30%(2)	12/13/28		13,465,500	11,701,519

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
India (Continued)
India Airport Infra 6.25%(2)	10/25/25		$10,950,000	$10,501,050
India Green Power Holdings 4.00%(2)	02/22/27		13,970,000	12,257,278

Total India (Cost: $55,656,281)				57,766,476

Indonesia—5.5%
Freeport Indonesia PT
5.32%(1)	04/14/32		39,270,000	37,507,598
6.20%(2)	04/14/52		20,275,000	18,805,062
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25		39,540,000	39,318,576
5.45%(1)	05/15/30		49,136,000	49,233,781
Indonesia Government International Bond
5.25%(2)	01/17/42		21,511,000	21,884,780
5.65%	01/11/53		8,100,000	8,530,372
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.38%(2)	02/05/30		9,850,000	8,692,625
4.88%(2)	07/17/49		17,900,000	14,731,700
5.25%(2)	05/15/47		19,477,000	17,042,375

Total Indonesia (Cost: $222,858,939)				215,746,869

Iraq—0.6% (Cost: $22,925,405)
Iraq International Bond 5.80%(2)	01/15/28		24,118,125	22,404,773

Israel—2.4%
Bank Leumi Le-Israel BM 7.13% (U.S. 5-year Treasury Constant Maturity Rate + 3.466%)(1), (3)	07/18/33		17,555,000	18,081,650
Energean Israel Finance, Ltd.
4.88%(2)	03/30/26		11,855,000	11,177,546
5.38%(2)	03/30/28		16,230,000	15,009,504
5.88%(2)	03/30/31		41,642,700	37,738,697
Leviathan Bond, Ltd. 6.75%(2)	06/30/30		13,404,000	13,090,346

Total Israel (Cost: $96,690,966)				95,097,743

Ivory Coast—1.1%
Ivory Coast Government International Bond
4.88%(1)	01/30/32	EUR	26,900,000	23,041,667
6.88%(1)	10/17/40	EUR	22,357,000	18,696,230

Total Ivory Coast (Cost: $42,368,594)				41,737,897

Jordan—1.1%
Jordan Government International Bond
4.95%(2)	07/07/25		$11,235,000	10,932,778
7.75%(1)	01/15/28		31,020,000	32,130,516

Total Jordan (Cost: $41,141,190)				43,063,294

Kazakhstan—3.0%
KazMunayGas National Co. JSC
3.50%(1)	04/14/33		50,645,000	38,839,650
4.75%(1)	04/19/27		26,500,000	24,711,250
5.75%(2)	04/19/47		39,250,000	31,525,600
Tengizchevroil Finance Co. International, Ltd.
3.25%(2)	08/15/30		13,875,000	10,617,150
4.00%(2)	08/15/26		15,204,000	13,621,416

Total Kazakhstan (Cost: $130,970,754)				119,315,066

Mexico—8.7%
Banco Mercantil del Norte S.A. 7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%)(1), (3), (4)	06/27/29		16,494,000	15,893,536
BBVA Bancomer S.A. 5.13% (U.S. 5-year Treasury Constant Maturity Rate + 2.650%)(2), (3)	01/18/33		11,061,000	10,527,860
Cemex SAB de CV 5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%)(1), (3), (4)	06/08/26		28,118,000	25,950,102
Comision Federal de Electricidad
4.69%(1)	05/15/29		32,115,000	29,611,315
6.26%(2)	02/15/52		32,708,000	28,499,543
Electricidad Firme de Mexico Holdings SA de CV 4.90%(1)	11/20/26		18,998,000	17,240,685
Mexico Government International Bond 3.77%	05/24/61		29,250,000	20,006,415
Petroleos Mexicanos
5.35%	02/12/28		51,174,000	45,186,642
6.49%	01/23/27		37,137,000	35,153,884
6.70%	02/16/32		41,720,000	34,656,804
6.84%	01/23/30		52,340,000	45,608,919
United Mexican States 3.50%	02/12/34		40,803,000	34,466,294

Total Mexico (Cost: $329,607,607)				342,801,999

Mongolia—0.1% (Cost: $5,138,224)
Mongolia Government International Bond 8.65%(1)	01/19/28		5,200,000	5,447,000

Morocco—0.5% (Cost: $20,438,726)
Morocco Government International Bond 4.00%(2)	12/15/50		29,685,000	20,408,438

Mozambique—0.5% (Cost: $18,184,315)
Mozambique International Bond 5.00%(2)	09/15/31		26,430,000	21,384,513

Nigeria—1.9%
Nigeria Government International Bond
6.13%(1)	09/28/28		42,001,000	32,794,381
7.38%(2)	09/28/33		14,190,000	10,166,142
7.70%(1)	02/23/38		36,654,000	25,566,165
8.38%(2)	03/24/29		9,150,000	7,650,260

Total Nigeria (Cost: $90,185,129)				76,176,948

Oman—3.4%
Lamar Funding, Ltd. 3.96%(2)	05/07/25		12,237,000	11,762,302
Oman Government International Bond
6.00%(2)	08/01/29		33,310,000	34,229,356
6.50%(2)	03/08/47		14,500,000	13,960,600
6.75%(2)	01/17/48		11,650,000	11,547,480
OmGrid Funding, Ltd. 5.20%(2)	05/16/27		13,500,000	13,251,802
OQ SAOC 5.13%(2)	05/06/28		51,786,000	50,030,196

Total Oman (Cost: $132,597,989)				134,781,736

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Pakistan—0.6%
Pakistan Government International Bond
6.88%(2)	12/05/27		$31,093,000	$13,453,941
6.00%(1)	04/08/26		27,415,000	12,062,600

Total Pakistan (Cost: $53,316,576)				25,516,541

Panama—3.8%
Multibank, Inc. 7.75%(1)	02/03/28		7,220,000	7,328,300
Panama Government International Bond
3.16%	01/23/30		16,103,000	14,198,015
4.50%	04/16/50		60,855,000	47,880,936
6.40%	02/14/35		59,751,000	63,276,309
Republic of Panama 6.70%	01/26/36		17,250,000	18,719,700

Total Panama (Cost: $148,382,710)				151,403,260

Paraguay—0.3% (Cost: $12,009,559)
Paraguay Government International Bond 3.85%(2)	06/28/33		14,315,000	12,594,194

Peru—1.9%
Peruvian Government International Bond
1.86%	12/01/32		11,310,000	8,477,838
2.78%	01/23/31		48,655,000	41,219,665
3.00%	01/15/34		33,634,000	27,355,289

Total Peru (Cost: $78,389,962)				77,052,792

Philippines—2.6%
Philippine Government International Bond
3.20%	07/06/46		26,324,000	19,841,715
3.56%	09/29/32		37,245,000	34,451,625
4.20%	03/29/47		13,000,000	11,492,433
5.00%	07/17/33		9,985,000	10,209,663
5.95%	10/13/47		11,585,000	12,732,322
6.38%	10/23/34		13,800,000	15,732,000

Total Philippines (Cost: $105,847,946)				104,459,758

Qatar—1.8% (Cost: $81,691,473)
Qatar Energy 3.13%(1)	07/12/41		92,231,000	73,266,923

Romania—4.0%
Romanian Government International Bond
6.00%(1)	05/25/34		58,890,000	58,089,096
6.63%(1)	02/17/28		17,488,000	18,176,590
7.13%(1)	01/17/33		32,690,000	34,710,242
7.63%(1)	01/17/53		41,978,000	45,736,343

Total Romania (Cost: $147,917,648)				156,712,271

Saudi Arabia—4.6%
Gaci First Investment Co. 5.38%(2)	10/13/22		78,490,000	75,575,823
Saudi Government International Bond
4.63%(2)	10/04/47		40,180,000	36,736,574
4.75%(1)	01/18/28		16,785,000	17,075,380
4.88%(1)	07/18/33		25,043,000	25,616,485
5.50%(1)	10/25/32		26,350,000	28,284,090

Total Saudi Arabia (Cost: $177,100,474)				183,288,352

Senegal—0.7% (Cost: $31,564,430)
Senegal Government International Bond 5.38%(1)	06/08/37	EUR	38,225,000	29,239,613

Serbia—0.8%
Serbia International Bond
6.25%(1)	05/26/28		$15,540,000	15,827,490
6.50%(1)	09/26/33		14,085,000	14,201,905

Total Serbia (Cost: $29,448,217)				30,029,395

South Africa—4.3%
Eskom Holdings SOC, Ltd.
6.35%(2)	08/10/28		36,790,000	35,267,630
7.13%(2)	02/11/25		45,425,000	43,721,562
8.45%(2)	08/10/28		27,572,000	26,565,622
Republic of South Africa Government International Bond
4.85%	09/30/29		30,470,000	27,880,050
5.65%	09/27/47		24,990,000	19,162,707
Transnet SOC, Ltd.
8.25%(1)	02/06/28		16,690,000	16,752,588

Total South Africa (Cost: $166,578,370)				169,350,159

South Korea—1.1%
POSCO 5.75%(1)	01/17/28		13,620,000	14,092,614
SK Hynix, Inc. 6.38%(1)	01/17/28		29,270,000	29,736,416

Total South Korea (Cost: $43,006,596)				43,829,030

Sri Lanka—0.4%
Sri Lanka Government International Bond
6.20%(2),(5)	05/11/27		14,675,000	5,080,485
6.75%(2),(5)	04/18/28		36,568,000	12,749,446

Total Sri Lanka (Cost: $36,927,349)				17,829,931

Tunisia—0.5% (Cost: $20,077,824)
Tunisian Republic 5.75%(2)	01/30/25		27,574,000	18,153,619

Turkey—4.5%
Turkey Government International Bond
5.88%	06/26/31		27,125,000	22,016,495
6.88%	03/17/36		26,700,000	22,090,565
9.38%	01/19/33		69,550,000	68,332,875
9.88%	01/15/28		63,915,000	65,781,318

Total Turkey (Cost: $182,954,730)				178,221,253

United Arab Emirates—1.3%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%(1)	03/31/36		38,166,000	31,302,939
2.94%(1)	09/30/40		24,105,258	19,826,575

Total United Arab Emirates (Cost: $55,913,770)				51,129,514

Uruguay—1.2% (Cost: $46,639,875)
Uruguay Government International Bond 5.10%	06/18/50		46,930,000	47,551,822

Venezuela—0.4%
Venezuela Government International Bond
8.25%(2),(5),(6)	10/13/24		60,057,200	5,405,148
9.25%(5),(6)	09/15/27		60,955,000	5,485,950
9.25%(2),(5),(6)	05/07/28		49,048,000	4,414,320

Total Venezuela (Cost: $55,533,009)				15,305,418

Total Fixed Income Securities (Cost: $3,930,863,346)				3,798,010,128

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Shares	Value
MONEY MARKET INVESTMENTS (6.2% )
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(7)	244,247,836	$244,247,836

Total Money Market Investments (Cost: $244,247,836)		244,247,836

Total Investments (102.2%) (Cost: $4,175,111,182)		4,042,257,964
Liabilities In Excess Of Other Assets (-2.2%)		(88,551,760)

Total Net Assets (100.0%)		$3,953,706,204

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
BNP Paribas S.A.	EUR	84,342,433	04/06/23	$91,578,171	$91,965,586	$387,415

SELL (9)
JP Morgan Chase Bank	EUR	84,342,433	04/06/23	$89,990,846	$91,965,586	$(1,974,740)

Notes to the Schedule of Investments:
EUR	Euro Currency.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $1,415,787,332 or 35.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2023, the value of these securities amounted to $1,231,963,155 or 31.2% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2023.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(8)	Fund buys foreign currency, sells U.S. Dollar.
(9)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Banks	1.6
Building Materials	0.6
Electric	7.4
Energy-Alternate Sources	0.9
Engineering & Construction	0.3
Foreign Government Bonds	58.7
Investment Companies	1.9
Iron & Steel	0.8
Media	0.4
Mining	3.7
Oil & Gas	16.0
Pipelines	1.9
Semiconductors	0.7
Transportation	1.1
Money Market Investments	6.2

Total	102.2%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$64,901,863	$—	$64,901,863
Building Materials	—	25,950,102	—	25,950,102
Electric	—	294,346,796	—	294,346,796
Energy-Alternate Sources	—	34,340,698	—	34,340,698
Engineering & Construction	—	10,501,050	—	10,501,050
Foreign Government Bonds	—	2,304,642,699	15,305,418	2,319,948,117
Investment Companies	—	75,575,823	—	75,575,823
Iron & Steel	—	29,942,879	—	29,942,879
Media	—	17,042,404	—	17,042,404
Mining	—	144,865,017	—	144,865,017
Oil & Gas	—	634,197,852	—	634,197,852
Pipelines	—	73,916,027	—	73,916,027
Semiconductors	—	29,736,416	—	29,736,416
Transportation	—	42,745,084	—	42,745,084

Total Fixed Income Securities	—	3,782,704,710	15,305,418	3,798,010,128

Money Market Investments	244,247,836	—	—	244,247,836

Total Investments	$244,247,836	$3,782,704,710	$15,305,418	$4,042,257,964

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	387,415	—	387,415

Total	$244,247,836	$3,783,092,125	$15,305,418	$4,042,645,379

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,974,740)	$—	$(1,974,740)

Total	$—	$(1,974,740)	$—	$(1,974,740)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—93.1% of Net Assets

Brazil—10.0%
Brazil Letras do Tesouro Nacional 0.00%(1)	01/01/24	BRL	5,710,000	$1,000,188
Brazil Notas do Tesouro Nacional, Series B 6.00%	08/15/50	BRL	1,295,000	996,018
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/25	BRL	41,118,000	7,717,549
10.00%	01/01/27	BRL	22,147,000	3,999,624
10.00%	01/01/29	BRL	8,392,000	1,458,118

Total Brazil (Cost: $15,613,638)				15,171,497

Chile—2.3%
Bonos de la Tesoreria de la Republica en pesos
2.50%	03/01/25	CLP	120,000,000	138,588
4.50%	03/01/26	CLP	655,000,000	785,943
4.70%(2)	09/01/30	CLP	1,295,000,000	1,543,672
5.00%(2)	10/01/28	CLP	370,000,000	452,484
5.00%	03/01/35	CLP	435,000,000	525,005

Total Chile (Cost: $3,156,226)				3,445,692

China—8.3%
Agricultural Development Bank of China 2.25%	04/22/25	CNY	8,630,000	1,265,458
China Government Bond
2.75%	06/15/29	CNY	11,460,000	1,688,220
2.85%	06/04/27	CNY	9,960,000	1,484,229
3.22%	12/06/25	CNY	9,510,000	1,439,322
3.27%	11/19/30	CNY	24,650,000	3,787,197
3.28%	12/03/27	CNY	19,110,000	2,917,234

Total China (Cost: $12,262,119)				12,581,660

Colombia—4.8%
Colombian TES 5.75%	11/03/27	COP	13,727,300,000	2,316,738
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	4,960,700,000	828,342
7.00%	06/30/32	COP	10,607,300,000	1,635,038
7.50%	08/26/26	COP	6,743,300,000	1,272,780
7.75%	09/18/30	COP	7,408,200,000	1,256,016

Total Colombia (Cost: $9,320,885)				7,308,914

Czech Republic—4.3%
Czech Republic Government Bond
0.95%(2)	05/15/30	CZK	19,490,000	686,893
1.00%(2)	06/26/26	CZK	24,630,000	986,662
1.25%	02/14/25	CZK	14,220,000	597,210
1.75%	06/23/32	CZK	61,430,000	2,214,618
2.00%	10/13/33	CZK	30,900,000	1,106,294
2.40%(2)	09/17/25	CZK	12,100,000	512,879
3.50%	05/30/35	CZK	10,820,000	445,621

Total Czech Republic (Cost: $6,772,685)				6,550,177

Hungary—4.4%
Hungary Government Bond
1.00%	11/26/25	HUF	166,480,000	361,112
2.50%	10/24/24	HUF	499,920,000	1,185,468
2.75%	12/22/26	HUF	183,000,000	398,394
3.00%	06/26/24	HUF	1,180,080,000	2,899,837
3.00%	10/27/27	HUF	139,470,000	299,539
3.00%	10/27/38	HUF	108,420,000	174,309
3.25%	10/22/31	HUF	309,560,000	610,199
4.75%	11/24/32	HUF	338,150,000	735,348

Total Hungary (Cost: $6,962,853)				6,664,206

Indonesia—9.8%
Indonesia Treasury Bond
6.13%	05/15/28	IDR	56,324,000,000	3,714,228
6.38%	04/15/32	IDR	22,066,000,000	1,446,729
7.00%	09/15/30	IDR	36,103,000,000	2,462,663
7.50%	08/15/32	IDR	27,124,000,000	1,907,781
7.50%	06/15/35	IDR	5,097,000,000	358,141
8.38%	09/15/26	IDR	21,483,000,000	1,531,900
8.38%	03/15/34	IDR	15,833,000,000	1,180,520
9.00%	03/15/29	IDR	31,593,000,000	2,371,667

Total Indonesia (Cost: $14,514,596)				14,973,629

Malaysia—10.0%
Malaysia Government Bond
3.58%	07/15/32	MYR	12,096,000	2,787,404
3.73%	06/15/28	MYR	7,552,000	1,777,462
3.76%	05/22/40	MYR	3,750,000	836,019
3.89%	08/15/29	MYR	10,965,000	2,589,753
3.90%	11/16/27	MYR	9,010,000	2,141,003
3.90%	11/30/26	MYR	4,400,000	1,046,118
3.96%	09/15/25	MYR	6,482,000	1,540,052
4.18%	07/15/24	MYR	3,327,000	791,000
4.76%	04/07/37	MYR	3,313,000	831,405
Malaysia Government Investment Issue 3.47%	10/15/30	MYR	3,583,000	817,184

Total Malaysia (Cost: $14,502,922)				15,157,400

Mexico—11.6%
Mexico Government Bond (BONOS)
5.00%	03/06/25	MXN	64,105,500	3,094,454
5.75%	03/05/26	MXN	54,645,000	2,636,875
7.75%	05/29/31	MXN	54,000,000	2,713,464
8.50%	05/31/29	MXN	63,899,500	3,365,983
8.50%	11/18/38	MXN	48,784,800	2,538,107
10.00%	12/05/24	MXN	47,234,400	2,515,609
10.00%	11/20/36	MXN	12,300,000	724,179

Total Mexico (Cost: $17,096,775)				17,588,671

Peru—1.4%
Peruvian Government International Bond
5.94%	02/12/29	PEN	946,000	223,937
6.15%	08/12/32	PEN	3,954,000	900,997
6.35%(2)	08/12/28	PEN	2,110,000	514,838
6.95%(2)	08/12/31	PEN	2,136,000	521,888

Total Peru (Cost: $2,658,283)				2,161,660

Poland—5.4%
Republic of Poland Government Bond
0.75%	04/25/25	PLN	6,749,000	1,388,736
1.25%	10/25/30	PLN	3,910,000	646,096
1.75%	04/25/32	PLN	3,653,000	595,802
2.25%	10/25/24	PLN	7,462,000	1,616,599
2.50%	07/25/27	PLN	3,942,000	788,436
2.50%	07/25/26	PLN	11,554,000	2,371,920
2.75%	10/25/29	PLN	4,301,000	821,296

Total Poland (Cost: $8,244,782)				8,228,885

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Romania—3.7%
Romania Government Bond
3.25%	04/29/24	RON	4,165,000	$880,737
3.25%	06/24/26	RON	7,680,000	1,496,048
4.15%	01/26/28	RON	2,720,000	523,311
4.25%	06/28/23	RON	485,000	105,879
4.75%	02/24/25	RON	2,275,000	480,889
5.85%	04/26/23	RON	4,230,000	931,452
6.70%	02/25/32	RON	5,745,000	1,216,210

Total Romania (Cost: $6,007,189)				5,634,526

South Africa—9.4%
South Africa Government Bond
6.25%	03/31/36	ZAR	62,402,550	2,419,475
7.00%	02/28/31	ZAR	53,010,519	2,530,300
8.00%	01/31/30	ZAR	39,949,289	2,101,249
8.25%	03/31/32	ZAR	21,617,033	1,090,794
8.50%	01/31/37	ZAR	62,931,852	2,932,005
8.88%	02/28/35	ZAR	46,511,363	2,305,885
10.50%	12/21/26	ZAR	16,160,000	999,005

Total South Africa (Cost: $16,478,780)				14,378,713

Thailand—7.7%
Thailand Government Bond
0.75%	06/17/24	THB	13,248,000	396,195
1.59%	12/17/35	THB	17,565,000	468,897
1.60%	12/17/29	THB	51,440,000	1,495,160
2.00%	12/17/31	THB	112,397,000	3,292,681
2.13%	12/17/26	THB	47,859,000	1,460,028
2.88%	12/17/28	THB	104,423,000	3,289,415
3.30%	06/17/38	THB	12,905,000	407,762
3.35%	06/17/33	THB	19,885,000	646,443
3.78%	06/25/32	THB	9,857,000	331,901

Total Thailand (Cost: $11,379,773)				11,788,482

Total Fixed Income Securities (Cost: $144,971,506)				141,634,112

		Shares
MONEY MARKET INVESTMENTS—3.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(3)			5,742,906	5,742,906

Total Money Market Investments (Cost: $5,742,906)				5,742,906

Total Investments (96.9%) (Cost: $150,714,412)				147,377,018
Excess Of Other Assets Over Liabilities (3.1%)				4,687,673

Total Net Assets (100.0%)				$152,064,691

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	CNH	14,708,328	04/13/23	$2,185,000	$2,186,292	$1,292
Bank of America	IDR	14,904,061,873	02/17/23	982,340	993,946	11,606
Bank of America	IDR	32,777,189,764	06/06/23	2,096,800	2,182,175	85,375
Bank of America	PLN	6,468,774	03/06/23	1,438,666	1,486,843	48,177
Barclays Capital	CZK	10,768,073	02/07/23	428,000	491,237	63,237
Barclays Capital	EUR	447,356	04/03/23	483,268	487,708	4,440
Barclays Capital	IDR	7,905,186,366	02/17/23	521,760	527,194	5,434
Barclays Capital	IDR	9,317,516,118	06/06/23	594,570	620,323	25,753
Barclays Capital	MXN	30,562,000	02/21/23	1,480,000	1,620,206	140,206
Barclays Capital	TRY	27,113,298	03/23/23	1,376,100	1,404,909	28,809
BNP Paribas S.A.	ZAR	6,357,144	03/02/23	367,334	363,881	(3,453)
BNP Paribas S.A.	ZAR	19,758,814	03/23/23	1,132,921	1,128,975	(3,946)
Citibank N.A.	EGP	24,929,926	02/14/23	978,412	817,279	(161,133)
Goldman Sachs & Co.	CZK	54,474,928	02/07/23	2,346,337	2,485,134	138,797
JP Morgan Chase Bank	EGP	23,407,583	02/15/23	913,288	766,694	(146,594)
JP Morgan Chase Bank	HUF	555,571,440	04/27/23	1,519,201	1,501,139	(18,062)
JP Morgan Chase Bank	IDR	7,689,375,600	06/06/23	486,300	511,928	25,628
JP Morgan Chase Bank	THB	49,687,567	02/17/23	1,504,100	1,507,621	3,521
JP Morgan Chase Bank	THB	131,672,116	04/10/23	4,028,453	4,015,941	(12,512)
Morgan Stanley & Co.	PLN	7,193,410	03/06/23	1,638,291	1,653,401	15,110
Standard Chartered Bank	ZAR	3,271,497	03/02/23	187,100	187,259	159

				$26,688,241	$26,940,085	$251,844

SELL (5)
Bank of America	IDR	10,264,017,987	02/17/23	$679,826	$684,503	$(4,677)
Bank of America	MXN	30,562,000	02/21/23	1,470,140	1,620,207	(150,067)
Barclays Capital	EUR	447,356	04/03/23	480,200	487,707	(7,507)
Goldman Sachs & Co.	IDR	12,545,230,252	02/17/23	831,085	836,636	(5,551)
JP Morgan Chase Bank	CZK	20,446,294	02/07/23	908,141	932,756	(24,615)
JP Morgan Chase Bank	IDR	11,611,628,573	06/06/23	768,371	773,056	(4,685)
JP Morgan Chase Bank	ZAR	9,628,641	03/02/23	553,099	551,140	1,959
Standard Chartered Bank	IDR	38,172,452,909	06/06/23	2,554,196	2,541,371	12,825

				$8,245,058	$8,427,376	$(182,318)

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Security is not accruing interest.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2023, the value of these securities amounted to $5,219,316 or 3.4% of net assets.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Banks	0.8%
Foreign Government Bonds	92.3
Money Market Investments	3.8

Total	96.9%

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$1,265,458	$—	$1,265,458
Foreign Government Bonds	—	140,368,654	—	140,368,654

Total Fixed Income Securities	—	141,634,112	—	141,634,112

Money Market Investments	5,742,906	—	—	5,742,906

Total Investments	5,742,906	141,634,112	—	147,377,018

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	612,328	—	612,328

Total	$5,742,906	$142,246,440	$—	$147,989,346

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(542,802)	$—	$(542,802)

Total	$—	$(542,802)	$—	$(542,802)

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—74.5%
ASSET-BACKED SECURITIES—18.2%
Aimco CLO, Ltd. (20-11A-AR) 5.92% (3 mo. USD LIBOR + 1.130%)(1),(2)	10/17/34	$5,000	$4,943
Americredit Automobile Receivables Trust (19-1-D) 3.62%	03/18/25	355,000	350,754
AmeriCredit Automobile Receivables Trust (20-1-C) 1.59%	10/20/25	350,000	338,193
Barings CLO, Ltd. (13-IA-AR) 5.61% (3 mo. USD LIBOR + 0.800%)(1),(2)	01/20/28	25,336	25,203
Brazos Higher Education Authority, Inc. (11-1-A2) 5.50% (3 mo. USD LIBOR + 0.800%)(2)	02/25/30	2,975	2,964
Carvana Auto Receivables Trust (22-P3-A3) 4.61%	11/10/27	240,000	234,001
CF Hippolyta Issuer LLC (20-1-A1) 1.69%(1)	07/15/60	180,501	163,651
CF Hippolyta Issuer LLC (21-1A-A1) 1.53%(1)	03/15/61	274,238	242,045
Drive Auto Receivables Trust (21-1-D) 1.45%	01/16/29	427,000	400,178
Drive Auto Receivables Trust (21-2-C) 0.87%	10/15/27	300,000	290,167
Dryden 30 Senior Loan Fund (13-30A-AR) 5.43% (3 mo. USD LIBOR + 0.820%)(1),(2)	11/15/28	67,260	66,692
Educational Services of America, Inc. (12-2-A) 5.24% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	1,946	1,925
Exeter Automobile Receivables Trust (21-1A-D) 1.08%	11/16/26	340,000	319,745
Exeter Automobile Receivables Trust (21-4A-C) 1.46%	10/15/27	515,000	488,738
Flagship Credit Auto Trust (19-4-D) 3.12%(1)	01/15/26	430,000	414,114
Global SC Finance II SRL (14-1A-A2) 3.09%(1)	07/17/29	13,102	12,645
LCM XXI LP (21A-AR) 5.69% (3 mo. USD LIBOR + 0.880%)(1),(2)	04/20/28	119,691	118,924
Magnetite XVI, Ltd. (15-16A-AR) 5.59% (3 mo. USD LIBOR + 0.800%)(1),(2)	01/18/28	26,922	26,780
Magnetite XVIII, Ltd. (16-18A-AR2) 5.49% (3 mo. USD LIBOR + 0.880%)(1),(2)	11/15/28	53,062	52,754
Navient Private Education Refi Loan Trust (20-BA-A2) 2.12%(1)	01/15/69	18,549	16,995
Navient Private Education Refi Loan Trust (21-BA-A) 0.94%(1)	07/15/69	223,357	196,106
Navient Private Education Refi Loan Trust (21-CA-A) 1.06%(1)	10/15/69	108,199	94,983
Navient Student Loan Trust (16-6A-A2) 5.26% (1 mo. USD LIBOR + 0.750%)(1),(2)	03/25/66	4,764	4,762
Nelnet Student Loan Trust (12-5A-A) 5.11% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/27/36	1,816	1,763
NYACK Park CLO, Ltd. (21-1A-X) 5.46% (3 mo. USD LIBOR + 0.650%)(1),(2)	10/20/34	2,500	2,471
Oak Street Investment Grade Net Lease Fund (20-1A-A1) 1.85%(1)	11/20/50	125,088	113,014
Palmer Square Loan Funding, Ltd. (20-1A-A1) 5.48% (3 mo. USD LIBOR + 0.800%)(1),(2)	02/20/28	75,289	75,028
Palmer Square Loan Funding, Ltd. (21-2A-A1) 5.48% (3 mo. USD LIBOR + 0.800%)(1),(2)	05/20/29	94,382	93,457
PFS Financing Corp. (22-B-A) 4.88% (SOFR30A + 0.600%)(1),(2)	02/15/26	145,000	143,525
Progress Residential Trust (19-SFR3-A) 2.27%(1)	09/17/36	9,901	9,432
Progress Residential Trust (21-SFR1-C) 1.56%(1)	04/17/38	252,000	220,701
ReadyCap Commercial Mortgage Trust (18-4-A) 3.39%(1)	02/27/51	127,235	122,097
ReadyCap Commercial Mortgage Trust (19-6-A) 2.83%(1)	10/25/52	114,445	106,682
Santander Drive Auto Receivables Trust (19-2-D) 3.22%	07/15/25	176,787	175,550
Santander Drive Auto Receivables Trust (20-4-C) 1.01%	01/15/26	216,051	213,699
Santander Drive Auto Receivables Trust (21-1-D) 1.13%	11/16/26	330,000	314,393
Santander Drive Auto Receivables Trust (21-2-B) 0.59%	09/15/25	25,454	25,407
SLC Student Loan Trust (08-1-A4A) 6.37% (3 mo. USD LIBOR + 1.600%)(2)	12/15/32	98,767	99,359
SLM Student Loan Trust (05-7-A4) 4.97% (3 mo. USD LIBOR + 0.150%)(2)	10/25/29	4,113	4,087
SLM Student Loan Trust (08-3-A3) 5.82% (3 mo. USD LIBOR + 1.000%)(2)	10/25/21	6,843	6,614
SLM Student Loan Trust (08-3-B) 6.02% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	10,000	9,293
SLM Student Loan Trust (13-4-A) 5.06% (1 mo. USD LIBOR + 0.550%)(2)	06/25/43	6,028	5,811
SLM Student Loan Trust (13-6-A3) 5.16% (1 mo. USD LIBOR + 0.650%)(2)	06/26/28	6,873	6,623
SoFi Professional Loan Program LLC (17-A-A1) 5.21% (1 mo. USD LIBOR + 0.700%)(1),(2)	03/26/40	10,230	10,168
SoFi Professional Loan Program LLC (17-F-A2FX) 2.84%(1)	01/25/41	132,464	128,018
Sofi Professional Loan Program LLC (19-A-A2FX) 3.69%(1)	06/15/48	137,498	132,651
SoFi Professional Loan Program Trust (21-B-AFX) 1.14%(1)	02/15/47	189,133	161,062

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Stack Infrastructure Issuer LLC (19-2A-A2) 3.08%(1)	10/25/44	$84,000	$79,878
Stack Infrastructure Issuer LLC (20-1A-A2) 1.89%(1)	08/25/45	200,000	182,200
Tricon American Homes Trust (17-SFR2-B) 3.28%(1)	01/17/36	5,000	4,886
United States Small Business Administration (09-20G-1) 4.30%	07/01/29	40,967	39,557
United States Small Business Administration (10-20E-1) 4.11%	05/01/30	23,594	22,702
VOYA CLO (17-2A-A1R) 5.77% (3 mo. USD LIBOR + 0.980%)(1),(2)	06/07/30	304,311	302,074

Total Asset-Backed Securities (Cost: $6,794,396)			6,679,464

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.2%
Fannie Mae, Pool #AM1671 2.10%	12/01/27	21,395	20,096
Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1) 1.77%	02/25/25	7,903	7,903
Freddie Mac Multifamily Structured Pass-Through Certificates (KF57-A) 4.93% (1 mo. USD LIBOR + 0.540%)(2)	12/25/28	63,522	63,072
Freddie Mac Multifamily Structured Pass-Through Certificates (KF66-A) 4.91% (1 mo. USD LIBOR + 0.520%)(2)	07/25/29	43,313	43,212
Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O) 0.28%(3)	07/25/23	15,117,855	10,820
Freddie Mac Multifamily Structured Pass-Through Certificates (K726-X1) (I/O) 0.90%(3)	04/25/24	9,254,487	69,937
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ30-A1) 0.53%	01/25/25	9,618	9,469
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ31-A1) 0.57%	05/25/26	14,649	14,188
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ32-A1) 0.52%	06/25/25	16,302	15,473
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.63%(3)	09/25/25	480,485	7,142
Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H) 3.34%(3)	01/25/46	88,723	88,182
Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-AFL) 3.53% (12 mo. Monthly Treasury Average Index + 0.740%)(2)	05/25/44	72,906	71,598
Freddie Mac Multifamily Structured Pass-Through Certificates (Q008-A) 4.78% (1 mo. USD LIBOR + 0.390%)(2)	10/25/45	54,514	54,031
Freddie Mac Multifamily Structured Pass-Through Certificates (Q013-APT1) 1.50%(3)	05/25/50	77,049	73,351
Ginnie Mae, Pool #776870 4.90%	12/15/52	38,964	38,964
Ginnie Mae, Pool #767414 5.55%	02/15/26	10,184	10,145
Ginnie Mae, Pool #669551 5.75%	10/15/32	35,603	35,872
Ginnie Mae, Pool #625835 6.00%	11/15/34	25,290	25,594
Ginnie Mae, Pool #669522 6.00%	07/15/43	26,020	26,276
Ginnie Mae, Pool #749547 6.00%	04/15/53	52,731	52,420
Ginnie Mae (12-123-IO) (I/O) 0.63%(3)	12/16/51	87,387	1,370
Ginnie Mae (13-1-IO) (I/O) 0.58%(3)	02/16/54	41,079	465
Ginnie Mae (14-157-C) 3.15%(3)	10/16/54	76,260	74,154

Total Commercial Mortgage-Backed Securities—Agency (Cost: $814,578)			813,734

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.5%
AREIT 2019-CRE3 Trust (19-CRE3-A) 5.87% (SOFR + 1.384%)(1),(2)	09/14/36	14,077	13,883
BANK (18-BN14-A2) 4.13%	09/15/60	1,922	1,880
BB-UBS Trust (12-SHOW-XA) (I/O) 0.60%(1),(3)	11/05/36	6,396,000	61,208
BBCMS Trust (18-BXH-A) 5.46% (1 mo. USD LIBOR + 1.000%)(1),(2)	10/15/37	8,346	8,150
Benchmark Mortgage Trust (18-B6-A2) 4.20%	10/10/51	6,520	6,367
BX Commercial Mortgage Trust (20-VKNG-A) 5.52% (SOFR + 1.044%)(1),(2)	10/15/37	178,901	176,203
BX Commercial Mortgage Trust (21-CIP-A) 5.38% (1 mo. USD LIBOR + 0.921%)(1),(2)	12/15/38	110,000	107,836
BX Trust (21-MFM1-A) 5.16% (1 mo. USD LIBOR + 0.700%)(1),(2)	01/15/34	20,000	19,599
BXHPP Trust (21-FILM-A) 5.11% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/15/36	100,000	95,201
BXMT, Ltd. (20-FL3-A) 5.81% (SOFR30A + 1.514%)(1),(2)	11/15/37	100,000	98,621
Citigroup Commercial Mortgage Trust (14-GC21-XA) (I/O) 1.12%(3)	05/10/47	5,043,879	51,422
Citigroup Commercial Mortgage Trust (15-GC27-XA) (I/O) 1.31%(3)	02/10/48	1,845,687	35,890
Cold Storage Trust (20-ICE5-A) 5.36% (1 mo. USD LIBOR + 0.900%)(1),(2)	11/15/37	137,619	135,678
COMM Mortgage Trust (12-CR4-A3) 2.85%	10/15/45	135,349	127,389

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.23%(3)	10/15/45	$161,743	$—
COMM Mortgage Trust (13-CR11-XA) (I/O) 0.90%(3)	08/10/50	523,462	1,278
COMM Mortgage Trust (14-CR14-A2) 3.15%	02/10/47	49,645	49,320
COMM Mortgage Trust (14-CR17-XA) (I/O) 0.95%(3)	05/10/47	5,237,582	42,277
COMM Mortgage Trust (15-LC23-A2) 3.22%	10/10/48	1,350	1,292
COMM Mortgage Trust (15-PC1-A4) 3.62%	07/10/50	63,680	61,791
DBGS Mortgage Trust (18-BIOD-A) 5.26% (1 mo. USD LIBOR + 0.803%)(1),(2)	05/15/35	137,064	135,962
FS Rialto (19-FL1-A) 5.66% (1 mo. USD LIBOR + 1.200%)(1),(2)	12/16/36	54,116	53,683
GS Mortgage Securities Trust (11-GC5-XA) (I/O) 0.00% (1),(3)	08/10/44	169,513	2
GS Mortgage Securities Trust (13-GC13-AAB) 3.72%(3)	07/10/46	383	382
GS Mortgage Securities Trust (14-GC18-AAB) 3.65%	01/10/47	86,226	85,316
Houston Galleria Mall Trust (15-HGLR-A1A1) 3.09%(1)	03/05/37	250,000	233,722
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.69%(3)	01/15/47	111,368	380
JPMBB Commercial Mortgage Securities Trust (14-C19-A3) 3.67%	04/15/47	1,419	1,396
JPMBB Commercial Mortgage Securities Trust (14-C21-ASB) 3.43%	08/15/47	9,294	9,138
JPMorgan Chase Commercial Mortgage Securities Trust (13-LC11-XA) (I/O) 1.24%(3)	04/15/46	4,589,424	20,451
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O) 0.43%(1),(3),(4)	09/15/39	289,760	35
MBRT (19-MBR-A) 5.66% (1 mo. USD LIBOR + 1.200%)(1),(2)	11/15/36	125,000	123,490
MF1, Ltd. (20-FL4-A) 6.30% (SOFR + 1.814)(1),(2)	11/15/35	89,792	90,133
Morgan Stanley Bank of America Merrill Lynch Trust (13-C10-A3) 3.96%(3)	07/15/46	18,934	18,834
Morgan Stanley Bank of America Merrill Lynch Trust (13-C10-A4) 4.07%(3)	07/15/46	44,588	44,299
Morgan Stanley Bank of America Merrill Lynch Trust (13-C11-AAB) (TAC) 3.85%	08/15/46	15,020	14,959
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-XA) (I/O) 0.87%(3)	04/15/47	761,672	3,249
Morgan Stanley Capital I Trust (15-MS1-ASB) 3.46%	05/15/48	4,864	4,744
SREIT Trust (21-MFP2-A) 5.28% (1 mo. USD LIBOR + 0.822%)(1),(2)	11/15/36	100,000	97,964
STWD Trust (21-FLWR-A) 5.04% (1 mo. USD LIBOR + 0.577%)(1),(2)	07/15/36	110,000	107,028
Wells Fargo Commercial Mortgage Trust (17-SMP-A) 5.33% (1 mo. USD LIBOR + 0.875%)(1),(2)	12/15/34	100,000	93,348
Wells Fargo Commercial Mortgage Trust (20-C55-A1) 1.86%	02/15/53	96,004	92,503
WFRBS Commercial Mortgage Trust (13-C14-XA) (I/O) 0.65%(3)	06/15/46	874,541	79
WFRBS Commercial Mortgage Trust (14-C20-A4) 3.72%	05/15/47	4,459	4,376
WFRBS Commercial Mortgage Trust (14-C20-XA) (I/O) 0.90%(3)	05/15/47	952,141	7,760
WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O) 1.00%(3)	08/15/47	3,572,233	39,634

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $2,447,970)			2,378,152

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—4.3%
Fannie Mae (02-41-F) 5.06% (1 mo. USD LIBOR + 0.550%)(2)	07/25/32	12,655	12,697
Fannie Mae (05-90-FC) (PAC) 4.76% (1 mo. USD LIBOR + 0.250%)(2)	10/25/35	214,626	213,154
Fannie Mae (05-W3-2AF) 4.73% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	5,535	5,478
Fannie Mae (11-110-FE) (PAC) 4.91% (1 mo. USD LIBOR + 0.400%)(2)	04/25/41	10,193	10,148
Fannie Mae (11-84-F) (PAC) 4.86% (1 mo. USD LIBOR + 0.350%)(2)	01/25/40	2,426	2,425
Fannie Mae (18-94-KD) (PAC) 3.50%	12/25/48	46,405	44,353
Fannie Mae (13-130-BF) 4.76% (1 mo. USD LIBOR + 0.250%)(2)	07/25/43	101,598	100,531
Freddie Mac (3016-GF) 4.81% (1 mo. USD LIBOR + 0.350%)(2)	08/15/25	37,703	37,676
Freddie Mac (3153-FJ) 4.70% (1 mo. USD LIBOR + 0.380%)(2)	05/15/36	250,344	249,115
Freddie Mac (3954-PF) (PAC) 4.96% (1 mo. USD LIBOR + 0.500%)(2)	07/15/41	241,907	240,478
Freddie Mac (2631-DF) 4.86% (1mo. USD LIBOR + 0.400)(2)	06/15/33	223,005	222,738
Freddie Mac (3055-MF) 4.86% (1 mo. USD LIBOR + 0.400%)(2)	10/15/35	296,602	294,898
Freddie Mac (3320-FC) 4.63% (1 mo. USD LIBOR + 0.170%)(2)	05/15/37	74,455	74,250

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Ginnie Mae (02-72-FB) (PAC) 4.89% (1 mo. USD LIBOR + 0.400%)(2)	10/20/32	$15,813	$15,805
Ginnie Mae (02-72-FC) (PAC) 4.89% (1 mo. USD LIBOR + 0.400%)(2)	10/20/32	15,427	15,420
Ginnie Mae II, Pool #MA6081 3.50%	08/20/49	51,275	47,908

Total Residential Mortgage-backed Securities—Agency (Cost: $1,590,978)			1,587,074

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.3%
Alternative Loan Trust (05-56-4A1) 5.13% (1 mo. USD LIBOR + 0.620%)(2)	11/25/35	21,871	19,235
American Home Mortgage Investment Trust (04-3-4A) 3.57% (6 mo. USD LIBOR + 1.500%)(2)	10/25/34	49,346	48,654
Angel Oak Mortgage Trust (22-2-A1) 3.35% (1), (3)	01/25/67	177,184	167,030
Asset Backed Securities Corp. Home Equity Loan Trust (05-HE6-M4) 5.47% (1 mo. USD LIBOR + 0.960%)(2)	07/25/35	7,244	7,214
Bear Stearns Asset Backed Securities (04-AC1-A2) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	03/25/34	45,124	44,738
Bear Stearns Asset-Backed Securities Trust (06-HE9-3A) 4.65% (1 mo. USD LIBOR + 0.140%)(2)	11/25/36	108,186	104,847
BNC Mortgage Loan Trust (06-2-A4) 4.83% (1 mo. USD LIBOR + 0.320%)(2)	11/25/36	38,139	36,940
Centex Home Equity Loan Trust (05-A-M1) 5.23% (1 mo. USD LIBOR + 0.720%)(2)	01/25/35	42,539	42,097
Centex Home Equity Loan Trust (05-B-M3) 5.20% (1 mo. USD LIBOR + 0.690%)(2)	03/25/35	54,563	51,588
Centex Home Equity Loan Trust (05-D-M5) 5.47% (1 mo. USD LIBOR + 0.960%)(2)	10/25/35	300,000	291,958
CHL Mortgage Pass-Through Trust (04-25-1A1) 5.17% (1 mo. USD LIBOR + 0.660%)(2)	02/25/35	88,922	82,604
Citigroup Mortgage Loan Trust (04-OPT1-M3) 5.45% (1 mo. USD LIBOR + 0.945%)(2)	10/25/34	74,965	71,769
Citigroup Mortgage Loan Trust, Inc. (06-WFH3-M2) 4.96% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	21,713	21,609
COLT Mortgage Loan Trust (21-2-A1) 0.92% (1),(3)	08/25/66	541,997	445,529
CWABS Asset-Backed Certificates Trust (04-7-MV4) 4.06% (1 mo. USD LIBOR + 1.650%)(2)	12/25/34	74,929	72,934
DSLA Mortgage Loan Trust (05-AR1-2A1A) 4.97% (1 mo. USD LIBOR + 0.500%)(2)	02/19/45	70,980	69,411
Encore Credit Receivables Trust (05-3-M4) 5.41% (1 mo. USD LIBOR + 0.900%)(2)	10/25/35	19,028	18,348
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 5.51% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	4,311	4,045
Impac CMB Trust (04-6-1A1) 5.31% (1 mo. USD LIBOR + 0.800%)(2)	10/25/34	55,405	53,325
Impac CMB Trust (05-5-A1) 5.15% (1 mo. USD LIBOR + 0.320%)(2)	08/25/35	131,531	118,556
JP Morgan Alternative Loan Trust (07-S1-A1) 5.07% (1 mo. USD LIBOR + 0.560%)(2)	04/25/47	65,806	61,473
JPMorgan Mortgage Acquisition Trust (06-ACC1-M1) 4.91% (1 mo. USD LIBOR + 0.405%)(2)	05/25/36	6,369	6,931
JPMorgan Mortgage Trust (05-A5-TA1) 4.16%(3)	08/25/35	499	461
JPMorgan Mortgage Trust (05-A6-7A1) 3.96%(3)	08/25/35	6,384	5,299
MASTR Adjustable Rate Mortgages Trust (04-13-3A1) 3.87%(3)	11/21/34	11,309	10,256
MASTR Adjustable Rate Mortgages Trust (07-1-I2A1) 4.83% (1mo. USD LIBOR + 0.320%)(2)	01/25/47	97,290	95,686
MASTR Seasoned Securitization Trust (05-1-4A1) 4.32%(3)	10/25/32	9,279	8,757
Morgan Stanley ABS Capital I, Inc. (05-HE1-M1) 5.18% (1 mo. USD LIBOR + 0.675%)(2)	12/25/34	32,933	31,155
MortgageIT Trust (05-3-A1) 5.11% (1 mo. USD LIBOR + 0.600%)(2)	08/25/35	2,818	2,644
MortgageIT Trust (05-3-A2) 5.21% (1 mo. USD LIBOR + 0.700%)(2)	08/25/35	14,091	13,214
MortgageIT Trust (05-5-A1) 5.03% (1 mo. USD LIBOR + 0.520%)(2)	12/25/35	13,596	12,893
Nationstar Home Equity Loan Trust (07-A-M1) 4.78% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	415,000	394,883
Nationstar Home Equity Loan Trust (07-B-2AV4) 4.83% (1 mo. USD LIBOR + 0.320%)(2)	04/25/37	54,410	52,925
Nationstar Home Equity Loan Trust (07-C-1AV1) 4.68% (1 mo. USD LIBOR + 0.175%)(2)	06/25/37	41,701	40,763
Nomura Home Equity Loan, Inc. Home Equity Loan Trust (06-HE1-M1) 5.12% (1 mo. USD LIBOR + 0.615%)(2)	02/25/36	26,319	26,266
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 5.05% (1 mo. USD LIBOR + 0.540%)(2)	03/25/37	139,249	132,433
Park Place Securities, Inc. (05-WHQ2-M3) 5.23% (1 mo. USD LIBOR + 0.720%)(2)	05/25/35	48,521	47,054
Park Place Securities, Inc. (05-WHQ3-M4) 5.45% (1 mo. USD LIBOR + 0.945%)(2)	06/25/35	53,754	53,281
RASC Trust (05-AHL2-M1) 5.14% (1 mo. USD LIBOR + 0.630%)(2)	10/25/35	13,715	13,674

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Securitized Asset Backed Receivables LLC Trust (06-CB5-A3) 4.79% (1 mo. USD LIBOR + 0.280%)(2)	06/25/36	$69,407	$44,634
Structured Adjustable Rate Mortgage Loan Trust (05-17-3A1) 3.97%(3)	08/25/35	11,285	9,815
Structured Asset Investment Loan Trust (05-HE2-M2) 5.26% (1 mo. USD LIBOR + 0.750%)(2)	07/25/35	122,306	115,872
Structured Asset Securities Corp. (07-BC1-A4) 4.64% (1 mo. USD LIBOR + 0.130%)(2)	02/25/37	42,249	42,030
Towd Point Mortgage Trust (17-1-A1) 2.75%(1),(3)	10/25/56	17,076	16,723
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 5.09% (1 mo. USD LIBOR + 0.580%)(2)	10/25/45	45,450	42,544
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1B) 5.25% (1 mo. USD LIBOR + 0.740%)(2)	01/25/45	91,788	88,532
WaMu Mortgage Pass-Through Certificates (05-AR8-2A1A) 5.09% (1 mo. USD LIBOR + 0.580%)(2)	07/25/45	204,961	185,142
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 3.50% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	49,772	45,876
Wells Fargo Home Equity Asset-Backed Securities Trust (07-2-A3) 4.74% (1 mo. USD LIBOR + 0.230%)(2)	04/25/37	40,806	39,664

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $3,488,584)			3,413,311

CORPORATE BONDS—33.9%

Aerospace & Defense—0.4%
BAE Systems Holdings, Inc. 3.85%(1)	12/15/25	85,000	82,961
Boeing Co. (The) 1.43%	02/04/24	45,000	43,380

			126,341

Agriculture—0.9%
BAT Capital Corp. 3.56%	08/15/27	220,000	205,266
Imperial Brands Finance PLC (United Kingdom) 3.13%(1)	07/26/24	120,000	115,913

			321,179

Airlines — 0.0%
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	4,751	4,635

Auto Manufacturers — 0.0%
Mercedes-Benz Finance North America LLC 1.75%(1)	03/10/23	15,000	14,961

Banks — 15.1%
ABN AMRO Bank NV 2.47% (U.S. 1-year Treasury Constant Maturity Rate + 1.100%)(1),(2)	12/13/29	75,000	63,601
Bank of America Corp.
0.98% (SOFR + 0.690%)(2)	04/22/25	180,000	170,631
1.32% (SOFR + 1.150%)(2)	06/19/26	135,000	123,722
1.73% (SOFR + 0.960%)(2)	07/22/27	540,000	484,126
3.37% (3 mo. USD LIBOR + 0.810%)(2)	01/23/26	10,000	9,666
4.38% (U.S. 5 year Treasury Constant Maturity Rate + 2.760%)(2),(5)	01/27/27	10,000	9,108
Citigroup, Inc.
2.01% (SOFR+ 0.694%)(2)	01/25/26	50,000	47,040
3.07% (SOFR + 1.280%)(2)	02/24/28	320,000	297,619
3.67% (3 mo. USD LIBOR + 1.390%)(2)	07/24/28	110,000	104,203
Credit Suisse Group AG (Switzerland)
1.31% (SOFR + 0.980%)(1),(2)	02/02/27	265,000	220,228
3.09% (SOFR + 1.730%)(1),(2)	05/14/32	260,000	197,816
Discover Bank 4.20%	08/08/23	10,000	9,963
DNB Bank ASA 1.13% (U.S. 1-year Treasury Constant Maturity Rate + 0.850%)(1),(2)	09/16/26	150,000	134,007
Goldman Sachs Group, Inc. (The)
1.43% (SOFR + 0.798%)(2)	03/09/27	5,000	4,478
2.38% (SOFR + 1.248%)(2)	07/21/32	5,000	4,098
2.64% (SOFR + 1.114%)(2)	02/24/28	370,000	339,394
3.27% (3 mo. USD LIBOR + 1.201%)(2)	09/29/25	60,000	58,173
HSBC Holdings PLC (United Kingdom)
0.98% (SOFR + 0.708%)(2)	05/24/25	250,000	235,195
2.21% (SOFR + 1.285%)(2)	08/17/29	75,000	63,632
2.80% (SOFR + 1.187%)(2)	05/24/32	110,000	90,929
ING Groep NV 3.87% (SOFR + 1.640%)(2)	03/28/26	100,000	97,401
JPMorgan Chase & Co.
0.56% (SOFR + 0.420%)(2)	02/16/25	65,000	61,823
0.70% (SOFR + 0.580%)(2)	03/16/24	50,000	49,708
1.95% (SOFR + 1.065%)(2)	02/04/32	35,000	28,152
2.55% (SOFR + 1.180%)(2)	11/08/32	25,000	20,772
2.95% (SOFR + 1.170%)(2)	02/24/28	605,000	561,216

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
Macquarie Group, Ltd. (Australia)
1.20% (SOFR + 0.694%)(1),(2)	10/14/25	$140,000	$129,727
1.34% (SOFR + 1.069%)(1),(2)	01/12/27	100,000	88,916
2.87% (SOFR + 1.532%)(1),(2)	01/14/33	5,000	4,048
Morgan Stanley
0.73% (SOFR + 0.616%)(2)	04/05/24	5,000	4,959
1.51% (SOFR + 0.858%)(2)	07/20/27	175,000	156,068
2.48% (SOFR + 1.000%)(2)	01/21/28	525,000	478,842
NatWest Group PLC (United Kingdom)
4.27% (3 mo. USD LIBOR + 1.762%)(2)	03/22/25	135,000	133,215
4.52% (3 mo. USD LIBOR + 1.550%)(2)	06/25/24	75,000	74,626
Santander UK Group Holdings PLC (United Kingdom)
1.53% (U.S. 1-year Treasury Constant Maturity Rate + 1.250%)(2)	08/21/26	130,000	116,678
4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	45,000	44,472
UBS Group AG (Switzerland) 1.36% (U.S. 1 year Treasury Constant Maturity Rate + 1.080%)(1),(2)	01/30/27	150,000	134,392
Wells Fargo & Co.
2.16% (3 mo. USD LIBOR + 0.750%)(2)	02/11/26	100,000	94,388
2.39% (SOFR + 2.100%)(2)	06/02/28	275,000	249,376
3.53% (SOFR + 1.510%)(2)	03/24/28	365,000	347,093

			5,543,501

Beverages—0.1%
Bacardi, Ltd. 4.45%(1)	05/15/25	40,000	39,040

Biotechnology—0.3%
Illumina, Inc. 5.80%	12/12/25	95,000	96,983

Chemicals—0.3%
International Flavors & Fragrances, Inc. 1.23%(1)	10/01/25	125,000	112,477

Commercial Services—0.2%
Global Payments, Inc. 4.45%	06/01/28	55,000	53,115

Diversified Financial Services—2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	155,000	139,398
3.15%	02/15/24	50,000	48,778
Air Lease Corp.
2.88%	01/15/26	30,000	28,157
3.25%	03/01/25	95,000	91,098
Avolon Holdings Funding, Ltd. 2.53%(1)	11/18/27	25,000	21,592
Capital One Financial Corp. 3.27% (SOFR + 1.790%)(2)	03/01/30	40,000	35,612
Cboe Global Markets, Inc. 3.00%	03/16/32	65,000	56,865
Intercontinental Exchange, Inc. 1.85%	09/15/32	15,000	11,813
ORIX Corp. 5.00%	09/13/27	160,000	163,722
Park Aerospace Holdings, Ltd. 4.50%(1)	03/15/23	147,000	146,855

			743,890

Electric—2.2%
Alliant Energy Finance LLC 1.40%(1)	03/15/26	225,000	197,804
American Electric Power 2.03%	03/15/24	130,000	125,707
Eversource Energy 2.90%	03/01/27	50,000	46,937
ITC Holdings Corp. 4.95%(1)	09/22/27	100,000	101,478
Jersey Central Power & Light Co.
4.30%(1)	01/15/26	125,000	121,902
4.70%(1)	04/01/24	100,000	99,201
Nextera Energy Capital Co. 2.94%	03/21/24	25,000	24,498
NextEra Energy Capital Holdings, Inc. 1.90%	06/15/28	85,000	74,502

			792,029

Entertainment—0.6%
WarnerMedia Holdings, Inc.
3.76%(1)	03/15/27	200,000	187,448
4.28%(1)	03/15/32	10,000	8,902
5.05%(1)	03/15/42	45,000	38,459

			234,809

Food—0.8%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%(1)	05/15/32	95,000	75,760
5.13%(1)	02/01/28	75,000	73,572
Kraft Heinz Foods Co. 5.00%	07/15/35	45,000	45,148
Smithfield Foods, Inc. 4.25%(1)	02/01/27	95,000	88,929

			283,409

Gas—0.5%
Southern Co. Gas Capital Corp. 3.25%	06/15/26	175,000	166,440

Health Care-Products—0.3%
PerkinElmer, Inc. 0.85%	09/15/24	125,000	116,986

Health Care-Services—1.7%
Centene Corp. 3.00%	10/15/30	28,000	23,982

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Services (Continued)
Fresenius Medical Care US Finance III, Inc. 1.88%(1)	12/01/26	$135,000	$117,458
HCA, Inc.
3.13%(1)	03/15/27	135,000	125,579
5.00%	03/15/24	10,000	9,982
5.25%	06/15/26	100,000	100,222
5.38%	09/01/26	75,000	75,745
Premier Health Partners 2.91%	11/15/26	125,000	111,797
Universal Health Services, Inc. 1.65%	09/01/26	85,000	74,936

			639,701

Insurance—2.0%
Athene Global Funding
2.51%(1)	03/08/24	20,000	19,313
3.21%(1)	03/08/27	70,000	63,758
4.90% (SOFR + 0.700%)(1),(2)	05/24/24	95,000	94,197
Metropolitan Life Global Funding I 3.45%(1)	12/18/26	331,000	315,521
Nationwide Mutual Insurance Co. 7.06% (3 mo. USD LIBOR + 2.290%)(1), (2)	12/15/24	70,000	69,834
Willis North America, Inc.
2.95%	09/15/29	20,000	17,717
3.60%	05/15/24	40,000	39,173
4.65%	06/15/27	95,000	94,075

			713,588

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%	07/23/25	50,000	49,771
6.46% (3 mo. USD LIBOR + 1.650%)(2)	02/01/24	94,000	94,711
Cox Communications, Inc. 3.15%(1)	08/15/24	100,000	97,106

			241,588

Miscellaneous Manufacturers—0.0%
General Electric Co. 5.09% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	10,000	8,427

Packaging & Containers—0.9%
Amcor Flexibles North America, Inc. 4.00%	05/17/25	210,000	205,857
Berry Global, Inc. 4.88%(1)	07/15/26	130,000	126,785

			332,642

Pharmaceuticals—0.7%
Bayer US Finance II LLC
2.85%(1)	04/15/25	50,000	47,261
4.25%(1)	12/15/25	75,000	73,753
4.38%(1)	12/15/28	145,000	141,081

			262,095

Pipelines—0.9%
Energy Transfer LP
4.05%	03/15/25	50,000	49,084
4.95%	06/15/28	135,000	134,346
Plains All American Pipeline LP / PAA Finance Corp.
4.50%	12/15/26	102,000	99,717
4.65%	10/15/25	50,000	49,514

			332,661

REIT—1.2%
American Assets Trust LP 3.38%	02/01/31	10,000	8,165
CubeSmart LP 2.25%	12/15/28	10,000	8,601
GLP Capital LP / GLP Financing II, Inc.
3.25%	01/15/32	26,000	21,685
5.25%	06/01/25	60,000	59,855
5.38%	11/01/23	60,000	60,059
Hudson Pacific Properties LP
3.95%	11/01/27	30,000	26,368
5.95%	02/15/28	25,000	24,292
Ventas Realty LP 2.65%	01/15/25	5,000	4,777
VICI Properties LP / VICI Note Co., Inc. 5.75%(1)	02/01/27	150,000	149,399
Weyerhaeuser Co. 3.38%	03/09/33	90,000	79,199

			442,400

Retail—0.1%
Alimentation Couche-Tard, Inc. 3.55%(1)	07/26/27	55,000	51,848

Savings & Loans—0.6%
Nationwide Building Society (United Kingdom)
3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	215,000	214,478
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	5,000	4,956
TIAA FSB Holdings, Inc. 5.75%	07/02/25	10,000	9,810

			229,244

Software—0.4%
Oracle Corp. 2.80%	04/01/27	170,000	157,510

Telecommunications—1.0%
Level 3 Financing, Inc.
3.40%(1)	03/01/27	40,000	34,688
3.88%(1)	11/15/29	45,000	36,550
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29	65,000	64,916
T-Mobile USA, Inc. 3.75%	04/15/27	250,000	240,607

			376,761

Total Corporate Bonds (Cost: $12,858,231)			12,438,260

MUNICIPAL BONDS—0.1%
City of Baltimore MD, General Obligation Unlimited 5.00%	10/15/25	5,000	5,060
Massachusetts School Building Authority 2.50%	02/15/37	20,000	15,075
New York State Urban Development Corp, Revenue Bond 2.54%	03/15/34	15,000	12,266

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (Continued)
Regents of the University of California Medical Center Pooled Revenue 3.26%	05/15/60	5,000	$3,620

Total Municipal Bonds (Cost: $44,105)			36,021

Total Fixed Income Securities (Cost: $28,038,842)			27,346,016

MONEY MARKET INVESTMENTS—6.8%

		Shares
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(6)		2,491,350	2,491,350

Total Money Market Investments (Cost: $2,491,350)			2,491,350

		Principal Amount
SHORT TERM INVESTMENTS—6.9%

U.S. Treasury Securities—6.9%
U.S. Treasury Bill
4.56%(7)	05/25/23	$570,000	561,824
4.79%(7)	07/20/23	2,000,000	1,957,022

Total U.S. Treasury Securities (Cost: $2,518,381)			2,518,846

Total Investments (88.2%) (Cost: $33,048,573)			32,356,212
Excess Of Other Assets Over Liabilities (11.8%)			4,338,105

Net Assets (100.0%)			$36,694,317

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Total Return Swaps(8)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid		Value
OTC Swaps
$33,537,078	2/22/23	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(9)		37,467		—	37,467
5,916,203	2/22/23	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 66 Total Return Index(9)		8,557		—	8,557
2,050,000	2/22/23	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		5,617		—	5,617
360,000	2/22/23	Credit Suisse International	Credit Suisse Custom 66 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		504		—	504
108,000	2/22/23	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		(222)		—	(222)
61,000	2/22/23	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		(564)		—	(564)
25,000	2/22/23	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		79		—	79
25,000	2/22/23	Credit Suisse International	Credit Suisse Custom 66 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		53		—	53
25,000	2/22/23	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		61		—	61
182,000	2/22/23	Credit Suisse International	Credit Suisse Custom 24 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		—		—	—
35,000	2/22/23	Credit Suisse International	Credit Suisse Custom 66 Total Return Index(9)	3-Month U.S. Treasury Bills plus 0.2%		—		—	—

						$51,552	$		$51,552

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $9,961,127 or 27.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2023.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 3).
(5)	Perpetual maturity.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

(6)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(7)	Rate shown represents yield-to-maturity.
(8)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(9)	Custom Index has exposure to the following commodities as shown on the next nine pages.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$4,983,610	14.86%	$1,002
WTI Crude Oil	2,686,320	8.01%	(92,875)
Brent Crude Oil	2,528,696	7.54%	(69,403)
Natural Gas	2,146,373	6.40%	(210,089)
Soybeans	1,911,613	5.70%	35,877
Corn	1,841,185	5.49%	8,175
Copper High Grade	1,824,417	5.44%	(11,214)
Aluminium Primary	1,529,291	4.56%	16,941
Silver	1,485,692	4.43%	(5,578)
Soybean Meal	1,116,785	3.33%	43,179
Live Cattle	1,113,431	3.32%	21,150
Coffee ‘C’ Arabica	1,056,418	3.15%	154,220
Zinc High Grade	1,046,357	3.12%	(9,872)
Soybean Oil	1,043,003	3.11%	6,813
Nickel Primary	972,575	2.90%	49,330
SRW Wheat	932,331	2.78%	25,623
Gasoil	888,733	2.65%	(39,071)
Sugar #11	888,733	2.65%	87,254
RBOB Gasoline	855,195	2.55%	(19,354)
Heating Oil	684,156	2.04%	(31,980)
Lean Hogs	607,021	1.81%	4,902
HRW Wheat	593,606	1.77%	20,036
Cotton	509,764	1.52%	(1,530)
Lead Standard	291,773	0.87%	6,748
United States Treasury Bill	—	—	47,183

	$33,537,078	100.00%	$37,467

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$879,148	14.86%	$224
WTI Crude Oil	473,888	8.01%	(15,555)
Brent Crude Oil	446,082	7.54%	(12,333)
Natural Gas	378,637	6.40%	(28,994)
Soybeans	337,224	5.70%	5,646
Corn	324,800	5.49%	834
Copper High Grade	321,841	5.44%	(1,626)
Aluminium Primary	269,779	4.56%	3,612
Silver	262,088	4.43%	(595)
Soybean Meal	197,010	3.33%	5,767
Live Cattle	196,418	3.32%	2,425
Coffee ‘C’ Arabica	186,360	3.15%	25,177
Zinc High Grade	184,586	3.12%	(1,752)
Soybean Oil	183,994	3.11%	1,786
Nickel Primary	171,570	2.90%	8,474
SRW Wheat	164,470	2.78%	4,199
Gasoil	156,779	2.65%	(6,884)
Sugar #11	156,779	2.65%	14,398
RBOB Gasoline	150,863	2.55%	(3,614)
Heating Oil	120,690	2.04%	(5,258)
Lean Hogs	107,083	1.81%	31
HRW Wheat	104,717	1.77%	3,340
Cotton	89,926	1.52%	(276)
Lead Standard	51,471	0.87%	1,205
United States Treasury Bill	—	—	8,326

	$5,916,203	100.00%	$8,557

(1)	Commodity Exposures of the Credit Suisse Custom 66 Total Return Index

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$304,630	14.86%	$17
WTI Crude Oil	164,205	8.01%	5,615
Brent Crude Oil	154,570	7.54%	5,056
Natural Gas	131,200	6.40%	21,328
Soybeans	116,850	5.70%	(3,419)
Corn	112,545	5.49%	(2,150)
Copper High Grade	111,520	5.44%	814
Aluminium Primary	93,480	4.56%	(198)
Silver	90,815	4.43%	(1,090)
Soybean Meal	68,265	3.33%	(2,890)
Live Cattle	68,060	3.32%	(1,029)
Coffee ‘C’ Arabica	64,575	3.15%	(8,065)
Zinc High Grade	63,960	3.12%	601
Soybean Oil	63,755	3.11%	(344)
Nickel Primary	59,450	2.90%	(4,285)
SRW Wheat	56,990	2.78%	(3,144)
Gasoil	54,325	2.65%	4,256
Sugar #11	54,325	2.65%	(5,367)
RBOB Gasoline	52,275	2.55%	2,137
Heating Oil	41,820	2.04%	3,062
Lean Hogs	37,105	1.81%	(415)
HRW Wheat	36,285	1.77%	(2,419)
Cotton	31,160	1.52%	339
Lead Standard	17,835	0.87%	(698)
United States Treasury Bill	—	—	(2,095)

	$2,050,000	100.00%	$5,617

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$53,496	14.86%	$6
WTI Crude Oil	28,836	8.01%	991
Brent Crude Oil	27,144	7.54%	897
Natural Gas	23,040	6.40%	2,925
Soybeans	20,520	5.70%	(516)
Corn	19,764	5.49%	(318)
Copper High Grade	19,584	5.44%	161
Aluminium Primary	16,416	4.56%	(43)
Silver	15,948	4.43%	(203)
Soybean Meal	11,988	3.33%	(446)
Live Cattle	11,952	3.32%	(85)
Coffee ‘C’ Arabica	11,340	3.15%	(1,339)
Zinc High Grade	11,232	3.12%	108
Soybean Oil	11,196	3.11%	(96)
Nickel Primary	10,440	2.90%	(739)
SRW Wheat	10,008	2.78%	(526)
Gasoil	9,540	2.65%	655
Sugar #11	9,540	2.65%	(860)
RBOB Gasoline	9,180	2.55%	337
Heating Oil	7,344	2.04%	454
Lean Hogs	6,516	1.81%	(31)
HRW Wheat	6,372	1.77%	(400)
Cotton	5,472	1.52%	60
Lead Standard	3,132	0.87%	(120)
United States Treasury Bill	—	—	(368)

	$360,000	100.00%	$504

(1)	Commodity Exposures of the Credit Suisse Custom 66 Total Return Index

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$16,049	14.86%	$57
WTI Crude Oil	8,651	8.01%	135
Brent Crude Oil	8,143	7.54%	93
Natural Gas	6,912	6.40%	755
Soybeans	6,156	5.70%	(187)
Corn	5,929	5.49%	(21)
Copper High Grade	5,875	5.44%	32
Aluminium Primary	4,925	4.56%	16
Silver	4,784	4.43%	(19)
Soybean Meal	3,596	3.33%	(162)
Live Cattle	3,586	3.32%	(38)
Coffee ‘C’ Arabica	3,402	3.15%	(403)
Zinc High Grade	3,369	3.12%	40
Soybean Oil	3,359	3.11%	(74)
Nickel Primary	3,132	2.90%	(158)
SRW Wheat	3,002	2.78%	(110)
Gasoil	2,862	2.65%	154
Sugar #11	2,862	2.65%	(259)
RBOB Gasoline	2,754	2.55%	66
Heating Oil	2,203	2.04%	86
Lean Hogs	1,955	1.81%	(24)
HRW Wheat	1,912	1.77%	(96)
Cotton	1,642	1.52%	(3)
Lead Standard	940	0.87%	(5)
United States Treasury Bill	—	—	(97)

	$108,000	100.00%	$(222)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$9,065	14.86%	$(29)
WTI Crude Oil	4,886	8.01%	(63)
Brent Crude Oil	4,599	7.54%	(56)
Natural Gas	3,904	6.40%	(31)
Soybeans	3,477	5.70%	(2)
Corn	3,349	5.49%	19
Copper High Grade	3,318	5.44%	(18)
Aluminium Primary	2,782	4.56%	(59)
Silver	2,702	4.43%	(12)
Soybean Meal	2,031	3.33%	15
Live Cattle	2,025	3.32%	4
Coffee ‘C’ Arabica	1,921	3.15%	(119)
Zinc High Grade	1,903	3.12%	32
Soybean Oil	1,897	3.11%	(29)
Nickel Primary	1,769	2.90%	(66)
SRW Wheat	1,696	2.78%	(19)
Gasoil	1,617	2.65%	(11)
Sugar #11	1,617	2.65%	(43)
RBOB Gasoline	1,556	2.55%	(28)
Heating Oil	1,244	2.04%	(30)
Lean Hogs	1,104	1.81%	1
HRW Wheat	1,080	1.77%	(5)
Cotton	927	1.52%	(13)
Lead Standard	531	0.87%	6
United States Treasury Bill	—	—	(8)

	$61,000	100.00%	$(564)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$3,715	14.86%	$(27)
WTI Crude Oil	2,002	8.01%	(31)
Brent Crude Oil	1,885	7.54%	(19)
Natural Gas	1,600	6.40%	(100)
Soybeans	1,425	5.70%	32
Corn	1,372	5.49%	9
Copper High Grade	1,360	5.44%	(6)
Aluminium Primary	1,140	4.56%	(7)
Silver	1,107	4.43%	(5)
Soybean Meal	833	3.33%	29
Live Cattle	830	3.32%	8
Coffee ‘C’ Arabica	787	3.15%	82
Zinc High Grade	780	3.12%	(14)
Soybean Oil	777	3.11%	22
Nickel Primary	725	2.90%	27
SRW Wheat	695	2.78%	19
Gasoil	663	2.65%	(18)
Sugar #11	663	2.65%	53
RBOB Gasoline	637	2.55%	(4)
Heating Oil	510	2.04%	(10)
Lean Hogs	453	1.81%	6
HRW Wheat	443	1.77%	17
Cotton	380	1.52%	(1)
Lead Standard	218	0.87%	(2)
United States Treasury Bill	—	—	19

	$25,000	100.00%	$79

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$3,715	14.86%	$2
WTI Crude Oil	2,002	8.01%	51
Brent Crude Oil	1,885	7.54%	42
Natural Gas	1,600	6.40%	45
Soybeans	1,425	5.70%	(13)
Corn	1,372	5.49%	6
Copper High Grade	1,360	5.44%	13
Aluminium Primary	1,140	4.56%	(2)
Silver	1,107	4.43%	8
Soybean Meal	832	3.33%	(8)
Live Cattle	830	3.32%	(6)
Coffee ‘C’ Arabica	787	3.15%	(61)
Zinc High Grade	780	3.12%	23
Soybean Oil	777	3.11%	(18)
Nickel Primary	725	2.90%	(20)
SRW Wheat	695	2.78%	(8)
Gasoil	663	2.65%	21
Sugar #11	663	2.65%	(33)
RBOB Gasoline	638	2.55%	9
Heating Oil	510	2.04%	14
Lean Hogs	453	1.81%	0
HRW Wheat	443	1.77%	(7)
Cotton	380	1.52%	4
Lead Standard	218	0.87%	7
United States Treasury Bill	—	—	(16)

	$25,000	100.00%	$53

(1)	Commodity Exposures of the Credit Suisse Custom 66 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2023

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$3,715	14.86%	$3
WTI Crude Oil	2,002	8.01%	52
Brent Crude Oil	1,885	7.54%	42
Natural Gas	1,600	6.40%	66
Soybeans	1,425	5.70%	(14)
Corn	1,372	5.49%	5
Copper High Grade	1,360	5.44%	13
Aluminium Primary	1,140	4.56%	(2)
Silver	1,107	4.43%	8
Soybean Meal	832	3.33%	(11)
Live Cattle	830	3.32%	(13)
Coffee ‘C’ Arabica	787	3.15%	(62)
Zinc High Grade	780	3.12%	22
Soybean Oil	777	3.11%	(19)
Nickel Primary	725	2.90%	(21)
SRW Wheat	695	2.78%	(9)
Gasoil	663	2.65%	22
Sugar #11	663	2.65%	(36)
RBOB Gasoline	638	2.55%	9
Heating Oil	510	2.04%	14
Lean Hogs	453	1.81%	3
HRW Wheat	443	1.77%	(7)
Cotton	380	1.52%	5
Lead Standard	218	0.87%	7
United States Treasury Bill	—	—	(16)

	$25,000	100.00%	$61

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Corporate Bonds	33.9%
Asset-Backed Securities	18.2
Residential Mortgage-Backed Securities—Non-Agency	9.3
U.S. Treasury Securities	6.9
Money Market Investments	6.8
Commercial Mortgage-Backed Securities—Non-Agency	6.5
Residential Mortgage-Backed Securities—Agency	4.3
Commercial Mortgage-Backed Securities—Agency	2.2
Municipal Bonds	0.1
Other*	11.8

Total	100.0%

*	Includes swaps, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$6,679,464	$—	$6,679,464
Commercial Mortgage-Backed Securities—Agency	—	813,734	—	813,734
Commercial Mortgage-Backed Securities—Non-Agency	—	2,378,152	—	2,378,152
Residential Mortgage-Backed Securities—Agency	—	1,587,074	—	1,587,074
Residential Mortgage-Backed Securities—Non-Agency	—	3,413,311	—	3,413,311
Corporate Bonds	—	12,438,260	—	12,438,260
Municipal Bonds	—	36,021	—	36,021

Total Fixed Income Securities	—	27,346,016	—	27,346,016

Money Market Investments	2,491,350	—	—	2,491,350
Short Term Investments	2,518,846	—	—	2,518,846

Total Investments	$5,010,196	$27,346,016	$—	$32,356,212

Asset Derivatives
Swap Agreements
Commodity Risk	—	52,338	—	52,338

Total	$5,010,196	$27,398,354	$—	$32,408,550

Liability Derivatives
Total Return Swaps
Commodity Risk	$—	$(786)	$—	$(786)

Total	$—	$(786)	$—	$(786)

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—104.9% of Net Assets
CORPORATE BONDS—27.5%

Agriculture—1.6%
Altria Group, Inc. 1.00%	02/15/23		$100,000	$108,538
BAT Capital Corp. 4.54%	08/15/47		25,000	19,085
BAT International Finance PLC (United Kingdom) 2.25%(1)	01/16/30		100,000	90,456
Imperial Brands Finance PLC (United Kingdom)
3.88%(2)	07/26/29		$13,000	11,544
8.13%(1)	03/15/24	GBP	50,000	63,386

				293,009

Airlines—0.5%
Delta Air Lines, Inc. Pass-Through Certificates (20-1-AA) 2.00%	12/10/29		76,546	66,872
US Airways Group, Inc. Pass-Through Certificates (10-1-A) (EETC) 6.25%	10/22/24		6,439	6,429
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26		23,755	23,177

				96,478

Banks—9.4%
Bank Leumi Le-Israel BM 7.13% (U.S. 5 year Treasury Constant Maturity Rate + 3.466%)(1),(3)	07/18/33		200,000	206,000
Bank of America Corp. 2.97% (SOFR + 1.330%)(3)	02/04/33		145,000	123,734
China Development Bank
3.09%	06/18/30	CNY	1,290,000	191,481
3.48%	01/08/29	CNY	200,000	30,380
Citigroup, Inc.
2.98% (SOFR + 1.422%)(3)	11/05/30		$25,000	22,008
3.06% (SOFR + 1.350%)(3),	01/25/33		80,000	68,610
Credit Suisse Group AG (Switzerland)
2.88% (1 year EUR Swap + 1.950%)(1),(3)	04/02/32	EUR	100,000	85,223
3.09% (SOFR + 1.730%)(2),(3)	05/14/32		$20,000	15,217
6.54% (SOFR + 3.920%)(2),(3)	08/12/33		95,000	90,904
9.02% (SOFR + 5.020%)(2),(3)	11/15/33		10,000	11,256
Goldman Sachs Group, Inc. (The) 2.38% (SOFR + 1.248%)(3)	07/21/32		110,000	90,154
HSBC Holdings PLC (United Kingdom)
1.75% (SONIO/N + 1.307%)(3)	07/24/27	GBP	100,000	109,530
2.80% (SOFR + 1.187%)(3)	05/24/32		$15,000	12,399
JPMorgan Chase & Co. 2.55% (SOFR + 1.180%)(3)	11/08/32		155,000	128,790
Kreditanstalt fuer Wiederaufbau (Germany) 0.63%	01/07/28		181,000	177,081
Lloyds Banking Group PLC (United Kingdom) 4.98% (1-year Treasury Constant Maturity Rate + 2.300%)(3)	08/11/33		10,000	9,765
Macquarie Group, Ltd. (Australia) 2.87% (SOFR + 1.532%)(2),(3)	01/14/33		50,000	40,485
Morgan Stanley 2.24% (SOFR + 1.178%)(3)	07/21/32		115,000	93,488
Santander UK Group Holdings PLC (United Kingdom) 4.80% (3 mo. USD LIBOR + 1.570%)(3)	11/15/24		90,000	88,944
Santander UK PLC (United Kingdom) 5.00%(2)	11/07/23		20,000	19,921
U.S. Bancorp 4.84% (SOFR + 1.600%)(3)	02/01/34		15,000	14,967
Wells Fargo & Co. 3.35% (SOFR + 1.500%)(3)	03/02/33		130,000	114,759

				1,745,096

Beverages—0.1%
Bacardi, Ltd. 4.45%(2)	05/15/25		25,000	24,400

Biotechnology—0.1%
Amgen, Inc. 4.88%	03/01/53		10,000	9,515

Chemicals—0.6%
International Flavors & Fragrances, Inc. 1.75%	03/14/24		100,000	106,495

Computers—0.1%
NCR Corp. 5.13%(2)	04/15/29		18,000	15,678

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		20,000	17,987
3.30%	01/30/32		35,000	29,337
3.88%	01/23/28		10,000	9,340
Air Lease Corp.
3.25%	03/01/25		20,000	19,179
5.85%	12/15/27		20,000	20,421
Avolon Holdings Funding, Ltd.
2.53%(2)	11/18/27		24,000	20,729
2.88%(2)	02/15/25		30,000	28,134
Orix Corp. 4.00%	04/13/32		25,000	23,271

				168,398

Electric—1.0%
Adani Green Energy, Ltd. 4.38%(1)	09/08/24		200,000	158,120
FirstEnergy Transmission LLC 2.87%(2)	09/15/28		38,000	34,080

				192,200

Engineering & Construction—0.6%
Artera Services LLC 9.03%(2)	12/04/25		16,000	13,696
Heathrow Funding, Ltd. 5.23%(2)	02/15/23		75,000	92,345

				106,041

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Entertainment—0.5%
Caesars Entertainment, Inc. 4.63%(2)	10/15/29	$6,000	$5,131
WarnerMedia Holdings, Inc.
5.05%(2)	03/15/42	10,000	8,546
5.14%(2)	03/15/52	85,000	70,681

			84,358

Environmental Control—0.0%
GFL Environmental, Inc. (Canada) 3.75%(2)	08/01/25	7,000	6,661

Food—0.5%
Chobani LLC / Chobani Finance Corp, Inc. 4.63%(2)	11/15/28	19,000	17,357
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 4.38%(2)	02/02/52	20,000	15,367
Pilgrim’s Pride Corp.
4.25%(2)	04/15/31	37,000	32,119
5.88%(2)	09/30/27	16,000	15,887
Post Holdings, Inc. 4.63%(2)	04/15/30	12,000	10,573

			91,303

Health Care-Products—0.6%
American Medical System Europe BV 1.63%	03/08/31	100,000	93,251
DENTSPLY SIRONA, Inc. 3.25%	06/01/30	20,000	17,601

			110,852

Health Care-Services—1.2%
Centene Corp. 4.25%	12/15/27	65,000	62,430
CommonSpirit Health 2.78%	10/01/30	25,000	21,333
HCA, Inc.
3.50%	09/01/30	21,000	18,835
4.13%	06/15/29	24,000	22,815
4.63%(2)	03/15/52	5,000	4,226
5.25%	06/15/49	34,000	31,133
Molina Healthcare, Inc. 3.88%(2)	11/15/30	63,000	54,337

			215,109

Household Products/Wares—0.1%
Spectrum Brands, Inc. 5.50%(2)	07/15/30	10,000	9,129

Insurance—0.6%
Acrisure LLC / Acrisure Finance, Inc. 4.25%(2)	02/15/29	9,000	7,484
Athene Global Funding 1.99%(2)	08/19/28	70,000	58,489
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53	55,000	54,433

			120,406

Internet—0.4%
Alibaba Group Holding, Ltd. (China) 2.13%	02/09/31	50,000	41,240
Tencent Holdings, Ltd. (China) 3.60%(2)	01/19/28	40,000	37,850

			79,090

Investment Companies—1.0%
Gaci First Investment Co. 5.38%(1)	10/13/22	200,000	192,574

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%	05/01/47	81,000	69,415
CSC Holdings LLC 6.50%(2)	02/01/29	30,000	25,990

			95,405

Miscellaneous Manufacturers—0.7%
General Electric Co. 5.09% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	150,000	126,400

Oil & Gas—0.2%
Petroleos Mexicanos
5.95%	01/28/31	30,000	24,027
7.69%	01/23/50	15,000	11,220

			35,247

Oil & Gas Services—0.1%
Transocean Phoenix 2, Ltd. 7.75%(2)	10/15/24	10,000	10,136
Transocean Poseidon, Ltd. 6.88%(2)	02/01/27	6,125	6,118

			16,254

Packaging & Containers—0.7%
Ball Corp. 6.88%	03/15/28	8,000	8,251
Berry Global, Inc. 1.00%(1)	01/15/25	100,000	101,860
Graphic Packaging International LLC 4.13%	08/15/24	27,000	26,629
Trivium Packaging Finance BV 8.50%(2)	08/15/27	2,000	1,930

			138,670

Pharmaceuticals—0.6%
180 Medical, Inc. 3.88%(2)	10/15/29	19,000	17,005
Bayer US Finance II LLC
4.63%(2)	06/25/38	25,000	23,255
4.88%(2)	06/25/48	40,000	36,807
CVS Health Corp. 5.05%	03/25/48	20,000	19,025
Prestige Brands, Inc. 3.75%(2)	04/01/31	22,000	18,711

			114,803

Pipelines—0.5%
Energy Transfer LP 5.15%	03/15/45	100,000	90,152

REIT—1.4%
American Assets Trust LP 3.38%	02/01/31	40,000	32,662

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
REIT (Continued)
American Homes 4 Rent LP
3.38%	07/15/51		$35,000	$24,304
4.30%	04/15/52		10,000	8,171
GLP Capital LP / GLP Financing II, Inc.
3.35%	09/01/24		15,000	14,566
5.38%	04/15/26		20,000	20,004
5.75%	06/01/28		5,000	5,098
Healthcare Realty Holdings LP 3.10%	02/15/30		75,000	65,442
Hudson Pacific Properties LP 3.25%	01/15/30		20,000	15,632
Kilroy Realty LP 2.65%	11/15/33		15,000	10,849
LXP Industrial Trust 2.70%	09/15/30		20,000	16,536
VICI Properties LP / VICI Note Co., Inc. 5.75%(2)	02/01/27		55,000	54,779

				268,043

Retail—0.5%
Alimentation Couche-Tard, Inc. 3.06%	07/26/24		95,000	69,371
Michaels Cos, Inc. (The) 5.25%(2)	05/01/28		20,000	16,704

				86,075

Savings & Loans—0.3%
Nationwide Building Society (United Kingdom) 3.77% (3 mo. USD LIBOR + 1.064%)(2),(3)	03/08/24		65,000	64,842

Software—0.2%
Open Text Corp. 6.90%(2)	12/01/27		5,000	5,138
Oracle Corp. 3.95%	03/25/51		44,000	34,272

				39,410

Telecommunications—2.0%
Frontier Communications Holdings LLC 5.00%(2)	05/01/28		11,000	9,992
Intelsat Jackson Holding S. A. (Escrow)
8.50%(2),(4)	10/15/24		21,000	—
9.75%(2),(4)	07/15/25		15,000	—
Intelsat Jackson Holdings S. A. 6.50%(2),(5)	03/15/30		39,000	35,447
Level 3 Financing, Inc.
3.63%(2)	01/15/29		15,000	11,179
3.88%(2)	11/15/29		45,000	36,550
4.63%(2)	09/15/27		3,000	2,547
Qwest Corp. 7.25%	09/15/25		33,000	33,214
Sprint Corp. 7.88%	09/15/23		16,000	16,256
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%(2)	03/20/25		118,125	117,212
T-Mobile USA, Inc.
2.63%	04/15/26		55,000	51,435
3.88%	04/15/30		20,000	18,743
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49		48,000	43,360

				375,935

Total Corporate Bonds (Cost: $5,518,047)				5,118,028

MUNICIPAL BONDS—0.7%
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	38,366
City of New York NY, General Obligation Unlimited 3.00%	08/01/34		55,000	46,575
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.86%	10/01/35		50,000	41,068

Total Municipal Bonds (Cost: $149,550)				126,009

FOREIGN GOVERNMENT BONDS—40.5%
Australia Government Bond
1.25%	05/21/32	AUD	184,000	106,368
1.75%(1)	06/21/51	AUD	104,000	46,101
2.75%(1)	05/21/41	AUD	189,000	112,615
4.75%(1)	04/21/27	AUD	251,000	187,357
Bundesrepublik Deutschland Bundesanleihe
0.00%(1),(6)	11/15/27	EUR	138,000	134,541
0.00%(1),(6)	08/15/52	EUR	67,000	38,937
Canadian Government Bond
1.25%	03/01/27	CAD	280,000	195,241
1.75%	06/01/32	CAD	149,000	103,372
2.00%	12/01/51	CAD	91,000	55,142
China Government Bond
2.85%	06/04/27	CNY	810,000	120,705
3.13%	11/21/29	CNY	2,530,000	382,960
3.72%	04/12/51	CNY	980,000	156,162
Colombia Government International Bond 7.50%	02/02/34		$200,000	198,400
European Union
0.00%(1),(6)	07/04/29	EUR	150,000	136,306
0.20%(1)	06/04/36	EUR	223,000	166,851
French Republic Government Bond OAT
0.00%(1),(6)	02/25/27	EUR	277,000	271,291
0.00%(1),(6)	11/25/29	EUR	56,000	51,144
0.00%(1),(6)	11/25/31	EUR	163,000	140,431
0.50%(1)	06/25/44	EUR	55,000	36,349
0.75%(1)	05/25/52	EUR	85,000	52,462
0.75%(1)	05/25/53	EUR	53,000	31,928
1.00%(1)	05/25/27	EUR	373,000	379,405
Hungary Government Bond 3.00%	08/21/30	HUF	2,250,000	4,490
Indonesia Treasury Bond
6.38%	08/15/28	IDR	409,000,000	27,319
6.63%	05/15/33	IDR	1,520,000,000	100,622
International Bank for Reconstruction & Development 1.75%(1)	03/13/25	NOK	650,000	63,244
Ireland Government Bond
0.55%(1)	04/22/41	EUR	76,000	53,957
1.30%(1)	05/15/33	EUR	65,000	61,157
1.50%(1)	05/15/50	EUR	40,000	31,329
2.00%(1)	02/18/45	EUR	47,000	42,220
Israel Government Bond 1.30%	04/30/32	ILS	116,000	28,577
Italy Buoni Poliennali Del Tesoro 1.10%(1)	04/01/27	EUR	206,000	203,657
Japan Government Thirty Year Bond 0.40%	03/20/50	JPY	51,100,000	292,497
Korea Treasury Bond
1.88%	03/10/51	KRW	31,160,000	18,539
2.00%	06/10/31	KRW	477,140,000	349,728

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
2.38%	03/10/27	KRW	63,350,000	$50,089
Malaysia Government Bond 4.64%	11/07/33	MYR	376,000	93,527
Mexico Government Bond (BONOS)
7.50%	06/03/27	MXN	600,000	30,339
7.50%	05/26/33	MXN	800,000	39,096
7.75%	05/29/31	MXN	1,700,000	85,424
8.50%	11/18/38	MXN	1,100,000	57,229
Netherlands Government Bond
0.00%(1),(6)	01/15/52	EUR	78,000	43,799
0.50%(1)	07/15/32	EUR	305,000	274,688
New Zealand Government Bond
1.75%	05/15/41	NZD	180,000	77,192
2.00%	05/15/32	NZD	71,000	38,487
4.50%(1)	04/15/27	NZD	580,000	380,266
Norway Government Bond
1.38%(1)	08/19/30	NOK	1,490,000	133,768
1.50%(1)	02/19/26	NOK	2,265,000	217,452
Panama Government International Bond
2.25%	09/29/32		$200,000	153,700
3.75%(1)	04/17/26		18,000	17,131
Portugal Obrigacoes do Tesouro OT
1.15%(1)	04/11/42	EUR	71,000	51,462
1.65%(1)	07/16/32	EUR	76,000	72,415
Province of Ontario Canada
1.85%	02/01/27	CAD	155,000	109,609
2.05%	06/02/30	CAD	70,000	47,525
2.15%	06/02/31	CAD	35,000	23,563
Romania Government Bond 6.70%	02/25/32	RON	90,000	19,053
Serbia International Bond 6.50%(2)	09/26/33		$200,000	201,660
Singapore Government Bond
1.63%	07/01/31	SGD	75,000	51,349
2.38%	07/01/39	SGD	89,000	62,771
South Africa Government Bond 8.88%	02/28/35	ZAR	599,000	29,697
Spain Government Bond
0.70%(1)	04/30/32	EUR	24,000	20,896
0.80%(1)	07/30/27	EUR	42,000	41,671
1.85%(1)	07/30/35	EUR	98,000	89,374
Sweden Government Bond 0.75%(1)	05/12/28	SEK	690,000	61,286
Thailand Government Bond 1.59%	12/17/35	THB	2,007,000	53,577
United Kingdom Gilt
0.88%(1)	07/31/33	GBP	20,000	19,038
1.25%(1)	07/22/27	GBP	168,000	190,078
1.25%(1)	10/22/41	GBP	70,000	57,268
1.25%(1)	07/31/51	GBP	80,000	56,176
1.75%(1)	09/07/37	GBP	95,000	91,525
4.25%(1)	06/07/32	GBP	80,000	105,710

Total Foreign Government Bonds (Cost: $8,163,400)				7,529,294

ASSET-BACKED SECURITIES—4.9%
Colombian TES (Treasury) Bond, Series B 7.00%	06/30/32		105,300,000	16,231
Dryden Senior Loan Fund (19-72A-BR) 6.26% (3 mo. USD LIBOR + 1.650%)(2),(3)	05/15/32		185,000	180,509
OCP CLO 2020-19, Ltd. (20-19A-AR) 5.96% (3 mo. USD LIBOR + 1.150%)(2),(3)	10/20/34		100,000	98,460
Rockford Tower CLO, Ltd. (21-1A-B) 6.46% (3 mo. USD LIBOR + 1.650%)(2),(3)	07/20/34		180,000	173,508
Sixth Street CLO XVII, Ltd. (21-17A-A) 6.05% (3 mo. USD LIBOR + 1.240%)(2),(3)	01/20/34		150,000	149,092
SLM Student Loan Trust (08-5-B) 6.67% (3 mo. USD LIBOR + 1.850%)(3)	07/25/73		50,000	47,823
SLM Student Loan Trust (08-8-B) 7.07% (3 mo. USD LIBOR + 2.250%)(3)	10/25/75		57,000	54,904
SLM Student Loan Trust (08-9-B) 7.07% (3 mo. USD LIBOR + 2.250%)(3)	10/25/83		57,000	54,370
Student Loan Consolidation Center (02-2-B2) 0.00% (28-Day Auction Rate)(2),(3)	07/01/42		50,000	46,194
Textainer Marine Containers VII, Ltd. (21-2A-A) 2.23%(2)	04/20/46		98,900	87,123

Total Asset-backed Securities (Cost: $923,670)				908,214

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.1%
Fannie Mae (16-M2-X3) (I/O) 2.09%(7)	04/25/36		161,053	1,418
Fannie Mae (16-M4-X2) (I/O) 2.67%(7)	01/25/39		459,875	7,051
Ginnie Mae (11-147-IO) (I/O) 0.00%(7)	10/16/44		140,769	1
Ginnie Mae (12-144-IO) (I/O) 0.32%(7)	01/16/53		1,578,204	13,703

Total Commercial Mortgage-Backed Securities—Agency (Cost: $55,083)				22,173

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY —0.9%
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.11%(7)	03/10/46		332,771	3
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.23%(7)	10/15/45		192,251	1
GS Mortgage Securities Trust (10-C1-X) (I/O) 0.46%(2),(7)	08/10/43		976,201	1,278
GS Mortgage Securities Trust (11-GC3-X) (I/O) 0.00%(2),(7)	03/10/44		163,572	2
GS Mortgage Securities Trust (13-GC12-XA) (I/O) 1.30%(7)	06/10/46		2,697,139	105
GS Mortgage Securities Trust (14-GC20-XA) (I/O) 1.01%(7)	04/10/47		994,872	7,443
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O) 0.39%(2),(7)	02/15/46		6,172,866	25,797
JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O) 0.62%(7)	04/15/47		2,282,541	12,273
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 0.85%(7)	02/15/46		151,740	2

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Taurus CMBS (21-UK4A-B) 4.75% (SONIO/N + 1.500%)(2),(3)	08/17/31	$95,267	$112,127

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $131,821)			159,031

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—20.4%
Fannie Mae, Pool #MA4152 2.00%	10/01/40	70,557	61,480
Fannie Mae (07-52-LS) (I/O) (I/F) 1.54% (-1 mo. USD LIBOR + 6.050%)(3)	06/25/37	39,354	2,173
Fannie Mae (08-18-SM) (I/O) (I/F) 2.49% (-1 mo. USD LIBOR + 7.000%)(3)	03/25/38	40,786	2,211
Fannie Mae (09-115-SB) (I/O) (I/F) 1.74% (-1 mo. USD LIBOR + 6.250%)(3)	01/25/40	23,453	1,990
Fannie Mae (10-116-SE) (I/O) (I/F) 2.09% (-1 mo. USD LIBOR + 6.600%)(3)	10/25/40	44,659	4,625
Fannie Mae, Pool #AB3679 3.50%	10/01/41	45,238	43,706
Fannie Mae, Pool #AB4045 3.50%	12/01/41	66,112	64,665
Fannie Mae, Pool #AT5914 3.50%	06/01/43	21,253	20,493
Fannie Mae, Pool #BD7081 4.00%	03/01/47	16,267	16,028
Fannie Mae, Pool #BV2994 2.50%	04/01/52	96,159	84,315
Fannie Mae, Pool #CA0996 3.50%	01/01/48	50,258	48,208
Fannie Mae, Pool #CA2208 4.50%	08/01/48	1,479	1,483
Fannie Mae, Pool #CB2610 2.00%	01/01/52	70,467	59,432
Fannie Mae, Pool #CB3347 2.00%	01/01/52	189,769	160,034
Fannie Mae, Pool #FM2870 3.00%	03/01/50	128,678	118,775
Fannie Mae, Pool #MA1527 3.00%	08/01/33	12,154	11,535
Fannie Mae, Pool #MA1652 3.50%	11/01/33	19,430	19,001
Fannie Mae, Pool #MA2705 3.00%	08/01/46	60,444	56,192
Fannie Mae, Pool #MA4204 2.00%	12/01/40	57,835	50,370
Fannie Mae, Pool #MA4563 2.50%	03/01/52	94,751	83,011
Freddie Mac, Pool #SD0231 3.00%	01/01/50	96,303	88,892
Freddie Mac (3439-SC) (I/O) (I/F) 1.44% (-1 mo. USD LIBOR + 5.900%)(3)	04/15/38	38,324	2,466
Freddie Mac, Pool #G08681 3.50%	12/01/45	17,035	16,310
Freddie Mac, Pool #G08698 3.50%	03/01/46	15,906	15,311
Freddie Mac, Pool #G08716 3.50%	08/01/46	16,251	15,547
Freddie Mac, Pool #G08721 3.00%	09/01/46	3,290	3,055
Freddie Mac, Pool #G08722 3.50%	09/01/46	1,673	1,609
Freddie Mac, Pool #G08732 3.00%	11/01/46	4,633	4,295
Freddie Mac, Pool #G08762 4.00%	05/01/47	14,677	14,456
Freddie Mac, Pool #G08833 5.00%	07/01/48	2,190	2,240
Freddie Mac, Pool #G18592 3.00%	03/01/31	2,821	2,740
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	39,845	39,404
Freddie Mac., Pool #SD8189 2.50%	01/01/52	46,481	40,771
Ginnie Mae (11-146-EI) (I/O) (PAC) 5.00%	11/16/41	36,156	6,547
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	10,392	10,021
Ginnie Mae II, Pool #MA3662 3.00%	05/20/46	28,564	26,727
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	1,504	1,450
Ginnie Mae II, Pool #MA3803 3.50%	07/20/46	6,962	6,709
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	7,498	7,718
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	31,764	30,522
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	13,309	13,391
Ginnie Mae II TBA, 30-Year
2.50%(8)	01/01/52	75,000	66,971
2.50%(8)	01/01/52	75,000	66,947
4.50%(8)	08/01/52	100,000	99,310
Uniform Mortgage-Backed Securities TBA, 30-Year
2.00%(8)	01/01/52	225,000	189,211
3.50%(8)	05/01/52	50,000	46,942
4.50%(8)	08/01/52	175,000	172,834
4.50%(8)	08/01/52	500,000	493,931
2.00%(8)	01/01/52	75,000	63,117
2.50%(8)	01/01/52	175,000	153,314
2.50%(8)	01/01/52	25,000	21,916
3.00%(8)	03/01/52	325,000	295,585
4.00%(8)	07/01/52	75,000	72,407
5.00%(8)	08/01/52	775,000	778,209

Total Residential Mortgage-Backed Securities—Agency (Cost: $3,864,974)			3,780,602

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—8.4%
Banc of America Funding Trust (05-C-A3) 4.79% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	8,235	8,159
BCMSC Trust (00-A-A4) 8.29%(7)	06/15/30	189,525	29,664
Bear Stearns ALT-A Trust (04-8-M2) 6.23% (1 mo. USD LIBOR + 1.725%)(3)	09/25/34	102,093	91,367
Bear Stearns ALT-A Trust (05-8-11A1) 5.05% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	26,040	23,389
Deephaven Residential Mortgage Trust (21-3-A1) 1.19%(2),(7)	08/25/66	104,883	90,903
DSLA Mortgage Loan Trust (04-AR1-A1A) 5.31% (1 mo. USD LIBOR + 0.840%)(3)	09/19/44	61,145	56,876
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1) 3.93%(7)	10/25/35	15,099	14,209

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
GS Mortgage-Backed Securities Corp Trust (21-PJ5-A1) 2.00%(2),(7)	10/25/51	$85,610	$69,187
GS Mortgage-Backed Securities Corp. Trust (22-PJ2-A4) 2.50%(2),(7)	06/25/52	91,970	76,738
HSI Asset Securitization Corp. (06-WMC1-A3) 4.81% (1 mo. USD LIBOR + 0.300%)(3),	07/25/36	276,726	124,208
IndyMac INDX Mortgage Loan Trust (05-AR15-A2) 3.26%(7)	09/25/35	45,492	35,685
JP Morgan Mortgage Trust (21-8-A3) 2.50%(2),(7)	12/25/51	105,934	88,932
JPMorgan Mortgage Acquisition Trust (06-CH2-AF3) 5.46%	09/25/29	175,684	110,122
JPMorgan Mortgage Trust (05-A6-7A1) 3.96%(7)	08/25/35	11,320	9,396
Lehman XS Trust (06-9-A1B) 4.83% (1 mo. USD LIBOR + 0.320%)(3),(4)	05/25/46	3	—
Merrill Lynch Alternative Note Asset Trust (07-A1-A2B) 4.81% (1 mo. USD LIBOR + 0.300%)(3)	01/25/37	282,811	91,195
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D) 5.17% (1 mo. USD LIBOR + 0.660%)(3),(4)	04/25/37	1,251,739	54,806
MFA Trust (21-RPL1-A2) 2.07%(2),(7)	07/25/60	100,000	79,932
Morgan Stanley ABS Capital I, Inc. Trust (06-HE4-A4) 4.99% (1 mo. USD LIBOR + 0.480%)(3)	06/25/36	238,990	127,351
Morgan Stanley Capital, Inc. (07-HE2-A2B) 4.60% (1 mo. USD LIBOR + 0.090%)(3)	01/25/37	148,437	74,098
MortgageIT Trust (05-1-1A1) 5.15% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35	13,221	12,732
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 5.05% (1 mo. USD LIBOR + 0.540%)(3)	03/25/37	62,165	59,122
RESIMAC Premier Series (21-1A-A1) 5.10% (1 mo. USD LIBOR + 0.700%)(2),(3)	07/10/52	128,958	128,316
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1) 4.52% (7)	12/25/34	16,482	15,975
Structured Asset Mortgage Investments II Trust (05-AR6-2A1) 5.13% (1 mo. USD LIBOR + 0.620%)(3)	09/25/45	23,116	20,438
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1) 3.20%(7)	05/25/36	131,518	72,506

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,929,281)			1,565,306

U.S. TREASURY SECURITIES—1.5%
U.S. Treasury Bond 4.00%	11/15/52	82,000	87,721
U.S. Treasury Note
3.50%	01/31/28	41,000	40,822
3.88%	12/31/27	35,000	35,406
4.13%	01/31/25	64,000	63,932
4.13%	11/15/32	20,000	21,052
4.25%	12/31/24	28,000	28,002

Total U.S. Treasury Securities (Cost: $275,635)			276,935

Total Fixed Income Securities (Cost: $21,011,461)			19,485,592

		Shares

INVESTMENT COMPANIES—3.1%
TCW Emerging Markets Income Fund—I Class(9)		93,240	583,680

Total Investment Companies (Cost: $715,080)			583,680

COMMON STOCK—0.1%

TELECOMMUNICATIONS—0.1%
Intelsat S.A.(4),(10)		344	8,113

Total Common Stock (Cost: $32,008)			8,113

RIGHTS—0.0%
Intelsat S.A.(4),(10)		35	—
Intelsat S.A.(4),(10)		35	—

Total Rights (Cost: $—)			—

MONEY MARKET INVESTMENTS —4.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.18%(11)		857,921	857,921

Total Money Market Investments (Cost: $857,921)			857,921

Total Investments (112.7%) (Cost: $22,616,470)			20,935,306

Liabilities In Excess Of Other Assets (-12.7%)			(2,352,343)

Net Assets (100.0%)			$18,582,963

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (12)
Goldman Sachs & Co.	CHF	81,000	04/13/23	$89,097	$88,828	$(269)
Goldman Sachs & Co.	CLP	7,240,000	04/13/23	8,547	8,965	418
Citibank N.A.	CNH	217,074	02/21/23	32,324	32,165	(159)
Goldman Sachs & Co.	CNH	6,189,824	02/21/23	912,079	917,172	5,093
State Street Bank & Trust Co.	CNY	4,651,244	02/21/23	715,708	689,252	(26,456)
Goldman Sachs & Co.	EUR	20,202	02/02/23	21,958	21,940	(18)
Goldman Sachs & Co.	EUR	722,324	04/13/23	781,402	787,920	6,518
Goldman Sachs & Co.	GBP	15,436	02/02/23	19,024	19,004	(20)
Goldman Sachs & Co.	HUF	12,315,273	04/13/23	32,509	33,401	892
Goldman Sachs & Co.	IDR	270,253,339	04/13/23	17,360	18,006	646
State Street Bank & Trust Co.	JPY	251,392,000	04/13/23	1,932,154	1,951,907	19,753
Goldman Sachs & Co.	JPY	8,740,000	04/13/23	67,758	67,861	103
Goldman Sachs & Co.	KRW	160,260,384	02/21/23	130,346	130,193	(153)
Goldman Sachs & Co.	MYR	117,000	04/13/23	27,905	27,539	(366)
Goldman Sachs & Co.	PEN	168,000	04/13/23	43,118	43,449	331
Citibank N.A.	PLN	87,605	04/13/23	19,896	20,077	181
Goldman Sachs & Co.	SEK	158,000	04/13/23	15,303	15,149	(154)
Goldman Sachs & Co.	SGD	201,470	02/21/23	145,115	153,345	8,230
Citibank N.A.	SGD	60,423	02/21/23	43,655	45,990	2,335
Citibank N.A.	THB	154,268	04/17/23	4,678	4,708	30

				$5,059,936	$5,076,871	$16,935

SELL (13)
Citibank N.A.	AUD	224,299	04/13/23	$156,147	$158,480	$(2,333)
Goldman Sachs & Co.	BRL	1,558	04/13/23	289	302	(13)
Citibank N.A.	CAD	140,768	04/13/23	105,420	105,552	(132)
Goldman Sachs & Co.	CHF	40,000	04/13/23	43,285	43,866	(581)
Goldman Sachs & Co.	CNH	1,825,922	02/21/23	266,105	270,554	(4,449)
Citibank N.A.	CNH	188,372	02/21/23	25,891	27,912	(2,021)
State Street Bank & Trust Co.	CNY	4,500,613	02/21/23	694,097	666,931	27,166
Goldman Sachs & Co.	COP	4,853,486	04/13/23	992	1,031	(39)
Citibank N.A.	CZK	595,516	04/13/23	26,527	27,065	(538)
Goldman Sachs & Co.	EUR	20,000	04/13/23	21,833	21,816	17
State Street Bank & Trust Co.	EUR	26,000	04/13/23	28,357	28,361	(4)
Citibank N.A.	EUR	37,000	04/13/23	40,335	40,360	(25)
Goldman Sachs & Co.	GBP	255,242	04/13/23	311,742	314,711	(2,969)
Goldman Sachs & Co.	ILS	13,674	04/13/23	3,959	3,969	(10)
Goldman Sachs & Co.	KRW	335,442,085	02/21/23	261,281	272,507	(11,226)
Citibank N.A.	KRW	140,547,618	02/21/23	111,609	114,178	(2,569)
Goldman Sachs & Co.	MXN	2,197,934	04/13/23	113,801	115,426	(1,625)
Goldman Sachs & Co.	MYR	150,630	04/13/23	35,089	35,455	(366)
Goldman Sachs & Co.	NOK	3,745,000	04/13/23	381,140	376,181	4,959
Citibank N.A.	NZD	780,000	04/13/23	499,024	504,267	(5,243)
Goldman Sachs & Co.	PEN	132,484	04/13/23	34,754	34,264	490
Goldman Sachs & Co.	RON	172,513	04/13/23	37,443	37,922	(479)
Goldman Sachs & Co.	SGD	287,000	02/21/23	212,347	218,445	(6,098)
State Street Bank & Trust Co.	SGD	23,000	02/21/23	16,710	17,506	(796)
Citibank N.A.	ZAR	560,894	04/13/23	32,831	31,993	838

				$3,461,008	$3,469,054	$(8,046)

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
7	2-Year Canadian Bond Futures	03/22/23	$542,304	$542,909	$605
10	2-Year U.S Treasury Note Futures	03/31/23	2,056,744	2,056,484	(260)
4	5-Year Canadian Bond Futures	03/22/23	336,591	339,102	2,511
1	Euro-Bobl Future	03/8/23	129,469	127,393	(2,076)
12	5-Year U.S Treasury Note Futures	03/31/23	1,297,169	1,310,906	13,737
1	U.S. Ultra Long Bond Futures	03/22/23	134,036	141,750	7,714

			$4,496,313	$4,518,544	$22,231

Short Futures
10	10-Year U.S. Treasury Note Futures	03/22/23	$(1,191,636)	$(1,212,031)	$(20,395)
1	Long Gilt Future	03/29/23	(130,606)	(128,662)	1,944

			$(1,322,242)	$(1,340,693)	$(18,451)

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$180,000	03/15/28	Annual	12 Month Euro Short-Term Rate	Annual	3.00%	$2,353	$635	$2,988

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
COP	Colombian Peso.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro Currency
GBP	British Pound Sterling
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2023, the value of these securities amounted to $5,062,904 or 27.2% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $2,930,759 or 15.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2023.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Restricted security (Note 3).
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	Affiliated issuer.
(10)	Non-income producing security.
(11)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(12)	Fund buys foreign currency, sells U.S. Dollar.
(13)	Fund sells foreign currency, buys U.S. Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended January 31, 2023 is as follows:

Name of Affiliated Fund	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2023	Value at January 31, 2023	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$561,009	$9,867	$45,214	93,240	$583,680	$7,552	$—	$(16,515)	$74,533

Total					$583,680	$7,552	$—	$(16,515)	$74,533

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2023

Country	Percentage of Net Assets
Australia	3.3%
Bermuda	0.6
Canada	3.3
Cayman Islands	4.0
China	4.7
Colombia	1.2
France	5.2
Germany	1.9
Great Britain	5.6
Hungary	0.0
India	0.9
Indonesia	0.7
Ireland	1.9
Israel	1.3
Italy	1.1
Japan	1.7
Jersey	0.5
Luxembourg	0.2
Malaysia	0.5
Mexico	1.3
Netherlands	2.2
New Zealand	2.7
Norway	1.9
Panama	0.9
Portugal	0.7
Romania	0.1
Saudi Arabia	1.0
Serbia	1.1
Singapore	0.6
South Africa	0.2
South Korea	2.3
Spain	0.8
Supranational	2.0
Sweden	0.3
Switzerland	1.1
Thailand	0.3
United States	54.6

Total	112.7%

TCW Global Bond Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Foreign Government Bonds	40.5%
Corporate Bonds	27.5
Residential Mortgage-Backed Securities—Agency	20.4
Residential Mortgage-Backed Securities—Non-Agency	8.4
Asset-Backed Securities	4.9
Money Market Investments	4.6
Investment Companies	3.1
U.S. Treasury Securities	1.5
Commercial Mortgage-Backed Securities—Non-Agency	0.9
Municipal Bonds	0.7
Commercial Mortgage-Backed Securities—Agency	0.1
Common Stock	0.1
Rights	0.0
Other*	(12.7)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$5,118,028	$—	$5,118,028
Municipal Bonds	—	126,009	—	126,009
Foreign Government Bonds	—	7,529,294	—	7,529,294
Asset-Backed Securities	—	908,214	—	908,214
Commercial Mortgage-Backed Securities—Agency	—	22,173	—	22,173
Commercial Mortgage-Backed Securities—Non-Agency	—	159,031	—	159,031
Residential Mortgage-Backed Securities—Agency	—	3,780,602	—	3,780,602
Residential Mortgage-Backed Securities—Non-Agency	—	1,510,500	54,806	1,565,306
U.S. Treasury Securities	276,935	—	—	276,935

Total Fixed Income Securities	276,935	19,153,851	54,806	19,485,592

Investment Companies	583,680	—	—	583,680
Common Stock	—	—	8,113	8,113
Rights	—	—	—	—
Money Market Investments	857,921	—	—	857,921

Total Investments	$1,718,536	$19,153,851	$62,919	$20,935,306

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	78,000	—	78,000
Futures Contracts
Interest Rate Risk	26,511	—	—	26,511
Swap Agreements
Interest Rate Risk	—	2,988	—	2,988

Total	$1,745,047	$19,234,839	$62,919	$21,042,805

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(69,111)	$—	$(69,111)
Futures Contracts
Interest Rate Risk	(22,731)	—	—	(22,731)

Total	$(22,731)	$(69,111)	$—	$(91,842)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —92.4% of Net Assets

BANK LOANS—7.9%

Airlines—0.1%
American Airlines, Inc. 2021 Term Loan 9.56% (3 mo. USD LIBOR + 4.750%)(1)	04/20/28	$70,000	$71,990

Chemicals—0.5%
IRIS Holdings, Inc. Term Loan 9.53% (3 mo. USD Term SOFR + 4.75%)(1)	06/28/28	100,748	90,925
Zep, Inc. 2017 1st Lien Term Loan 8.58% (3 mo. USD LIBOR + 4.000%)(1)	08/12/24	257,087	215,953

			306,878

Commercial Services—0.8%
Neptune Bidco US, Inc. 2022 USD Term Loan B 9.74% (3 mo. USD Term SOFR + 5.000%)(1)	04/11/29	157,000	144,047
Spin Holdco, Inc. 2021 Term Loan 8.77% (3 mo. USD LIBOR + 4.000%)(1)	03/04/28	417,563	331,912

			475,959

Computers—0.3%
TierPoint LLC 2021 Term Loan 8.32% (1 mo. USD LIBOR + 3.750%)(1)	05/05/26	191,602	181,184

Entertainment—0.7%
Crown Finance US, Inc. 2022 DIP Term Loan 14.47% (3 mo. USD Term SOFR + 10.000%)(1)	09/07/23	399,690	404,346

Health Care-Products—0.0%
Auris Luxembourg III Sarl 2019 USD Term Loan B2 8.68% (3 mo. USD LIBOR + 3.750%)(1)	02/27/26	15,881	14,578

Health Care-Services—0.6%
ADMI Corp. 2021 Term Loan B2 7.94% (1 mo. USD LIBOR + 3.375%)(1)	12/23/27	270,188	249,721
eResearchTechnology, Inc. 2020 1st Lien Term Loan 9.07% (1 mo. USD LIBOR + 4.500%)(1)	02/04/27	127,387	119,607

			369,328

Insurance—0.1%
Asurion LLC 2021 2nd Lien Term Loan B3 9.82% (1 mo. USD LIBOR + 5.250%)(1)	01/31/28	100,000	83,925

Machinery-Diversified—1.1%
ASP Blade Holdings, Inc. Initial Term Loan 8.73% (3 mo. USD LIBOR + 4.000%)(1)	10/13/28	554,729	454,373
Titan Acquisition Ltd. 2018 Term Loan B 8.15% (6 mo. USD LIBOR + 3.000%)(1)	03/28/25	196,029	191,434

			645,807

Media—0.2%
DirecTV Financing LLC Term Loan 9.57% (1 mo. USD LIBOR + 5.000%)(1)	08/02/27	148,213	146,090

Packaging & Containers—1.4%
Clydesdale Acquisition Holdings, Inc. Term Loan B 8.84% (1 mo. USD Term SOFR + 4.175%)(1)	04/13/29	298,500	293,736
Plaze, Inc. 2020 Incremental Term Loan 8.32% (1 mo. USD LIBOR + 3.750%)(1)	08/03/26	210,173	191,957
Proampac PG Borrower LLC 2020 Term Loan 8.58% (3 mo. USD LIBOR + 3.750%)(1)	11/03/25	374,319	367,020

			852,713

Pharmaceuticals—0.4%
Elanco Animal Health, Inc. Term Loan B 6.12% (1 mo. USD LIBOR + 1.750%)(1)	08/01/27	260,534	256,822

Retail—0.2%
1011778 B.C. Unlimited Liability Co. Term Loan B4 6.32% (1 mo. USD LIBOR + 1.750%)(1)	11/19/26	78,210	77,505
Staples, Inc. Term Loan B2 8.94% (3 mo. USD LIBOR + 4.500%)(1)	09/12/24	44,768	44,687

			122,192

Software—0.9%
CDK Global, Inc. 2022 USD Term Loan B 9.08% (3 mo. USD Term SOFR + 4.500%)(1)	07/06/29	175,000	174,864
CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B 8.82% (1 mo. USD LIBOR + 4.250%)(1)	12/16/25	142,463	136,835
Open Text Corp. 2022 Term Loan B 0.00% (2)	11/16/29	213,500	213,500

			525,199

Telecommunications—0.6%
Level 3 Financing, Inc. 2019 Term Loan B 6.32% (1 mo. USD LIBOR + 1.750%)(1)	03/01/27	107,180	105,547
SBA Senior Finance II LLC 2018 Term Loan B 6.32% (1 mo. USD LIBOR + 1.750%)(1)	04/11/25	260,074	260,000

			365,547

Total Bank Loans (Cost: $5,058,324)			4,822,558

CORPORATE BONDS—84.5%

Aerospace/Defense—0.7%
TransDigm, Inc. 6.25% (3)	03/15/26	418,000	419,045

Agriculture—0.6%
BAT Capital Corp. 5.28%	04/02/50	401,000	337,822

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Airlines—0.4%
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.75%(3)	10/20/28	$222,000	$216,426

Auto Manufacturers—2.0%
Allison Transmission, Inc. 3.75%(3)	01/30/31	200,000	171,200
Ford Motor Credit Co. LLC 3.37%	11/17/23	1,100,000	1,075,800

			1,247,000

Banks—2.7%
Bank of America Corp. 4.38% (U.S. 5-year Treasury Constant Maturity Rate + 2.760%)(1),(4)	01/27/27	225,000	204,939
Bank of New York Mellon Corp. (The) 3.75% (U.S. 5-year Treasury Constant Maturity Rate + 2.630%)(1),(4)	12/20/26	285,000	247,932
Citigroup, Inc.
2.52% (SOFR + 1.177%)(1)	11/03/32	11,000	8,977
2.56% (SOFR + 1.167%)(1)	05/01/32	200,000	166,760
3.06% (SOFR + 1.35%)(1)	01/25/33	26,000	22,298
Credit Suisse Group AG (Switzerland)
6.54% (SOFR + 3.920%)(3)	08/12/33	405,000	387,538
9.02% (SOFR + 5.020%)(1),(3)	11/15/33	250,000	281,395
JPMorgan Chase & Co. 3.65% (U.S. 5-year Treasury Constant Maturity Rate + 2.850%)(1),(4)	06/01/26	95,000	86,806
US Bancorp 3.70% (U.S. 5-year Treasury Constant Maturity Rate + 2.541%)(1),(4)	01/15/27	300,000	262,353

			1,668,998

Beverages—0.4%
Primo Water Holdings, Inc. 4.38%(3)	04/30/29	300,000	262,131

Biotechnology—0.1%
Grifols Escrow Issuer SA 4.75%(3)	10/15/28	85,000	73,958

Chemicals—2.8%
ASP Unifrax Holdings, Inc. 5.25%(3)	09/30/28	412,000	353,290
Axalta Coating Systems LLC 3.38%(3)	02/15/29	250,000	215,230
Cheever Escrow Issuer LLC 7.13%(3)	10/01/27	200,000	196,228
Herens Holdco Sarl 4.75%(3)	05/15/28	400,000	328,652
SCIH Salt Holdings, Inc. 4.88%(3)	05/01/28	70,000	61,775
SCIL IV LLC / SCIL USA Holdings LLC 5.38%(3)	11/01/26	64,000	59,132
SK Invictus Intermediate II Sarl 5.00%(3)	10/30/29	422,000	346,597
Valvoline, Inc. 3.63%(3)	06/15/31	150,000	126,411

			1,687,315

Commercial Services—2.8%
ADT Security Corp. (The) 4.13%	06/15/23	175,000	174,270
Adtalem Global Education, Inc. 5.50%(3)	03/01/28	198,000	184,764
Carriage Services, Inc. 4.25%(3)	05/15/29	277,000	228,165
Gartner, Inc.
3.75%(3)	10/01/30	80,000	71,300
4.50%(3)	07/01/28	296,000	281,569
Global Payments, Inc. 5.30%	08/15/29	110,000	110,416
HealthEquity, Inc. 4.50%(3)	10/01/29	110,000	98,520
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%(3)	08/31/27	100,000	89,122
Rent-A-Center, Inc. 6.38%(3)	02/15/29	500,000	426,250
WASH Multifamily Acquisition, Inc. 5.75%(3)	04/15/26	80,000	74,158

			1,738,534

Computers—2.3%
Booz Allen Hamilton, Inc. 3.88%(3)	09/01/28	468,000	423,889
NCR Corp.
5.13%(3)	04/15/29	330,000	287,433
5.25%(3)	10/01/30	476,000	412,152
Science Applications International Corp. 4.88%(3)	04/01/28	275,000	257,879

			1,381,353

Diversified Financial Services—1.6%
American Express Co. 3.55% (U.S. 5-year Treasury Constant Maturity Rate + 2.854%)(1),(4)	09/15/26	230,000	204,844
Charles Schwab Corp. (The) 5.00% (U.S. 5-year Treasury Constant Maturity Rate + 3.256%)(1),(4)	06/01/27	265,000	256,387
Jane Street Group / JSG Finance, Inc. 4.50%(3)	11/15/29	540,000	484,839

			946,070

Electric—1.1%
FirstEnergy Corp.
2.65%	03/01/30	395,000	338,001
5.10%	07/15/47	96,000	89,040
Pike Corp. 5.50%(3)	09/01/28	300,000	265,172

			692,213

Electrical Components & Equipment—0.3%
Energizer Holdings, Inc. 4.38%(3)	03/31/29	240,000	208,800

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electronics—0.1%
Coherent Corp. 5.00%(3)	12/15/29	$65,000	$59,533

Engineering & Construction—0.3%
Artera Services LLC 9.03%(3)	12/04/25	195,000	166,922

Entertainment—3.5%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%(3)	07/01/25	600,000	601,056
Churchill Downs, Inc. 4.75%(3)	01/15/28	70,000	65,588
Cinemark USA, Inc. 5.25%(3)	07/15/28	70,000	58,100
Everi Holdings, Inc. 5.00%(3)	07/15/29	225,000	204,187
Live Nation Entertainment, Inc. 4.75%(3)	10/15/27	115,000	106,950
Penn Entertainment, Inc.
4.13%(3)	07/01/29	410,000	341,325
5.63%(3)	01/15/27	65,000	61,165
WarnerMedia Holdings, Inc. 5.14%(3)	03/15/52	850,000	706,809

			2,145,180

Food—5.7%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.75%(3)	12/01/31	130,000	110,542
5.75%(3)	04/01/33	1,070,000	1,053,950
Nathan’s Famous, Inc. 6.63%(3)	11/01/25	11,000	10,904
Pilgrim’s Pride Corp.
3.50%(3)	03/01/32	1,400,000	1,140,846
5.88%(3)	09/30/27	170,000	168,798
Post Holdings, Inc. 5.75%(3)	03/01/27	300,000	296,250
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(3)	03/01/29	580,000	492,652
Smithfield Foods, Inc. 5.20%(3)	04/01/29	217,000	202,927

			3,476,869

Forest Products & Paper—0.5%
Clearwater Paper Corp. 4.75%(3)	08/15/28	364,000	325,795

Health Care-Products—1.1%
Hologic, Inc. 3.25%(3)	02/15/29	55,000	48,464
Teleflex, Inc. 4.25%(3)	06/01/28	687,000	634,510

			682,974

Health Care-Services—12.2%
Catalent Pharma Solutions, Inc.
3.50%(3)	04/01/30	425,000	351,707
5.00%(3)	07/15/27	350,000	331,465
Centene Corp.
2.45%	07/15/28	855,000	741,875
2.63%	08/01/31	250,000	205,390
3.00%	10/15/30	75,000	64,238
4.25%	12/15/27	1,020,000	979,669
HCA, Inc.
3.50%	09/01/30	440,000	394,641
5.25%	04/15/25	65,000	65,096
5.38%	02/01/25	275,000	276,144
5.63%	09/01/28	95,000	96,823
5.88%	02/01/29	615,000	632,221
IQVIA, Inc. 5.00%(3)	05/15/27	228,000	221,935
ModivCare Escrow Issuer, Inc. 5.00%(3)	10/01/29	175,000	152,521
ModivCare, Inc. 5.88%(3)	11/15/25	140,000	135,502
Molina Healthcare, Inc.
3.88%(3)	11/15/30	964,000	831,450
3.88%(3)	05/15/32	465,000	390,512
Prime Healthcare Services, Inc. 7.25%(3)	11/01/25	420,000	373,275
Tenet Healthcare Corp.
4.63%	07/15/24	300,000	296,261
4.88%	01/01/26	810,000	789,385
6.13%	10/01/28	120,000	112,086

			7,442,196

Household Products/Wares—0.3%
Central Garden & Pet Co. 4.13%	10/15/30	240,000	204,283

Housewares—0.8%
Newell Brands, Inc.
4.88%	06/01/25	349,000	342,020
5.75%	04/01/46	145,000	120,682

			462,702

Insurance—0.5%
Acrisure LLC / Acrisure Finance, Inc. 4.25%(3)	02/15/29	335,000	278,589

Internet—0.6%
Cogent Communications Group, Inc. 7.00%(3)	06/15/27	105,000	104,112
Gen Digital, Inc. 6.75%(3)	09/30/27	165,000	167,542
Netflix, Inc. 4.63%	05/15/29	100,000	110,858

			382,512

Iron & Steel—0.4%
ATI, Inc. 5.13%	10/01/31	255,000	233,006

Lodging—0.6%
Hilton Domestic Operating Co., Inc. 3.63%(3)	02/15/32	200,000	168,213
Wyndham Hotels & Resorts, Inc. 4.38%(3)	08/15/28	212,000	197,046

			365,259

Machinery-Construction & Mining—0.5%
BWX Technologies, Inc. 4.13%(3)	06/30/28	330,000	300,006

Media—9.0%
Block Communications, Inc. 4.88%(3)	03/01/28	355,000	314,175
Cable One, Inc. 4.00%(3)	11/15/30	565,000	468,950
CCO Holdings LLC / CCO Holdings Capital Corp.
4.00%(3)	03/01/23	1,600,000	1,600,720
5.50%(3)	05/01/26	200,000	197,512

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
CSC Holdings LLC
3.38%(3)	02/15/31	$125,000	$87,338
6.50%(3)	02/01/29	670,000	580,448
7.50%(3)	04/01/28	385,000	282,255
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%(3)	08/15/26	570,000	42,394
DISH DBS Corp.
5.25%(3)	12/01/26	550,000	475,062
7.38%	07/01/28	607,000	437,119
7.75%	07/01/26	30,000	24,375
DISH Network Corp. 11.75%(3)	11/15/27	115,000	119,379
Gray Escrow II, Inc. 5.38%(3)	11/15/31	400,000	308,120
Sirius XM Radio, Inc. 3.13%(3)	09/01/26	460,000	414,711
Virgin Media Secured Finance PLC (United Kingdom) 4.50%(3)	08/15/30	200,000	172,692

			5,525,250

Miscellaneous Manufacturers—0.8%
General Electric Co.
5.09% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	52,000	43,819
8.10% (3 mo. USD LIBOR + 3.330%)(1),(4)	03/15/23	465,000	464,112

			507,931

Oil & Gas—1.3%
Petroleos Mexicanos 7.69%	01/23/50	65,000	48,621
SM Energy Co. 6.50%	07/15/28	330,000	315,945
Transocean Titan Financing, Ltd. 8.38%(3)	02/01/28	400,000	414,500
Valaris, Ltd. 8.25%	04/30/28	5,000	5,066

			784,132

Oil & Gas Services—2.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%(3)	04/01/28	492,000	469,860
Transocean Proteus, Ltd. 6.25%(3)	12/01/24	560,000	565,967
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	09/01/27	400,000	388,550

			1,424,377

Packaging & Containers—3.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%(3)	08/15/27	600,000	497,250
Ball Corp. 6.88%	03/15/28	600,000	618,828
Graphic Packaging International LLC 4.13%	08/15/24	725,000	715,031
Sealed Air Corp. 4.00%(3)	12/01/27	362,000	335,755
Silgan Holdings, Inc. 4.13%	02/01/28	125,000	116,871
Trivium Packaging Finance BV (Netherlands) 5.50%(3)	08/15/26	55,000	52,867

			2,336,602

Pharmaceuticals—2.2%
180 Medical, Inc. 3.88%(3)	10/15/29	500,000	447,500
Bausch Health Cos, Inc. (Canada) 5.75%(3)	08/15/27	18,000	12,240
Embecta Corp. 6.75%(3)	02/15/30	500,000	451,025
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.13%(3)	04/30/31	300,000	271,740
Prestige Brands, Inc. 3.75%(3)	04/01/31	215,000	182,851

			1,365,356

Pipelines—7.1%
DCP Midstream Operating LP 5.60%	04/01/44	136,000	136,258
Energy Transfer LP
5.00%	05/15/50	135,000	118,176
5.35%	05/15/45	126,000	115,303
5.40%	10/01/47	40,000	36,932
6.63% (3 mo. USD LIBOR + 4.155%)(1),(4)	02/15/28	897,000	752,520
Global Partners LP / GLP Finance Corp. 6.88%	01/15/29	540,000	510,308
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50%(3)	02/01/26	260,000	247,265
Rockies Express Pipeline LLC
4.80%(3)	05/15/30	30,000	27,150
6.88%(3)	04/15/40	541,000	461,754
TransMontaigne Partners LP / TLP Finance Corp. 6.13%	02/15/26	712,000	620,494
Venture Global Calcasieu Pass LLC
4.13%(3)	08/15/31	880,000	782,153
6.25%(3)	01/15/30	500,000	508,610

			4,316,923

REIT—3.6%
American Assets Trust LP 3.38%	02/01/31	475,000	387,857
GLP Capital LP / GLP Financing II, Inc. 5.75%	06/01/28	473,000	482,316
Iron Mountain, Inc. 5.25%(3)	07/15/30	100,000	90,750
VICI Properties LP / VICI Note Co., Inc.
3.88%(3)	02/15/29	34,000	30,672
4.50%(3)	01/15/28	40,000	37,416
4.63%(3)	06/15/25	512,000	496,435
5.63%(3)	05/01/24	106,000	105,908
5.75%(3)	02/01/27	554,000	551,778

			2,183,132

Retail—2.3%
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC 5.13%(3)	04/15/29	335,000	297,313
Fertitta Entertainment 4.63%(3)	01/15/29	325,000	287,063
FirstCash, Inc. 5.63%(3)	01/01/30	100,000	92,019
Michaels Cos, Inc. (The)
5.25%(3)	05/01/28	480,000	400,891
7.88%(3)	05/01/29	125,000	95,156

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Retail (Continued)
Papa John’s International, Inc. 3.88%(3)	09/15/29	$270,000	$233,874

			1,406,316

Software—0.5%
Open Text Corp. 6.90%(3)	12/01/27	150,000	154,125
Oracle Corp. 6.25%	11/09/32	150,000	163,200

			317,325

Telecommunications—6.7%
Altice France SA
5.13%(3)	01/15/29	200,000	157,750
5.50%(3)	10/15/29	450,000	356,009
8.13%(3)	02/01/27	250,000	235,000
CommScope, Inc. 4.75%(3)	09/01/29	300,000	252,000
Global Switch Finance BV 1.38%(5)	10/07/30	115,000	105,390
Intelsat Jackson Holdings S. A. 6.50%(3),(6)	03/15/30	239,000	217,229
Lumen Technologies, Inc. 4.50%(3)	01/15/29	335,000	226,963
SES GLOBAL Americas Holdings, Inc. 5.30%(3)	03/25/44	559,000	449,135
Sprint Corp. 7.88%	09/15/23	775,000	787,379
T-Mobile USA, Inc.
2.25%	02/15/26	600,000	556,458
2.63%	02/15/29	370,000	324,601
Zayo Group Holdings, Inc. 4.00%(3)	03/01/27	525,000	418,183

			4,086,097

Total Corporate Bonds (Cost: $55,371,899)			51,658,932

Total Fixed Income Securities (Cost: $60,430,223)			56,481,490

		Shares

COMMON STOCK—0.0%

Electric—0.0%
Homer City Holdings LLC—Series A(7),(8)		5,610	—

Total Common Stock (Cost: $327,224)			—

WARRANTS—0.0%

Entertainment—0.0%
Cineworld Group PLC(8)		42,717	1,175

Total Warrants (Cost: $—)			1,175

MONEY MARKET INVESTMENTS—1.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class,4.18%(9)		1,064,885	1,064,885

Total Money Market Investments (Cost: $1,064,885)			1,064,885

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS—5.7%

U.S. TREASURY SECURITIES—5.7%
U.S. Treasury Bill
4.49%(10)	05/11/23	$2,000,000	1,975,015
4.56%(10)	05/25/23	1,500,000	1,478,483

Total U.S. Treasury Securities (Cost: $3,454,610)			3,453,498

Total Short Term Investments (Cost: $3,454,610)			3,453,498

Total Investments (99.8%) (Cost: $65,276,942)			61,001,048
Excess Of Other Assets Over Liabilities (0.2%)			129,690

Net Assets (100.0%)			$61,130,738

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
90	5-Year U.S Treasury Note Futures	03/31/23	$9,720,285	$9,831,797	$111,512

Short Futures
24	10-Year U.S. Treasury Note Futures	03/22/23	$(2,847,256)	$(2,908,875)	$(61,619)
1	Euro-Bobl Future	03/8/23	(129,423)	(127,394)	2,029
5	U.S. Ultra Long Bond Futures	03/22/23	(670,159)	(708,750)	(38,591)

			$ (3,646,838)	$(3,745,019)	$(98,181)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL(11)
Citibank N.A.	EUR	203,000	04/13/23	219,813	221,435	(1,622)

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
EUR	Euro Currency
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2023.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $34,132,080 or 55.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Perpetual maturity.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2023, the value of these securities amounted to $105,390 or 0.2% of net assets.
(6)	Restricted security (Note 3).
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Non-income producing security.
(9)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(10)	Rate shown represents yield-to-maturity.
(11)	Fund sells foreign currency, buys U.S. Dollar.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Corporate Bonds	84.5%
Bank Loans	7.9
U.S. Treasury Securities	5.7
Money Market Investments	1.7
Warrants	0.0	**
Common Stock	0.0	**
Other*	0.2

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$4,822,558	$—	$4,822,558
Corporate Bonds*	—	51,658,932	—	51,658,932

Total Fixed Income Securities	—	56,481,490	—	56,481,490

Common Stock*	—	—	—	—
Warrants*	—	1,175	—	1,175

Money Market Investments	1,064,885	—	—	1,064,885
Short-Term Investments	3,453,498	—	—	3,453,498

Total Investments	$4,518,383	$56,482,665	$—	$61,001,048

Asset Derivatives
Futures Contracts
Interest Rate Risk	113,541	—	—	113,541

Total Investments	$4,631,924	$56,482,665	$—	$61,114,589

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(100,210)	$—	$—	$(100,210)
Forward Currency Contracts
Foreign Currency Risk	—	(1,622)	—	(1,622)

Total	$(100,210)	$(1,622)	$—	$(101,832)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—106.7% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.5%
Fannie Mae (14-M11-1A) 3.12%(1)	08/25/24	$20,983	$20,329
Freddie Mac Multifamily Structured Pass Through Certificates (K030-X1) (I/O) 0.14%(1)	04/25/23	10,029,593	1,689
Freddie Mac Multifamily Structured Pass Through Certificates (KF68-A) 4.88% (1 mo. USD LIBOR + 0.490%)(2)	07/25/26	45,751	45,553
Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1) 1.77%	02/25/25	1,048	1,048
Freddie Mac Multifamily Structured Pass Through Certificates (KJ34-A1) 0.68%	06/25/26	11,062	10,194
Freddie Mac Multifamily Structured Pass Through Certificates (KL05-X1HG) (I/O) 1.22%(1)	12/25/27	500,000	22,245
Freddie Mac Multifamily Structured Pass Through Certificates (KS06-X) (I/O) 1.05%(1)	08/25/26	554,775	13,836
Freddie Mac Multifamily Structured Pass Through Certificates (KJ29-A1) 0.74%	01/25/26	19,057	18,182
Freddie Mac Multifamily Structured Pass-Through Certificates (K723-X1) (I/O) 0.91%(1)	08/25/23	1,504,908	4,031
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O) 0.16%(1)	04/25/23	710,798	155
Freddie Mac Multifamily Structured Pass-Through Certificates (K722-X1) (I/O) 1.41%(1)	03/25/23	69,185	4
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ31-A1) 0.57%	05/25/26	17,450	16,901
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ32-A1) 0.52%	06/25/25	19,562	18,568
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.63%(1)	09/25/25	240,243	3,571
FRESB Mortgage Trust (15-SB3-A3) 4.94% (1 mo. USD LIBOR + 0.550%)(2)	01/25/43	2,063	2,045
Ginnie Mae (08-92-E) 5.56%(1)	03/16/44	5,126	5,067
Ginnie Mae (10-159-D) 4.56%(1)	09/16/44	6,600	6,448
Ginnie Mae (11-165-IO) (I/O) 0.00%(1)	10/16/51	213,089	2

Total Commercial Mortgage-Backed Securities—Agency (Cost: $256,266)			189,868

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.5%
BBCMS Trust (15-SRCH-XB) (I/O) 0.19%(1),(3)	08/10/35	2,000,000	16,985
BDS, Ltd. (19-FL4-A) 5.56% (1 mo. USD LIBOR + 1.100%)(2),(3)	08/15/36	10,399	10,363
BFLD Trust (20-OBRK-A) 6.64% (SOFR + 2.164%)(2),(3)	11/15/28	100,000	99,140
Citigroup Commercial Mortgage Trust (13-GC11-XA) (I/O) 1.17%(1)	04/10/46	102,985	1
Citigroup Commercial Mortgage Trust (14-GC23-XB) (I/O) 0.21%(1)	07/10/47	3,784,000	10,642
COMM Mortgage Trust (12-CR3-XA) (I/O) 1.23%(1)	10/15/45	187,080	399
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.23%(1)	10/15/45	230,217	1
COMM Mortgage Trust (13-CR6-XA) (I/O) 0.92%(1)	03/10/46	412,501	4
COMM Mortgage Trust (13-CR9-ASB) 3.83%	07/10/45	3,400	3,383
COMM Mortgage Trust (14-CR14-A2) 3.15%	02/10/47	61,639	61,235
COMM Mortgage Trust (14-CR19-XA) (I/O) 0.93%(1)	08/10/47	76,796	786
COMM Mortgage Trust (14-CR20-A3) 3.33%	11/10/47	14,873	14,274
COMM Mortgage Trust (16-DC2-XA) (I/O) 0.93%(1)	02/10/49	734,084	16,090
FS Rialto (19-FL1-A) 5.66% (1 mo. USD LIBOR + 1.200%)(2),(3)	12/16/36	95,744	94,977
GS Mortgage Securities Trust (13-GC14-A4) 3.96%	08/10/46	24,823	24,716
JPMBB Commercial Mortgage Securities Trust (14-C18-XA) (I/O) 0.67%(1)	02/15/47	906,146	3,676
LoanCore Issuer, Ltd. (19-CRE3-AS) 5.83% (1 mo. USD LIBOR + 1.370%)(2),(3)	04/15/34	34,502	34,406
MF1, Ltd. (20-FL4-A) 6.30% (SOFR + 1.814)(2),(3)	11/15/35	13,034	13,084
Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O) 0.55%(1)	10/15/46	246,863	393
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 0.85%(1)	02/15/46	158,689	2
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3) 3.77%	04/15/47	3,927	3,901
SREIT Trust (21-MFP-A) 5.19% (1 mo. USD LIBOR + 0.731%)(2),(3)	11/15/38	100,000	97,583
Wells Fargo Commercial Mortgage Trust (15-NXS2-XA) (I/O) 0.60%(1)	07/15/58	1,412,305	16,051
WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O) 1.00%(1)	08/15/47	1,437,745	15,952
WFRBS Commercial Mortgage Trust (14-C24-A3) 3.43%	11/15/47	37,918	36,486

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $687,656)			574,530

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —27.6%
Fannie Mae (03-11-FA) 5.51% (1 mo. USD LIBOR + 1.000%)(2)	09/25/32	6,620	6,719

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae (06-23-FP) (PAC) 4.81% (1 mo. USD LIBOR + 0.300%)(2)	04/25/36	$9,588	$9,483
Fannie Mae (07-64-FA) 4.98% (1 mo. USD LIBOR + 0.470%)(2)	07/25/37	13,980	13,890
Fannie Mae (08-24-PF) (PAC) 5.16% (1 mo. USD LIBOR + 0.650%)(2)	02/25/38	6,129	6,170
Fannie Mae (10-118-GF) (PAC) 5.06% (1 mo. USD LIBOR + 0.550%)(2)	10/25/39	4,452	4,450
Fannie Mae (11-75-HP) (PAC) 2.50%	07/25/40	1,277	1,264
Fannie Mae (20-10-FA) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	15,898	15,764
Fannie Mae (17-10-FA) 4.91% (1 mo. USD LIBOR + 0.400%)(2)	03/25/47	36,343	35,772
Fannie Mae, Pool #254548 5.50%	12/01/32	5,285	5,502
Fannie Mae, Pool #600187 7.00%	07/01/31	12,070	12,333
Fannie Mae, Pool #995364 6.00%	10/01/38	4,250	4,458
Fannie Mae, Pool #AL0851 6.00%	10/01/40	3,213	3,420
Fannie Mae, Pool #MA4492 2.00%	12/01/51	46,827	39,523
Freddie Mac (3071-TF) (PAC) 4.76% (1 mo. USD LIBOR + 0.300%)(2)	04/15/35	8,082	8,061
Freddie Mac (3300-FA) 4.76% (1 mo. USD LIBOR + 0.300%)(2)	08/15/35	16,303	16,159
Freddie Mac (3318-F) 4.71% (1 mo. USD LIBOR + 0.250%)(2)	05/15/37	19,109	18,773
Freddie Mac (3946-FG) (PAC) 4.81% (1 mo. USD LIBOR + 0.350%)(2)	10/15/39	36	36
Freddie Mac (4231-FD) 4.81% (1 mo. USD LIBOR + 0.350%)(2)	10/15/32	21,940	21,887
Freddie Mac, Pool #SD8194 2.50%	02/01/52	46,959	41,183
Freddie Mac, Pool #SD8199 2.00%	03/01/52	47,779	40,240
Freddie Mac (263-F5) 4.96% (1 mo. USD LIBOR + 0.500%)(2)	06/15/42	15,429	15,211
Freddie Mac., Pool #SD8189 2.50%	01/01/52	46,481	40,771
Ginnie Mae II, Pool #80022 1.75% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%)(2)	12/20/26	4,680	4,602
Ginnie Mae II, Pool #80636 2.63% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%)(2)	09/20/32	3,239	3,160
Ginnie Mae II, Pool #80757 2.63% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%)(2)	10/20/33	1,276	1,234
Ginnie Mae II, Pool #80797 2.63% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%)(2)	01/20/34	16,576	16,247
Ginnie Mae II, Pool #80937 2.88% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%)(2)	06/20/34	7,070	6,967
Ginnie Mae II TBA, 30-Year
2.50%(4)	01/01/52	250,000	223,235
2.50%(4)	01/01/52	150,000	133,893
4.50%(4)	08/01/52	50,000	49,655
Uniform Mortgage-Backed Securities TBA, 30-Year
2.00%(4)	01/01/52	75,000	63,070
3.50%(4)	05/01/52	25,000	23,471
4.50%(4)	08/01/52	50,000	49,381
4.50%(4)	08/01/52	125,000	123,483
2.00%(4)	01/01/52	25,000	21,039
2.50%(4)	01/01/52	150,000	131,412
2.50%(4)	01/01/52	25,000	21,916
3.00%(4)	03/01/52	275,000	250,110
4.00%(4)	07/01/52	75,000	72,407
5.00%(4)	08/01/52	550,000	552,277

Total Residential Mortgage-Backed Securities — Agency (Cost: $2,101,182)			2,108,628

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—10.1%
ABFC Trust (02-WF2-A2) 5.63% (1 mo. USD LIBOR + 1.125%)(2)	05/25/32	20,304	20,044
BNC Mortgage Loan Trust (06-2-A4) 4.83% (1 mo. USD LIBOR + 0.320%)(2)	11/25/36	26,940	26,092
CIT Mortgage Loan Trust (07-1-1A) 5.86% (1 mo. USD LIBOR + 1.350%)(2),(3)	10/25/37	31,953	31,834
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1) 3.25%(1)	11/25/32	7,379	7,026
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 5.51% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	8,623	8,091
JPMorgan Mortgage Acquisition Trust (06-ACC1-M1) 4.91% (1 mo. USD LIBOR + 0.405%)(2)	05/25/36	2,900	3,156
JPMorgan Mortgage Acquisition Trust (07-CH4-A5) 4.75% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	52,352	51,921
JPMorgan Mortgage Trust (18-8-A3) 4.00%(1),(3)	01/25/49	43,901	41,307
Morgan Stanley Capital I, Inc. Trust (06-NC2-A2D) 5.09% (1 mo. USD LIBOR + 0.580%)(2)	02/25/36	29,140	28,852
New Century Home Equity Loan Trust (05-1-M1) 5.18% (1 mo. USD LIBOR + 0.675%)(2)	03/25/35	45,660	44,826

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
NovaStar Mortgage Funding Trust Series (05-1-M5) 5.59% (1 mo. USD LIBOR + 1.080%)(2)	06/25/35	$22,200	$22,082
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates (05-2-M5) 5.48% (1 mo. USD LIBOR + 0.975%)(2)	04/25/35	59,293	58,666
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 5.05% (1 mo. USD LIBOR + 0.540%)(2)	03/25/37	38,542	36,655
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (04-WHQ2-M4) 6.08% (1 mo. USD LIBOR + 1.575%)(2)	02/25/35	32,341	31,141
PRPM LLC (21-6-A1) 1.79%(3)	07/25/26	34,816	32,628
RASC Series Trust (05-EMX1-M1) 5.15% (1 mo. USD LIBOR + 0.645%)(2)	03/25/35	22,921	22,742
RASC Series Trust (06-KS3-M1) 5.00% (1 mo. USD LIBOR + 0.330%)(2)	04/25/36	31,095	30,293
Residential Accredit Loans, Inc. (02-QS16-A2) 5.06% (1 mo. USD LIBOR + 0.550%)(2),(5)	10/25/17	68	36
Soundview Home Loan Trust (05-OPT1-M2) 5.18% (1 mo. USD LIBOR + 0.675%)(2)	06/25/35	19,576	18,873
Structured Asset Investment Loan Trust (05-11-A3) 5.11% (1 mo. USD LIBOR + 0.600%)(2)	01/25/36	14,169	13,604
Structured Asset Investment Loan Trust (05-HE3-M1) 5.23% (1 mo. USD LIBOR + 0.720%)(2)	09/25/35	20,353	19,919
VOLT XCIV LLC (21-NPL3-A1) 2.24%(3)	02/27/51	130,359	122,795
Wells Fargo Home Equity Asset-Backed Securities Trust (05-4-M3) 5.26% (1 mo. USD LIBOR + 0.750%)(2)	12/25/35	100,000	97,900

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $781,550)			770,483

CORPORATE BONDS—21.2%
Aerospace & Defense—0.4%
BAE Systems Holdings, Inc. 3.85%(3)	12/15/25	20,000	19,520
Boeing Co. (The) 1.43%	02/04/24	15,000	14,460

			33,980

Agriculture—0.3%
Imperial Brands Finance PLC 4.25%(3)	07/21/25	20,000	19,526

Auto Manufacturers—0.3%
Mercedes-Benz Finance North America LLC 1.75%(3)	03/10/23	25,000	24,936

Banks—11.8%
Bank of America Corp.
1.32% (SOFR + 1.150%)(2)	06/19/26	45,000	41,241
1.73% (SOFR + 0.960%)(2)	07/22/27	100,000	89,653
Citigroup, Inc.
1.46% (SOFR + 0.770%)(2)	06/09/27	40,000	35,637
3.29% (SOFR + 1.528%)(2)	03/17/26	10,000	9,634
3.67% (3 mo. USD LIBOR + 1.390%)(2)	07/24/28	45,000	42,628
Credit Suisse Group AG (Switzerland)
1.31% (SOFR + 0.980%)(3),(2)	02/02/27	65,000	54,018
3.09% (SOFR + 1.730%)(3),(2)	05/14/32	10,000	7,608
3.80%	06/09/23	20,000	19,821
DNB Bank ASA 0.86% (U.S. 1-year Treasury Constant Maturity Rate + 0.330%)(2),(3)	09/30/25	30,000	27,897
Goldman Sachs Group, Inc. (The)
0.93% (SOFR + 0.486%)(2)	10/21/24	10,000	9,662
1.22%	12/06/23	95,000	92,075
HSBC Holdings PLC (United Kingdom) 0.98% (SOFR + 0.708%)(2)	05/24/25	90,000	84,670
JPMorgan Chase & Co.
0.56% (SOFR + 0.420%)(2)	02/16/25	55,000	52,312
1.04% (SOFR + 0.695%)(2)	02/04/27	55,000	49,110
3.96% (3 mo. USD LIBOR + 1.245%)(2)	01/29/27	5,000	4,887
Lloyds Banking Group PLC (United Kingdom) 3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	40,000	39,187
Macquarie Group, Ltd. (Australia) 1.20% (SOFR + 0.694%)(2),(3)	10/14/25	15,000	13,899
Morgan Stanley
1.16% (SOFR + 0.560%)(2)	10/21/25	75,000	69,916
1.51% (SOFR + 0.858%)(2)	07/20/27	25,000	22,296
4.78% (SOFR + 0.455%)(2)	01/25/24	35,000	34,976
NatWest Group PLC (United Kingdom) 4.52% (3 mo. USD LIBOR + 1.550%)(2)	06/25/24	25,000	24,875
Wells Fargo & Co.
2.16% (3 mo. USD LIBOR + 0.750%)(2)	02/11/26	65,000	61,352
3.53% (SOFR + 1.510%)(2)	03/24/28	15,000	14,264

			901,618

Biotechnology—0.4%
Illumina, Inc. 5.80%	12/12/25	20,000	20,417
Royalty Pharma PLC 0.75%	09/02/23	10,000	9,761

			30,178

Commercial Services—0.4%
Global Payments, Inc. 4.45%	06/01/28	30,000	28,972

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 4.88%	01/16/24	$10,000	$9,959
American Express Co. 2.25%	03/04/25	20,000	19,041
Capital One Financial Corp. 1.34% (SOFR + 0.690%)(2)	12/06/24	20,000	19,312
Park Aerospace Holdings, Ltd. 4.50%(3)	03/15/23	5,000	4,995

			53,307

Electric—0.8%
American Electric Power 2.03%	03/15/24	30,000	29,009
Metropolitan Edison Co. 4.00%(3)	04/15/25	30,000	28,993

			58,002

Health Care-Products—0.6%
Baxter International, Inc. 0.87%	12/01/23	25,000	24,164
Thermo Fisher Scientific, Inc. 1.22%	10/18/24	25,000	23,624

			47,788

Health Care-Services—0.7%
HCA, Inc.
5.25%	04/15/25	10,000	10,015
5.25%	06/15/26	45,000	45,100

			55,115

Insurance—0.8%
Athene Global Funding 4.90% (SOFR + 0.700%)(2),(3)	05/24/24	30,000	29,746
Trinity Acquisition PLC 4.63%	08/15/23	35,000	34,849

			64,595

Miscellaneous Manufacturers—0.1%
General Electric Co. 4.91% (3 mo. USD LIBOR + 0.380%)(2)	05/05/26	5,000	4,876

Oil & Gas—0.1%
Petroleos Mexicanos 6.70%	02/16/32	13,000	10,799

Packaging & Containers—0.5%
Amcor Flexibles North America, Inc. 4.00%	05/17/25	25,000	24,507
Berry Global, Inc. 0.95%	02/15/24	15,000	14,342

			38,849

Pharmaceuticals—0.8%
Bayer US Finance II LLC 4.25%(3)	12/15/25	30,000	29,501
Bayer US Finance LLC 3.38%(3)	07/15/24	10,000	9,760
Becton Dickinson and Co. 3.73%	12/15/24	20,000	19,650

			58,911

REIT—1.4%
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	25,000	25,025
Kilroy Realty LP 3.45%	12/15/24	40,000	38,683
Life Storage LP 3.88%	12/15/27	15,000	14,220
VICI Properties LP / VICI Note Co., Inc.
4.63%(3)	06/15/25	10,000	9,696
5.75%(3)	02/01/27	20,000	19,920

			107,544

Software—0.3%
Take-Two Interactive Software, Inc. 3.30%	03/28/24	25,000	24,508

Telecommunications—0.8%
SES SA 3.60%(3)	04/04/23	35,000	34,869
T-Mobile USA, Inc. 3.88%	04/15/30	25,000	23,429

			58,298

Total Corporate Bonds (Cost: $1,645,996)			1,621,802

MUNICIPAL BONDS—1.2%
City and County of Denver Co. Airport System Revenue, Revenue Bond 1.12%	11/15/24	10,000	9,431
City of Baltimore MD, General Obligation Unlimited 5.00%	10/15/25	40,000	40,483
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 2.31%	11/01/26	25,000	23,138
New York State Dormitory Authority, Revenue Bond 5.00%	03/15/24	15,000	15,099

Total Municipal Bonds (Cost: $96,196)			88,151

U.S. TREASURY SECURITIES—28.5%
U.S. Treasury Note
3.50%	01/31/28	169,000	168,267
3.88%	01/15/26	441,000	440,897
3.88%	12/31/27	177,000	179,054
4.13%	01/31/25	441,000	440,535
4.25%	12/31/24	952,000	952,074

Total U.S. Treasury Securities (Cost: $2,175,838)			2,180,827

ASSET-BACKED SECURITIES—6.3%
Apidos CLO XXII (15-22A-A1R) 5.87% (3 mo. USD LIBOR + 1.060%)(2),(3)	04/20/31	45,000	44,665
Carvana Auto Receivables Trust (22-P3-A3) 4.61%	11/10/27	50,000	48,750
CoreVest American Finance Trust (19-1-XA) (I/O) 2.28%(1),(3)	03/15/52	52,954	2,022
Exeter Automobile Receivables Trust (21-1A-D) 1.08%	11/16/26	40,000	37,617
Magnetite XVIII, Ltd. (16-18A-AR2) 5.49% (3 mo. USD LIBOR + 0.880%)(2),(3)	11/15/28	91,652	91,120
Navient Private Education Refi Loan Trust (20-BA-A2) 2.12%(3)	01/15/69	52,996	48,557
Navient Private Education Refi Loan Trust (21-BA-A) 0.94%(3)	07/15/69	63,816	56,030

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Navient Private Education Refi Loan Trust (21-CA-A) 1.06%(3)	10/15/69	$70,011	$61,460
Tricon American Homes Trust (17-SFR2-A) 2.93%(3)	01/17/36	35,436	34,548
Tricon American Homes Trust (17-SFR2-B) 3.28%(3)	01/17/36	39,000	38,108
United States Small Business Administration (05-20B-1) 4.63%	02/01/25	17,427	16,899

Total Asset-backed Securities (Cost: $507,757)			479,776

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.8% (Cost: $152,269)
United States International Development Finance Corp. 1.49%	08/15/31	151,351	135,317
Total U.S. Government Agency Obligations (Cost: $152,269)			135,317

Total Fixed Income Securities (Cost: $8,404,710)			8,149,382

		Shares
MONEY MARKET INVESTMENTS—2.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class 4.18%(6)		201,500	201,500

Total Money Market Investments (Cost: $201,500)			201,500

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—16.0%
U.S. Treasury Securities—16.0%
U.S. Treasury Bill
4.77%(7)	07/27/23	$350,000	342,183
4.79%(7)	07/20/23	500,000	489,256
4.79%(7)	07/20/23	400,000	391,404

Total U.S. Treasury Securities (Cost: $1,222,456)			1,222,843

Total Short Term Investments (Cost: $1,222,456)			1,222,843

Total Investments (125.3%) (Cost: $9,828,666)			9,573,725
Liabilities In Excess Of Other Assets (-25.3%)			(1,930,761)

Net Assets (100.0%)			$7,642,964

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)

Long Futures
15	2-Year U.S Treasury Note Futures	03/31/23	$3,082,353	$3,084,727	$2,374

Short Futures
5	10-Year U.S. Treasury Note Futures	03/22/23	$(592,845)	$(606,016)	$(13,171)
13	5-Year U.S Treasury Note Futures	03/31/23	(1,402,856)	(1,420,148)	(17,292)
1	U.S. Ultra Long Bond Futures	03/22/23	(134,032)	(141,750)	(7,718)

			$(2,129,733)	$(2,167,914)	$(38,181)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $1,306,496 or 17.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of January 31, 2023.
(6)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(7)	Rate shown represents yield-to-maturity.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
U.S. Treasury Securities	44.5%
Residential Mortgage-Backed Securities—Agency	27.6
Corporate Bonds	21.2
Residential Mortgage-Backed Securities—Non-Agency	10.1
Commercial Mortgage-Backed Securities—Non-Agency	7.5
Asset-Backed Securities	6.3
Money Market Investments	2.6
Commercial Mortgage-Backed Securities—Agency	2.5
U.S. Government Agency Obligations	1.8
Municipal Bonds	1.2
Other*	(25.3)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$189,868	$—	$189,868
Commercial Mortgage-Backed Securities—Non-Agency	—	574,530	—	574,530
Residential Mortgage-Backed Securities—Agency	—	2,108,628	—	2,108,628
Residential Mortgage-Backed Securities—Non-Agency	—	770,483	—	770,483
Corporate Bonds*	—	1,621,802	—	1,621,802
Municipal Bonds	—	88,151	—	88,151
U.S. Treasury Securities	2,180,827	—	—	2,180,827
Asset-Backed Securities	—	479,776	—	479,776
U.S. Government Agency Obligations	—	135,317	—	135,317

Total Fixed Income Securities	2,180,827	5,968,555	—	8,149,382

Money Market Investments	201,500	—	—	201,500
Short-Term Investments*	1,222,843	—	—	1,222,843

Total Investments	$3,605,170	$5,968,555	$—	$9,573,725

Asset Derivatives
Futures Contracts
Interest Rate Risk	2,374	—	—	2,374

Total Investments	$3,607,544	$5,968,555	$—	$9,576,099

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(38,181)	$—	$—	$(38,181)

Total	$(38,181)	$—	$—	$(38,181)

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—124.6% of Net Assets
ASSET-BACKED SECURITIES—11.9%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$5,423,716	$5,013,257
AGL CLO, Ltd. (21-13A-B) 6.46% (3 mo. USD LIBOR + 1.650%)(1),(2)	10/20/34	16,585,000	16,211,937
Allegro CLO XII, Ltd. (20-1A-A1) 6.07% (3 mo. USD LIBOR + 1.250%)(1),(2)	01/21/32	10,000,000	9,931,900
AMSR 2020-SFR2 Trust (20-SFR2-E2) 4.28%(1)	07/17/37	7,713,000	7,191,620
Amsr Trust (20-SFR3-F) 3.55%(1)	09/17/37	2,682,000	2,465,906
Amsr Trust (20-SFR3-G) 4.99%(1)	09/17/37	11,402,000	10,761,387
Apidos CLO XXXVII (21-37A-B) 6.42% (3 mo. USD LIBOR + 1.600%)(1),(2)	10/22/34	17,000,000	16,547,800
Barings CLO, Ltd. (20-4A-A) 6.03% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/20/32	8,500,000	8,442,481
Carvana Auto Receivables Trust (21-N2-R) 0.00%(1),(3)	03/10/28	26,650	5,836,680
Carvana Auto Receivables Trust (21-N3-R) 0.00%(1),(3)	06/12/28	25,650	5,576,533
CIFC Funding, Ltd. (22-2A-INCB) 1.00%(1),(4)	04/19/35	3,300,000	2,726,097
Cologix Data Centers US Issuer LLC (21-1A-A2) 3.30%(1)	12/26/51	12,065,000	10,812,987
CoreVest American Finance Trust (20-1-XA) (I/O) 2.60%(1),(4)	03/15/50	35,865,896	2,528,122
CoreVest American Finance Trust (20-1-XB) (I/O) 2.07%(1),(4)	03/15/50	38,948,500	4,029,347
CoreVest American Finance Trust (20-4-XA) (I/O) 3.84%(1),(4)	12/15/52	50,949,598	4,545,219
CoreVest American Finance Trust (20-4-XB) (I/O) 2.79%(1),(4)	12/15/52	27,500,000	2,487,139
CoreVest American Finance Trust (21-1-XA) (I/O) 2.95%(1),(4)	04/15/53	72,116,537	5,806,218
Dryden CLO, Ltd. (20-83A-A) 6.01% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/18/32	8,000,000	7,939,968
EFS Volunteer No 2 LLC (12-1-A2) 5.86% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	2,877,729	2,853,529
FirstKey Homes Trust (21-SFR3-E1) 2.99%(1)	12/17/38	5,500,000	4,788,458
Flatiron RR CLO, LLC (21-2A-B) 6.39% (3 mo. USD LIBOR + 1.600%)(1),(2)	10/15/34	15,600,000	15,102,360
Flexential Issuer 2021-1 (21-1A-A2) 3.25%(1)	11/27/51	10,950,000	9,939,139
GCI Funding I LLC (21-1-A) 2.38%(1)	06/18/46	23,653,845	20,791,406
Global SC Finance II SRL (14-1A-A2) 3.09%(1)	07/17/29	2,436,530	2,351,573
GoldenTree Loan Management US CLO, Ltd. (19-4A-AR) 5.93% (3 mo. USD LIBOR + 1.110%)(1),(2)	04/24/31	9,000,000	8,943,273
Higher Education Funding I (14-1-A) 5.81% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	2,561	2,560
HOA Funding LLC (21-1A-A2) 4.72%(1)	08/20/51	12,121,563	9,738,989
HPS Loan Management, Ltd. (0A-16-A2RR) 6.46% (3 mo. USD LIBOR + 1.650%)(1),(2)	04/20/34	20,000,000	19,266,800
Lucali CLO, Ltd. (20-1A-A) 6.00% (3 mo. USD LIBOR + 1.210%)(1),(2)	01/15/33	8,000,000	7,948,480
Madison Park Funding XLVIII, Ltd. (21-48A-A) 5.95% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	13,100,000	13,019,016
Madison Park Funding XXXVIII, Ltd. (21-38A-B) 6.44% (3 mo. USD LIBOR + 1.650%)(1),(2)	07/17/34	10,000,000	9,705,000
Neuberger Berman Loan Advisers CLO, Ltd. (20-36A-A1R) 6.06% (3 mo. USD LIBOR + 1.250%)(1),(2)	04/20/33	9,750,000	9,671,162
OHA Credit Funding 3, Ltd. (19-3A-BR) 6.46% (3 mo. USD LIBOR + 1.650%)(1),(2)	07/02/35	13,000,000	12,746,669
OHA Credit Funding, Ltd. (21-9A-B) 6.50% (3 mo. USD LIBOR + 1.700%)(1),(2)	07/19/35	17,500,000	17,060,750
Park Avenue Institutional Advisers CLO, Ltd. (21-1A-A1A) 6.20% (3 mo. USD LIBOR + 1.390%)(1),(2)	01/20/34	11,000,000	10,929,270
Progress Residential Trust (19-SFR3-E) 3.37%(1)	09/17/36	8,681,000	8,266,448
Progress Residential Trust (20-SFR2-F) 6.15%(1)	06/17/37	9,332,000	9,112,825
Progress Residential Trust (20-SFR3-F) 2.80%(1)	10/17/27	3,299,000	2,968,527
Progress Residential Trust (21-SFR1-H) 5.00%(1)	04/17/38	4,890,000	4,252,628
Progress Residential Trust (21-SFR11-F) 4.42%(1)	01/17/39	2,874,000	2,374,128
Progress Residential Trust (21-SFR2-G) 4.25%(1)	04/19/38	8,369,000	7,407,404
Progress Residential Trust (21-SFR7-F) 3.83%(1)	08/17/40	7,500,000	6,359,082
Sixth Street CLO XVII, Ltd. (21-17A-A) 6.05% (3 mo. USD LIBOR + 1.240%)(1),(2)	01/20/34	8,000,000	7,951,560
SLM Student Loan Trust (08-8-B) 7.07% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,496,211

Total Asset-backed Securities (Cost: $387,772,807)			357,901,845

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.4%
Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O) 2.49%(4)	06/25/42	$78,039,937	$2,101,873
Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O) 2.04%(4)	11/25/42	77,991,835	2,436,379
Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O) 1.60%(4)	01/25/43	76,625,000	2,039,056
Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O) 1.50%(4)	04/25/43	126,630,757	3,647,485
Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O) 1.51%(4)	04/25/43	94,964,072	2,845,015

Total Commercial Mortgage-Backed Securities—Agency (Cost: $35,285,763)			13,069,808

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.8%
1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3) 5.28%(1)	08/10/35	9,834,081	9,529,148
Arbor Realty Commercial Real Estate Note, Ltd. (21-FL4-AS) 6.15% (1 mo. USD LIBOR + 1.700%)(1),(2)	11/15/36	11,800,000	11,634,153
BAMLL Commercial Mortgage Securities Trust (20-BOC-A) 2.63%(1)	01/15/32	14,275,000	12,549,281
BDS, Ltd. (20-FL5-A) 5.75% (SOFR + 1.264%)(1),(2)	02/16/37	7,162,791	7,124,613
BDS, Ltd. (20-FL6-C) 6.67% (SOFR30A + 2.364%)(1),(2)	09/15/35	10,870,676	10,885,711
Benchmark Mortgage Trust (19-B14-225C) 3.29%(1),(4)	12/15/62	8,734,000	6,625,872
Benchmark Mortgage Trust (19-B14-225D) 3.29%(1),(4)	12/15/62	20,303,000	15,056,004
BFLD Trust (20-OBRK-A) 6.64% (SOFR + 2.164%)(1),(2)	11/15/28	17,940,000	17,785,705
BPR Trust (21-WILL-A) 6.21% (1 mo. USD LIBOR + 1.750%)(1),(2)	06/15/38	4,762,581	4,635,432
BX Commercial Mortgage Trust (20-VIV4-A) 2.84%(1)	03/09/44	15,285,000	13,041,127
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	8,270,000	7,286,004
BX Trust (21-SDMF-J) 8.49% (1 mo. USD LIBOR + 4.033%)(1),(2)	09/15/34	13,000,000	12,303,591
CAMB Commercial Mortgage Trust (19-LIFE-D) 6.21% (1 mo. USD LIBOR + 1.750%)(1),(2)	12/15/37	14,425,000	14,126,107
Capital Funding Multifamily Mortgage Trust (22-PM01-A) 6.64% (SOFR + 2.310%)(1),(2)	02/27/25	10,000,000	9,926,900
Credit Suisse Mortgage Trust (21-BPNY-A) 8.17% (1 mo. USD LIBOR + 3.714%)(1),(2)	08/15/23	19,780,000	19,178,361
DBGS Mortgage Trust (18-BIOD-E) 6.16% (1 mo. USD LIBOR + 1.700%)(1),(2)	05/15/35	9,137,627	8,910,134
DBWF Mortgage Trust (16-85T-A) 3.79%(1)	12/10/36	6,385,000	5,882,678
European Loan Conduit Euro (36A-E) 5.15% (3 mo. EURIBOR + 3.350%)(1),(2)	02/17/30	9,197,227	9,241,337
Grace Trust (20-GRCE-A) 2.35%(1)	12/10/40	10,000,000	8,079,925
Houston Galleria Mall Trust (15-HGLR-D) 3.98%(1)	03/05/37	9,500,000	8,452,965
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(4)	12/10/41	5,750,000	5,044,365
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	6,865,000	6,153,509
Life Mortgage Trust (21-BMR-G) 7.41% (1 mo. USD LIBOR + 2.950%)(1),(2)	03/15/38	21,126,977	20,126,283
MFT Trust (20-ABC-D) 3.48%(1),(4)	02/10/42	1,973,000	1,262,339
Morgan Stanley Capital I Trust (18-MP-A) 4.28%(1),(4)	07/11/40	4,635,000	4,269,807
Morgan Stanley Capital I Trust (20-CNP-A) 2.43%(1),(4)	04/05/42	18,000,000	14,688,042
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	6,870,000	5,874,232
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A) 3.66%(1),(4)	01/05/43	20,935,000	15,179,296
SLG Office Trust (21-OVA-G) 2.85%(1)	07/15/41	16,460,000	10,643,480

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $337,178,718)			295,496,401

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—63.5%
Fannie Mae 1.55%	08/24/35	43,500,000	31,447,494
Fannie Mae, Pool #MA4152 2.00%	10/01/40	50,519,201	44,020,378
Fannie Mae , Pool #BM5979 3.50%	09/01/45	6,284,193	6,057,053
Fannie Mae , Pool #FM2342 3.50%	12/01/46	3,817,374	3,680,303
Fannie Mae (01-40-Z) 6.00%	08/25/31	58,910	60,015
Fannie Mae (03-117-TG) (PAC) 4.75%	08/25/33	97,312	96,844
Fannie Mae (04-52-SW) (I/O) (I/F) 2.59% (-1 x 1 mo. USD LIBOR + 7.100%)(2)	07/25/34	324,946	9,318
Fannie Mae (04-65-LT) 4.50%	08/25/24	122,027	120,713
Fannie Mae (04-68-LC) 5.00%	09/25/29	632,149	636,111
Fannie Mae (05-117-LC) (PAC) 5.50%	11/25/35	77,476	77,233

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (05-74-CP) (I/F) (PAC) 8.23% (-1 x 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	$54,691	$55,767
Fannie Mae (07-103-AI) (I/O) (I/F) 1.99% (-1 x 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	2,441,073	172,707
Fannie Mae (07-20-SI) (I/O) (I/F) 1.94% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	612,227	48,293
Fannie Mae (07-21-SE) (I/O) (I/F) 1.93% (-1 x 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	370,016	27,382
Fannie Mae (07-56-SG) (I/O) (I/F) 1.90% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	516,667	18,736
Fannie Mae (07-58-SV) (I/O) (I/F) 2.24% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	2,806,815	209,315
Fannie Mae (07-65-S) (I/O) (I/F) 2.09% (-1 x 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	304,163	19,936
Fannie Mae (07-88-FY) 4.97% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	331,236	327,968
Fannie Mae (07-B2-ZA) 5.50%	06/25/37	5,301,461	5,484,457
Fannie Mae (08-1-AI) (I/O) (I/F) 1.74% (-1 x 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	2,073,521	62,566
Fannie Mae (08-13-SB) (I/O) (I/F) 1.73% (-1 x 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	2,281,975	251,910
Fannie Mae (08-23-SB) (I/O) (I/F) 2.34% (-1 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	2,992,739	175,584
Fannie Mae (08-35-SD) (I/O) (I/F) 1.94% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	223,630	3,026
Fannie Mae (08-66-SG) (I/O) (I/F) 1.56% (-1 x 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	5,067,882	479,309
Fannie Mae (08-68-SA) (I/O) (I/F) 1.46% (-1 x 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	1,643,605	63,057
Fannie Mae (09-3-SH) (I/O) (I/F) 0.94% (-1 x 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	540,081	30,421
Fannie Mae (09-47-SV) (I/O) (I/F) 2.24% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	330,113	14,998
Fannie Mae (09-51-SA) (I/O) (I/F) 2.24% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	1,872,485	124,135
Fannie Mae (09-6-SD) (I/O) (I/F) 1.04% (-1 x 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	480,228	26,984
Fannie Mae (09-68-KB) 4.00%	09/25/24	467,978	463,084
Fannie Mae (09-71-LB) 4.00%	09/25/29	4,258,656	4,210,026
Fannie Mae (09-72-AC) 4.00%	09/25/29	5,558,755	5,489,727
Fannie Mae (09-72-JS) (I/O) (I/F) 2.74% (-1 x 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	338,811	43,667
Fannie Mae (10-136-CX) (PAC) 4.00%	08/25/39	2,197,355	2,182,322
Fannie Mae (11-111-DB) 4.00%	11/25/41	7,516,286	7,288,820
Fannie Mae (12-128-UY) (PAC) 2.50%	11/25/42	11,738,000	10,099,044
Fannie Mae (12-133-GC) (PAC) 2.50%	08/25/41	4,793,900	4,596,420
Fannie Mae (12-153-PC) (PAC) 2.00%	05/25/42	1,272,749	1,203,760
Fannie Mae (13-101-BO) (P/O) 0.00%(5)	10/25/43	3,201,337	2,509,582
Fannie Mae (13-101-CO) (P/O) 0.00%(5)	10/25/43	7,029,731	5,478,893
Fannie Mae (13-95-PN) (PAC) 3.00%	01/25/43	17,574,433	16,541,008
Fannie Mae (16-106-EF) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	01/25/47	11,485,425	11,372,325
Fannie Mae (16-63-AF) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	09/25/46	7,193,597	7,103,129
Fannie Mae (18-25-FA) 4.81% (1 mo. USD LIBOR + 0.300%)(2)	04/25/48	13,372,287	13,023,965
Fannie Mae (18-52-PZ) (PAC) 4.00%	07/25/48	1,772,251	1,723,269
Fannie Mae (18-55-PA) (PAC) 3.50%	01/25/47	2,155,948	2,101,602
Fannie Mae (19-57-LT) 2.50%	10/25/49	7,776,095	6,947,126
Fannie Mae (20-10-FA) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	6,375,379	6,321,556
Fannie Mae (20-12-FL) 4.96% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	15,772,964	15,510,451
Fannie Mae (93-202-SZ) (I/F) (PAC) 10.00% (-U.S. (Fed) Prime Rate + 44.286%)(2)	11/25/23	3,323	3,329
Fannie Mae (95-21-C) (P/O) 0.00%(5)	05/25/24	30,874	30,104
Fannie Mae, Pool #254634 5.50%	02/01/23	26	26
Fannie Mae, Pool #257536 5.00%	01/01/29	502,318	514,426
Fannie Mae, Pool #310033 6.00%	07/01/47	370,600	387,962
Fannie Mae, Pool #555424 5.50%	05/01/33	1,360,295	1,407,029
Fannie Mae, Pool #661856 3.87% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	20,277	20,002
Fannie Mae, Pool #671133 2.66% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	57,679	57,533
Fannie Mae, Pool #687847 2.18% (12 mo. USD LIBOR + 1.614%)(2)	02/01/33	9,912	9,727
Fannie Mae, Pool #692104 2.79% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	312,487	311,614
Fannie Mae, Pool #699866 2.60% (12 mo. USD LIBOR + 1.545%)(2)	04/01/33	127,232	127,278

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae, Pool #704454 3.08% (12 mo. USD LIBOR + 1.684%)(2)	05/01/33	$18,660	$18,528
Fannie Mae, Pool #728824 3.87% (12 mo. USD LIBOR + 1.621%)(2)	07/01/33	45,804	45,185
Fannie Mae, Pool #734384 5.50%	07/01/33	199,137	201,833
Fannie Mae, Pool #888593 7.00%	06/01/37	171,663	188,596
Fannie Mae, Pool #934103 5.00%	07/01/38	134,303	133,931
Fannie Mae, Pool #979563 5.00%	04/01/28	309,789	317,242
Fannie Mae, Pool #995040 5.00%	06/01/23	7,090	7,213
Fannie Mae, Pool #995425 6.00%	01/01/24	38,725	38,695
Fannie Mae, Pool #995573 6.00%	01/01/49	977,521	1,010,094
Fannie Mae, Pool #995953 6.00%	11/01/28	1,292,601	1,329,275
Fannie Mae, Pool #995954 6.00%	03/01/29	716,277	736,600
Fannie Mae, Pool #AA3303 5.50%	06/01/38	1,827,178	1,906,968
Fannie Mae, Pool #AB6210 3.00%	09/01/42	18,675,577	17,584,600
Fannie Mae, Pool #AE0588 6.00%	08/01/37	3,187,586	3,337,611
Fannie Mae, Pool #AL0851 6.00%	10/01/40	2,025,941	2,156,062
Fannie Mae, Pool #AL1594 6.00%	07/01/40	1,612,243	1,715,794
Fannie Mae, Pool #AL9106 4.50%	02/01/46	7,849,977	7,968,618
Fannie Mae, Pool #AS7241 3.50%	05/01/46	6,378,505	6,144,286
Fannie Mae, Pool #AS9454 4.00%	04/01/47	779,917	765,683
Fannie Mae, Pool #BN4316 4.00%	01/01/49	129,647	128,854
Fannie Mae, Pool #BN6264 4.00%	04/01/49	2,698,430	2,676,211
Fannie Mae, Pool #BQ6913 2.00%	12/01/51	21,627,420	18,258,901
Fannie Mae, Pool #BQ7056 2.00%	01/01/52	46,642,081	39,348,321
Fannie Mae, Pool #BU7102 2.50%	12/01/51	11,600,598	10,183,021
Fannie Mae, Pool #BV7761 2.50%	03/01/52	13,762,074	12,091,976
Fannie Mae, Pool #BV8459 3.00%	04/01/52	19,321,058	17,551,883
Fannie Mae, Pool #BV8463 2.50%	04/01/52	26,222,476	22,976,866
Fannie Mae, Pool #BV8464 3.00%	04/01/52	19,975,352	18,146,265
Fannie Mae, Pool #BV8515 3.00%	05/01/52	29,065,749	26,402,739
Fannie Mae, Pool #CA1540 4.00%	04/01/48	12,118,099	12,003,023
Fannie Mae, Pool #CA1710 4.50%	05/01/48	5,620,469	5,637,508
Fannie Mae, Pool #CA1711 4.50%	05/01/48	5,248,334	5,264,244
Fannie Mae, Pool #CA2208 4.50%	08/01/48	5,371,361	5,387,644
Fannie Mae, Pool #CB2852 2.00%	11/01/51	18,972,284	16,005,450
Fannie Mae, Pool #CB3151 2.00%	03/01/52	43,881,932	36,992,370
Fannie Mae, Pool #FM9515 2.50%	11/01/51	21,128,229	18,531,485
Fannie Mae, Pool #FS0139 2.50%	01/01/52	28,883,845	25,432,932
Fannie Mae, Pool #FS1598 2.00%	04/01/52	31,571,726	26,589,907
Fannie Mae, Pool #MA1561 3.00%	09/01/33	17,498,174	16,607,890
Fannie Mae, Pool #MA1584 3.50%	09/01/33	11,185,747	10,938,230
Fannie Mae, Pool #MA2995 4.00%	05/01/47	3,311,114	3,260,546
Fannie Mae, Pool #MA4579 3.00%	04/01/52	36,242,768	32,923,170
Freddie Mac (4896-DA) 3.00%	01/15/49	1,504,997	1,394,774
Freddie Mac (4648-FA) 4.96% (1 mo. USD LIBOR + 0.500%)(2)	01/15/47	6,530,460	6,455,355
Freddie Mac (4929-FB) 4.96% (1 mo. USD LIBOR + 0.450%)(2)	09/25/49	13,723,559	13,524,667
Freddie Mac (1829-ZB) 6.50%	03/15/26	7,998	8,028
Freddie Mac (2367-ZK) 6.00%	10/15/31	46,932	48,496
Freddie Mac (2514-PZ) (PAC) 5.50%	10/15/32	905,746	939,931
Freddie Mac (2571-PZ) (PAC) 5.50%	02/15/33	2,139,302	2,198,945
Freddie Mac (2642-AR) 4.50%	07/15/23	14,676	14,632
Freddie Mac (2647-OV) (P/O) 0.00%(5)	07/15/33	481,888	367,805
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	621,750	621,227
Freddie Mac (2666-BD) 4.50%	08/15/23	42,858	42,720
Freddie Mac (2700-B) 4.50%	11/15/23	68,206	67,879
Freddie Mac (277-30) 3.00%	09/15/42	9,475,332	8,907,799
Freddie Mac (2903-PO) (P/O) 0.00%(5)	11/15/23	18,041	17,820
Freddie Mac (3045-HZ) 4.50%	10/15/35	624,799	600,386
Freddie Mac (3063-YG) (PAC) 5.50%	11/15/35	9,417,079	9,788,728
Freddie Mac (3114-KZ) 5.00%	02/15/36	7,103,048	7,268,316
Freddie Mac (3146-GE) 5.50%	04/15/26	1,052,050	1,050,946
Freddie Mac (3149-OD) (P/O) (PAC) 0.00%(5)	05/15/36	2,437,821	2,008,446
Freddie Mac (3315-S) (I/O) (I/F) 1.95% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	375,697	30,812
Freddie Mac (3376-SX) (I/O) (I/F) 1.58% (-1 x 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	1,436,817	88,480

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac (3410-IS) (I/O) (I/F) 1.81% (-1 x 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	$1,896,715	$121,288
Freddie Mac (3424-BI) (I/O) (I/F) 2.34% (-1 x 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	2,430,992	299,583
Freddie Mac (3519-SH) (I/O) (I/F) 1.04% (-1 x 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	145,768	11,556
Freddie Mac (3531-SC) (I/O) (I/F) 1.84% (-1 x 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	2,944,440	71,812
Freddie Mac (3541-SA) (I/O) (I/F) 2.29% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,055,953	116,451
Freddie Mac (3550-GS) (I/O) (I/F) 2.29% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	2,832,729	328,973
Freddie Mac (3551-VZ) 5.50%	12/15/32	1,080,101	1,115,296
Freddie Mac (3557-KB) 4.50%	07/15/29	1,896,201	1,888,729
Freddie Mac (3557-NB) 4.50%	07/15/29	4,372,925	4,384,697
Freddie Mac (3558-KB) 4.00%	08/15/29	1,992,593	1,971,821
Freddie Mac (3565-XB) 4.00%	08/15/24	946,410	936,953
Freddie Mac (3575-D) 4.50%	03/15/37	260,181	260,632
Freddie Mac (3788-SB) (I/O) (I/F) 2.02% (-1 x 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	3,943,749	501,010
Freddie Mac (3885-PO) (P/O) (PAC) 0.00%(5)	11/15/33	873,201	736,977
Freddie Mac (3930-KE) (PAC) 4.00%	09/15/41	10,470,000	10,311,638
Freddie Mac (4030-HS) (I/O) (I/F) 2.15% (-1 x 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	1,480,394	162,253
Freddie Mac (4604-PB) (PAC) 3.00%	01/15/46	2,201,517	2,054,725
Freddie Mac (4846-PA) 4.00%	06/15/47	684,518	674,958
Freddie Mac (5210-LB) 3.00%	08/25/50	16,601,979	13,597,410
Freddie Mac (R002-ZA) 5.50%	06/15/35	2,058,876	2,141,015
Freddie Mac, Pool #A91162 5.00%	02/01/40	10,140,139	10,511,132
Freddie Mac, Pool #A92195 5.00%	05/01/40	2,470,000	2,551,221
Freddie Mac, Pool #G01959 5.00%	12/01/35	51,261	52,783
Freddie Mac, Pool #G06173 4.00%	11/01/40	12,184,068	12,243,757
Freddie Mac, Pool #G07556 4.00%	11/01/43	3,721,119	3,739,364
Freddie Mac, Pool #G07786 4.00%	08/01/44	12,327,107	12,315,475
Freddie Mac, Pool #G07848 3.50%	04/01/44	32,615,841	31,758,559
Freddie Mac, Pool #G08710 3.00%	06/01/46	1,008,935	938,888
Freddie Mac, Pool #G08833 5.00%	07/01/48	2,449,067	2,505,065
Freddie Mac, Pool #G08840 5.00%	08/01/48	397,167	405,661
Freddie Mac, Pool #G08843 4.50%	10/01/48	3,417,556	3,431,272
Freddie Mac, Pool #G08848 4.50%	11/01/48	1,624,015	1,637,794
Freddie Mac, Pool #G08849 5.00%	11/01/48	3,019,028	3,081,258
Freddie Mac, Pool #G13390 6.00%	01/01/24	2,957	2,949
Freddie Mac, Pool #G16085 2.50%	02/01/32	3,080,619	2,932,727
Freddie Mac, Pool #G16598 2.50%	12/01/31	2,752,822	2,618,257
Freddie Mac, Pool #G30450 6.00%	01/01/29	512,293	527,266
Freddie Mac, Pool #G30452 6.00%	10/01/28	496,466	510,976
Freddie Mac, Pool #G30454 5.00%	05/01/29	533,006	546,378
Freddie Mac, Pool #G60238 3.50%	10/01/45	3,435,430	3,304,673
Freddie Mac, Pool #G60440 3.50%	03/01/46	24,516,510	23,568,454
Freddie Mac, Pool #G67707 3.50%	01/01/48	13,452,370	12,976,393
Freddie Mac, Pool #G67709 3.50%	03/01/48	19,777,496	19,037,542
Freddie Mac, Pool #G67717 4.00%	11/01/48	28,315,630	28,094,240
Freddie Mac, Pool #N70081 5.50%	07/01/38	1,604,601	1,603,714
Freddie Mac, Pool #P51350 5.00%	03/01/36	1,402,196	1,433,031
Freddie Mac, Pool #QE0312 2.00%	04/01/52	12,034,994	10,135,932
Freddie Mac, Pool #SD7513 3.50%	04/01/50	14,853,272	14,254,246
Freddie Mac, Pool #SD8194 2.50%	02/01/52	18,971,551	16,637,846
Freddie Mac, Pool #SD8199 2.00%	03/01/52	7,692,450	6,478,619
Freddie Mac, Pool #ZT1491 3.50%	11/01/48	8,151,471	7,819,033
Ginnie Mae (11-70-BO) (P/O) 0.00%(5)	05/20/41	3,739,706	2,921,394
Ginnie Mae (15-42-ZB) 3.00%	03/20/45	20,175,020	18,230,172
Ginnie Mae (15-43-DM) 2.50%	03/20/45	18,748,740	17,051,806
Ginnie Mae (15-44-Z) 3.00%	03/20/45	13,652,615	12,010,862
Ginnie Mae II, Pool #80963 2.63% (U.S. 1-year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	62,994	61,524
Ginnie Mae II, Pool #MA2374 5.00%	11/20/44	203,221	209,874
Ginnie Mae II, Pool #MA2828 4.50%	05/20/45	146,838	150,631
Ginnie Mae II, Pool #MA3456 4.50%	02/20/46	769,102	788,924
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	19,158,708	18,487,179

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Ginnie Mae II, Pool #MA3662 3.00%	05/20/46	$5,656,014	$5,292,218
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	9,179,139	8,851,666
Ginnie Mae II, Pool #MA3665 4.50%	05/20/46	1,257,519	1,277,724
Ginnie Mae II, Pool #MA3735 3.00%	06/20/46	71,639	67,007
Ginnie Mae II, Pool #MA3739 5.00%	06/20/46	2,565,328	2,651,786
Ginnie Mae II, Pool #MA3876 4.50%	08/20/46	79,066	80,337
Ginnie Mae II, Pool #MA3877 5.00%	08/20/46	1,077,171	1,107,742
Ginnie Mae II, Pool #MA4006 4.50%	10/20/46	36,426	37,011
Ginnie Mae II, Pool #MA4007 5.00%	10/20/46	2,227,147	2,302,252
Ginnie Mae II, Pool #MA4071 4.50%	11/20/46	158,092	162,834
Ginnie Mae II, Pool #MA4129 4.50%	12/20/46	56,769	58,014
Ginnie Mae II, Pool #MA4199 5.00%	01/20/47	2,264,380	2,340,555
Ginnie Mae II, Pool #MA4264 4.50%	02/20/47	5,678,475	5,779,892
Ginnie Mae II, Pool #MA4265 5.00%	02/20/47	1,878,324	1,941,510
Ginnie Mae II, Pool #MA4324 5.00%	03/20/47	2,145,768	2,224,406
Ginnie Mae II, Pool #MA4385 5.00%	04/20/47	431,760	445,761
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	339,171	349,105
Ginnie Mae II, Pool #MA4513 5.00%	06/20/47	1,254,588	1,284,124
Ginnie Mae II, Pool #MA4781 5.00%	10/20/47	1,352,901	1,394,658
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	7,411,199	6,911,349
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	7,070,797	6,978,555
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	5,294,039	5,086,971
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	485,603	479,268
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	452,734	454,915
Ginnie Mae II, Pool #MA6080 3.00%	08/20/49	194,799	176,243
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	2,913,347	2,627,634
Ginnie Mae II TBA, 30-Year
2.50%(6)	01/01/52	94,750,000	84,606,090
2.50%(6)	01/01/52	16,075,000	14,348,879
4.50%(6)	08/01/52	15,675,000	15,566,889
Uniform Mortgage-Backed Securities TBA, 30-Year
2.00%(6)	01/01/52	101,600,000	85,439,250
3.50%(6)	05/01/52	18,000,000	16,898,990
4.50%(6)	08/01/52	53,500,000	52,850,668
4.50%(6)	08/01/52	65,975,000	65,158,437
2.00%(6)	01/01/52	24,275,000	20,428,930
2.50%(6)	01/01/52	151,850,000	133,032,428
2.50%(6)	01/01/52	4,275,000	3,747,688
3.00%(6)	03/01/52	43,675,000	39,722,071
4.00%(6)	07/01/52	94,100,000	90,846,930
5.00%(6)	08/01/52	164,025,000	164,704,170
5.00%(6)	08/01/52	14,925,000	14,974,689

Total Residential Mortgage-Backed Securities—Agency (Cost: $1,962,268,876)			1,917,217,555

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—35.5%
ACE Securities Corp. (07-ASP1-A2C) 5.03% (1 mo. USD LIBOR + 0.520%)(2)	03/25/37	10,951,032	5,341,622
ACE Securities Corp. (07-ASP1-A2D) 5.27% (1 mo. USD LIBOR + 0.760%)(2)	03/25/37	5,886,063	2,882,045
ACE Securities Corp. (07-HE1-A1) 4.81% (1 mo. USD LIBOR + 0.300%)(2)	01/25/37	27,350,860	14,665,206
Argent Securities Trust (06-M1-A2C) 4.81% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	46,234,226	12,760,799
Argent Securities Trust (06-W4-A2C) 4.83% (1 mo. USD LIBOR + 0.320%)(2)	05/25/36	17,160,953	4,373,369
Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2) 5.20% (1 mo. USD LIBOR + 0.690%)(2)	11/25/35	29,183,398	23,906,596
Asset-Backed Funding Certificates (07-WMC1-A2A) 5.26% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	9,588,938	7,637,027
Banc of America Funding Corp. (04-B-3A1) 3.43%(4),(7)	12/20/34	146,218	118,987
Banc of America Funding Corp. (06-D-2A1) 3.50%(4),(7)	05/20/36	47,448	41,154
Banc of America Funding Corp. (06-D-3A1) 3.48%(4),(7)	05/20/36	1,389,206	1,202,125
Banc of America Funding Corp. (15-R8-1A1) 2.89%(1),(4)	11/26/46	102,178	101,739
Banc of America Funding Trust (06-3-4A14) 6.00%	03/25/36	263,108	212,627
Banc of America Funding Trust (06-3-5A3) 5.50%(7)	03/25/36	1,209,387	1,045,701
Bear Stearns Alt-A Trust (05-2-2A4) 3.37%(4)	04/25/35	1,307	1,179
Bear Stearns Alt-A Trust (05-4-23A1) 3.25%(4)	05/25/35	2,174,535	2,037,517
Bear Stearns Alt-A Trust (06-4-32A1) 3.53%(4)	07/25/36	316,658	166,103
Bear Stearns ARM Trust (04-12-1A1) 4.04%(4)	02/25/35	212,259	198,590
Bear Stearns ARM Trust (05-10-A3) 3.88%(4)	10/25/35	1,407,616	1,329,544
Bear Stearns ARM Trust (06-2-2A1) 3.33%(4),(7)	07/25/36	725,287	631,967
Bear Stearns ARM Trust (07-1-1A1) 3.19%(4)	02/25/47	7,622,261	6,664,452
Bear Stearns ARM Trust (07-1-2A1) 4.33%(4),(7)	02/25/47	111,899	97,871
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3) 5.50%(4)	09/25/35	904,565	812,574
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4) 5.40%(4)	09/25/35	1,934,115	1,731,822
Bear Stearns Mortgage Funding Trust (06-AR1-2A1) 4.95% (1 mo. USD LIBOR + 0.440%)(2)	08/25/36	8,947,120	7,823,681

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Bear Stearns Mortgage Funding Trust (06-AR3-1A1) 4.69% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	$280,357	$235,125
C-BASS Mortgage Loan Trust (07-CB2-A2B) 3.55%	02/25/37	2,386,460	1,492,928
C-BASS Mortgage Loan Trust (07-CB2-A2C) 3.55%	02/25/37	8,208,962	5,304,582
Chase Mortgage Finance Corp. (06-A1-2A1) 4.00%(4)	09/25/36	353,832	306,454
Chase Mortgage Finance Corp. (07-A1-8A1) 4.12%(4)	02/25/37	1,242,638	1,190,451
Chaseflex Trust (05-1-1A5) 6.50%	02/25/35	2,155,656	1,845,750
CIM Trust (19-R3-A) 2.63%(1),(4)	06/25/58	11,508,924	10,569,453
CIM Trust (20-R1-A1) 2.85%(1),(4)	10/27/59	20,278,925	17,808,315
CIM Trust (20-R3-A1A) 4.00%(1),(4)	01/26/60	14,693,335	13,975,263
CIM Trust (20-R6-A1A) 2.25%(1),(4)	12/25/60	12,147,127	10,521,291
CIM Trust (20-R7-A1A) 2.25%(1),(4)	12/27/61	19,707,565	17,488,753
CIM Trust (21-NR2-A1) 2.57%(1)	07/25/59	15,594,007	14,954,359
CIM Trust (21-NR3-A1) 2.57%(1)	06/25/57	8,229,342	7,773,252
CIM Trust (21-R3-A1A) 1.95%(1),(4)	06/25/57	21,353,566	19,077,997
CIM Trust (23-NR1-A1) 6.00%(1)	06/25/62	16,770,000	16,020,381
CIM Trust (23-R1-A1A) 5.40%(1),(4)	04/25/62	14,620,000	14,163,856
CIM Trust (23-R1-A1B) 5.40%(1),(4)	04/25/62	13,400,000	10,724,020
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A) 3.44%(4),(7)	07/25/36	1,628,833	1,193,410
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1) 6.50%(1),(4),(7)	10/25/36	2,246,771	1,254,005
CitiMortgage Alternative Loan Trust (07-A5-1A6) 6.00%(7)	05/25/37	8,516,548	7,822,351
Connecticut Avenue Securities Trust (19-R01-2B1) 8.86% (1 mo. USD LIBOR + 4.350%)(1),(2)	07/25/31	4,000,000	4,156,644
Connecticut Avenue Securities Trust (19-R02-1B1) 8.66% (1 mo. USD LIBOR + 4.150%)(1),(2)	08/25/31	2,000,000	2,006,436
Connecticut Avenue Securities Trust (19-R06-2B1) 8.26% (1 mo. USD LIBOR + 3.750%)(1),(2)	09/25/39	9,175,000	9,182,703
Connecticut Avenue Securities Trust (21-R01-1B2) 10.31% (SOFR30A + 6.000%)(1),(2)	10/25/41	10,500,000	9,810,944
Connecticut Avenue Securities Trust (21-R03-1M2) 5.96% (SOFR30A + 1.650%)(1),(2)	12/25/41	14,450,000	13,899,519
Connecticut Avenue Securities Trust 2022-R01 (22-R01-1B1) 7.46% (SOFR30A + 3.150%)(1),(2)	12/25/41	4,305,000	4,099,476
Conseco Finance Securitizations Corp. (00-4-A5) 7.97%	05/01/32	45,277,023	9,621,938
Conseco Financial Corp. (99-2-A7) 6.44%	12/01/30	1,173,123	1,189,268
Countrywide Alternative Loan Trust (05-84-1A1) 3.39%(4)	02/25/36	88,853	80,742
Countrywide Alternative Loan Trust (05-J1-2A1) 5.50%	02/25/25	117,425	115,358
Countrywide Alternative Loan Trust (07-19-1A34) 6.00%	08/25/37	11,298,233	5,949,334
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3) 5.50%	08/25/34	2,746,708	2,595,650
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1) 5.11% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	5,961,604	4,960,715
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1) 3.71%(4)	09/20/35	10,904	9,150
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1) 3.97%(4)	09/25/47	3,516	2,606
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1) 3.59%(4)	03/25/37	30,548	23,523
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	13,574	12,627
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1) 6.50%(7)	12/25/35	1,501,914	810,703
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1) 6.50%	01/25/36	6,020,968	1,563,069
Credit Suisse Mortgage Trust (21-RP11-PT) 3.78%(1),(4),(7)	10/25/61	13,653,131	10,500,893
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4) 4.83% (1 mo. USD LIBOR + 0.320%)(2)	10/25/36	17,329,502	11,614,340
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4) 4.97% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	11,971,521	5,759,907
CSMC Mortgage-Backed Trust (06-8-3A1) 6.00%	10/25/21	756,851	379,544
CSMC Mortgage-Backed Trust (06-9-5A1) 5.50%	11/25/36	301,912	247,266
CSMC Mortgage-Backed Trust (07-2-3A4) 5.50%	03/25/37	4,168,827	2,377,392
CSMC Mortgage-Backed Trust (22-RPL1-PT) 4.40%(1),(4),(7)	04/25/61	13,398,048	12,295,129
CSMCM Trust Certificates (21-RP11-CERT) 3.78%(1)	10/27/61	577,769	449,236
CSMCM Trust Certificates (22-RPL1-CERT) 4.23%(1)	04/25/61	565,858	512,248
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	02/25/35	3,485,239	3,303,031
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6) 4.89% (1 mo. USD LIBOR + 0.380%)(2)	02/25/37	168,247	144,979
DSLA Mortgage Loan Trust (05-AR6-2A1A) 5.05% (1 mo. USD LIBOR + 0.580%)(2)	10/19/45	1,677,568	1,444,958

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
DSLA Mortgage Loan Trust (06-AR2-2A1A) 4.67% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	$19,725,996	$13,687,077
DSLA Mortgage Loan Trust (07-AR1-2A1A) 4.61% (1 mo. USD LIBOR + 0.140%)(2)	03/19/37	4,227,168	3,384,778
Fieldstone Mortgage Investment Corp. (07-1-2A2) 4.93% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	2,673,545	1,907,058
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C) 4.67% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	10,009,563	8,973,229
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C) 4.65% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	3,234,163	1,736,561
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D) 4.73% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	15,829,918	8,545,637
First Franklin Mortgage Loan Trust (06-FF12-A1) 4.61% (1 mo. USD LIBOR + 0.105%)(2)	09/25/36	5,563,048	5,008,696
First Franklin Mortgage Loan Trust (06-FF9-2A4) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	06/25/36	9,068,000	8,043,354
First Franklin Mortgage Loan Trust (07-FF2-A1) 4.65% (1 mo. USD LIBOR + 0.140%)(2)	03/25/37	33,570,006	18,322,170
First Franklin Mortgage Loan Trust (07-FF2-A2C) 4.66% (1 mo. USD LIBOR + 0.150%)(2)	03/25/37	36,382,414	18,390,026
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1) 4.19%(4),(7)	05/25/35	1,223,539	1,109,479
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1) 3.86%(4),(7)	09/25/35	1,471,369	1,320,943
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1) 3.92%(4),(7)	09/25/35	870,346	755,481
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1) 4.18%(4),(7)	01/25/37	4,466,349	3,352,726
Freddie Mac (21-DNA7-B1) 7.96% (SOFR30A + 3.650%)(1),(2)	11/25/41	14,650,000	13,974,268
Freddie Mac (21-HQA2-B1) 7.46% (SOFR30A + 3.150%)(1),(2)	12/25/33	6,000,000	5,169,822
Freddie Mac (22-DNA1-M2) 6.81% (SOFR30A + 2.500%)(1),(2)	01/25/42	13,850,000	12,943,556
Fremont Home Loan Trust (05-E-2A4) 5.17% (1 mo. USD LIBOR + 0.660%)(2)	01/25/36	9,082,574	8,473,010
GMACM Mortgage Loan Trust (05-AR5-2A1) 4.15%(4)	09/19/35	1,703,431	1,211,243
GreenPoint Mortgage Funding Trust (05-AR3-1A1) 4.99% (1 mo. USD LIBOR + 0.480%)(2)	08/25/45	217,313	166,978
GreenPoint Mortgage Funding Trust (06-AR5-A2A2) 4.81% (1 mo. USD LIBOR + 0.150%)(2),(8)	10/25/46	29	—
GS Mortgage-Backed Securities Trust (22-PJ6-A3) 2.50%(1),(4)	01/25/53	5,929,543	4,947,462
GSAA Home Equity Trust (05-7-AF5) 5.11%	05/25/35	73,531	70,204
GSR Mortgage Loan Trust (04-9-3A1) 3.50%(4)	08/25/34	1,154,784	1,057,427
GSR Mortgage Loan Trust (06-OA1-2A2) 5.03% (1 mo. USD LIBOR + 0.520%)(2)	08/25/46	42,649,434	11,971,347
GSR Mortgage Loan Trust (07-3F-3A7) 6.00%(7)	05/25/37	4,649,925	3,380,929
GSR Mortgage Loan Trust (07-AR2-2A1) 3.95%(4)	05/25/37	1,554,947	956,626
GSR Mortgage Loan Trust (07-AR2-5A1A) 4.31%(4)	05/25/37	606,181	526,637
HarborView Mortgage Loan Trust (06-1-1A1A) 4.99% (1 mo. USD LIBOR + 0.520%)(2)	03/19/36	22,443,558	14,682,479
HarborView Mortgage Loan Trust (07-3-1A1A) 4.87% (1 mo. USD LIBOR + 0.200%)(2)	05/19/47	9,478,525	7,954,739
HSI Asset Loan Obligation Trust (07-2-2A12) 6.00%	09/25/37	565,966	444,251
HSI Asset Securitization Corp. (06-HE2-1A) 4.77% (1 mo. USD LIBOR + 0.260%)(2)	12/25/36	35,608,592	15,171,988
HSI Asset Securitization Corp. (06-WMC1-A3) 4.81% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	24,335,704	10,923,037
Impac CMB Trust (05-1-1A1) 5.03% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	422,892	389,358
Impac CMB Trust (05-5-A2) 4.95% (1 mo. USD LIBOR + 0.220%)(2)	08/25/35	2,161,299	1,940,042
Impac Secured Assets Trust (06-3-A1) 4.85% (1 mo. USD LIBOR + 0.340%)(2)	11/25/36	3,732,828	3,300,699
IndyMac Index Mortgage Loan Trust (04-AR4-2A) 4.00%(4)	08/25/34	2,393,308	2,265,444
IndyMac Index Mortgage Loan Trust (04-AR9-4A) 4.19%(4)	11/25/34	239,192	222,418
IndyMac Index Mortgage Loan Trust (05-AR17-3A1) 3.53%(4)	09/25/35	2,513,463	1,744,995
IndyMac Index Mortgage Loan Trust (05-AR23-2A1) 3.53%(4)	11/25/35	1,629,526	1,347,543
IndyMac Index Mortgage Loan Trust (05-AR23-6A1) 3.20%(4)	11/25/35	2,455,583	2,070,258
IndyMac Index Mortgage Loan Trust (05-AR25-2A1) 3.35%(4)	12/25/35	1,251,332	1,116,266
IndyMac Index Mortgage Loan Trust (05-AR7-2A1) 2.72%(4)	06/25/35	776,604	615,514
IndyMac Index Mortgage Loan Trust (06-AR39-A1) 4.87% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	4,324,478	3,658,339
IndyMac Index Mortgage Loan Trust (07-AR11-1A1) 2.90%(4)	06/25/37	11,536	9,935
IndyMac Index Mortgage Loan Trust (07-AR5-2A1) 3.02%(4)	05/25/37	8,416,832	7,027,509
IndyMac Index Mortgage Loan Trust (07-AR7-1A1) 3.14%(4)	11/25/37	1,553,246	1,256,271
IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A) 4.91% (1 mo. USD LIBOR + 0.400%)(2)	06/25/46	7,337,932	6,713,092
JPMorgan Alternative Loan Trust (06-A2-5A1) 3.46%(4),(7)	05/25/36	3,163,530	1,885,294

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
JPMorgan Alternative Loan Trust (06-A4-A8) 3.51%(4),(7)	09/25/36	$238,327	$252,630
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4) 5.76%	10/25/36	3,903,144	2,445,602
JPMorgan Mortgage Acquisition Trust (06-WMC4-A3) 4.63% (1 mo. USD LIBOR + 0.120%)(2)	12/25/36	26,040,504	13,753,236
JPMorgan Mortgage Trust (05-A6-7A1) 3.96%(4)	08/25/35	111,847	92,841
JPMorgan Mortgage Trust (06-A2-5A3) 4.18%(4)	11/25/33	465,136	450,558
JPMorgan Mortgage Trust (06-A4-1A4) 3.50%(4)	06/25/36	202,346	153,504
JPMorgan Mortgage Trust (06-A7-2A4R) 3.85%(4)	01/25/37	8,172	6,337
Lehman Mortgage Trust (06-4-4A1) 6.00%	08/25/21	521,081	382,608
Lehman XS Trust (06-10N-1A3A) 4.93% (1 mo. USD LIBOR + 0.420%)(2)	07/25/46	6,611,191	6,028,535
Lehman XS Trust (06-12N-A31A) 4.91% (1 mo. USD LIBOR + 0.400%)(2)	08/25/46	2,014,095	1,936,796
Lehman XS Trust (06-9-A1B) 4.83% (1 mo. USD LIBOR + 0.320%)(2),(8)	05/25/46	312	—
Lehman XS Trust (06-GP2-3A1) 4.91% (1 mo. USD LIBOR + 0.400%)(2)	06/25/46	10,470,376	9,283,848
Lehman XS Trust (06-GP4-3A5) 4.96% (1 mo. USD LIBOR + 0.450%)(2)	08/25/46	7,227,287	6,908,834
LHOME Mortgage Trust (21-RTL3-A1) 2.36% (1)	09/25/26	21,225,000	20,133,492
MASTR Alternative Loans Trust (05-4-1A1) 6.50%	05/25/35	4,177,773	3,548,589
MASTR Alternative Loans Trust (06-2-2A1) 4.91% (1 mo. USD LIBOR + 0.400%)(2),(7),(8)	03/25/36	65,546	7,399
MASTR Asset Securitization Trust (06-3-2A1) 4.96% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	28,197	4,505
MASTR Asset-Backed Securities Trust (06-AB1-A4) 6.22%	02/25/36	214,757	176,638
MASTR Asset-Backed Securities Trust (06-HE5-A3) 4.83% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	14,398,389	8,634,913
MASTR Seasoned Securitization Trust (04-1-4A1) 4.22%(4)	10/25/32	3,474	3,348
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C) 4.97% (1 mo. USD LIBOR + 0.460%)(2)	01/25/37	1,520,528	491,779
Merrill Lynch Alternative Note Asset Trust (07-A1-A3) 4.83% (1 mo. USD LIBOR + 0.320%)(2)	01/25/37	782,159	262,846
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B) 4.85% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	34,861,550	13,932,223
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C) 5.01% (1 mo. USD LIBOR + 0.500%)(2)	04/25/37	19,454,407	7,858,952
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D) 5.19% (1 mo. USD LIBOR + 0.680%)(2)	04/25/37	4,967,170	2,030,225
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C) 4.99% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	4,352,955	3,418,644
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B) 4.77% (1 mo. USD LIBOR + 0.130%)(2)	06/25/37	1,848,816	1,660,522
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3) 4.67% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	24,808,304	21,835,335
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1) 7.11% (U.S. 1-year Treasury Constant Maturity Rate + 2.400%)(2),(7)	08/25/36	550,549	484,866
Mid-State Trust (05-1-A) 5.75%	01/15/40	1,262,760	1,246,664
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2) 5.47% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	400,447	390,040
Morgan Stanley Home Equity Loan Trust (06-2-A4) 5.07% (1 mo. USD LIBOR + 0.560%)(2)	02/25/36	616,599	605,952
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6) 6.26%	01/25/47	2,131,692	685,644
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1) 4.75% (1 mo. USD LIBOR + 0.240%)(2)	04/25/37	2,709,279	813,045
MortgageIT Trust (05-4-A1) 5.07% (1 mo. USD LIBOR + 0.560%)(2)	10/25/35	594,446	577,516
New Century Home Equity Loan Trust (06-1-A2B) 4.87% (1 mo. USD LIBOR + 0.360%)(2)	05/25/36	11,880,666	11,605,638
Oakwood Mortgage Investors, Inc. (02-A-A4) 6.97%(4)	03/15/32	224,539	222,816
Oakwood Mortgage Investors, Inc. (99-E-A1) 7.61%(4)	03/15/30	5,885,957	3,801,266
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C) 4.83% (1 mo. USD LIBOR + 0.320%)(2)	09/25/37	15,220,544	7,568,091
PRET LLC (21-RN3-A1) 1.84%(1)	09/25/51	8,043,391	7,365,053
PRET LLC (22-RN1-A1) 3.72%(1)	07/25/51	17,393,187	16,431,307
Pretium Mortgage Credit Partners LLC (22-RN3-A2) 6.50%(1),(4)	08/25/52	17,115,000	15,671,228
PRPM LLC (21-10-A1) 2.49%(1)	10/25/26	14,746,469	13,980,242
PRPM LLC (21-9-A1) 2.36%(1)	10/25/26	7,904,881	7,455,850
PRPM LLC (22-1-A1) 3.72%(1)	02/25/27	13,400,850	12,698,244
PRPM LLC (22-2-A1) 5.00%(1)	03/25/27	12,872,844	12,333,675

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
PRPM LLC (22-3-A1) 5.56%(1)	06/25/27	$16,810,370	$16,367,741
RAAC Series Trust (05-SP1-4A1) 7.00%	09/25/34	1,096,781	880,494
RALI Trust (05-QA13-2A1) 4.58%(4),(7)	12/25/35	394,551	317,468
RALI Trust (05-QA7-A21) 3.92%(4),(7)	07/25/35	1,034,300	965,723
Residential Accredit Loans, Inc. (05-QA8-CB21) 4.38%(4),(7)	07/25/35	2,784,145	1,596,737
Residential Accredit Loans, Inc. (06-QA1-A21) 4.84%(4),(7)	01/25/36	9,378	7,352
Residential Accredit Loans, Inc. (06-QA10-A2) 4.87% (1 mo. USD LIBOR + 0.360%)(2)	12/25/36	7,395,644	5,960,483
Residential Accredit Loans, Inc. (06-QA2-1A1) 4.76% (1 mo. USD LIBOR + 0.250%)(2),(7)	02/25/36	11,948	7,822
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O) 0.57%(4),(8)	08/25/36	19,344,351	360,083
Residential Accredit Loans, Inc. (06-QS5-A5) 6.00%(7)	05/25/36	2,245,094	1,817,593
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O) 0.77%(4),(8)	06/25/36	26,000,897	561,690
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O) 0.71%(4),(8)	06/25/36	5,280,860	88,613
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O) 0.17%(4),(8)	01/25/37	1,372,737	7,739
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O) 0.33%(4),(8)	01/25/37	9,605,742	104,643
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O) 0.36%(4),(8)	02/25/37	42,865,788	496,875
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O) 0.36%(4),(8)	03/25/37	5,017,238	57,268
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O) 0.29%(4),(8)	03/25/37	6,335,836	55,805
Residential Accredit Loans, Inc. (07-QS6-A45) 5.75%(7)	04/25/37	1,432,261	1,157,380
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O) 0.42%(4),(8)	06/25/37	10,220,333	155,162
Residential Asset Securitization Trust (07-A3-1A4) 5.75%	04/25/37	2,301,148	1,237,199
Residential Funding Mortgage Securities I (05-SA5-2A) 4.30%(4),(7)	11/25/35	8,432	7,154
Residential Funding Mortgage Securities I (06-S9-A3) (PAC) 5.75%(7)	09/25/36	308,835	244,566
Residential Funding Mortgage Securities I (07-S2-A9) 6.00%(7)	02/25/37	3,030,629	2,428,806
Residential Funding Mortgage Securities I (07-SA2-2A2) 3.89%(4),(7)	04/25/37	8,894	6,625
Roc Mortgage Trust (21-RTL1-A1) 2.49%(1),(4)	08/25/26	16,300,000	15,381,875
Saxon Asset Securities Trust (06-3-A3) 4.85% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	3,403,629	3,319,053
Saxon Asset Securities Trust (07-2-A2C) 4.75% (1 mo. USD LIBOR + 0.240%)(2)	05/25/47	10,671,994	8,057,487
Saxon Asset Securities Trust (07-2-A2D) 4.81% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	12,414,107	9,375,654
Securitized Asset Backed Receivables LLC Trust (06-WM4-A1) 4.89% (1 mo. USD LIBOR + 0.380%)(1),(2)	11/25/36	27,230,984	13,476,994
Securitized Asset Backed Receivables LLC Trust (07-BR2-A1) 4.69% (1 mo. USD LIBOR + 0.180%)(1),(2)	02/25/37	20,345,308	17,317,609
Securitized Asset-Backed Receivables LLC Trust (06-CB1-AF2) 2.89%	01/25/36	2,820,547	2,258,000
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C) 4.85% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	7,685,827	3,551,857
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2) 4.74% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	26,320,441	12,288,500
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B) 4.65% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	12,273,586	10,381,896
Sequoia Mortgage Trust (03-8-A1) 5.13% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	354,709	337,082
SG Mortgage Securities Trust (07-NC1-A2) 4.75% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	15,488,407	9,684,650
Soundview Home Equity Loan Trust (07-OPT3-2A4) 4.76% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,616,772
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A) 4.13%(4)	09/25/34	469,859	455,200
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A) 4.16%(4)	10/25/34	941,825	909,436
Structured Adjustable Rate Mortgage Loan Trust (06-2-3A1) 4.23%(4)	03/25/36	7,621,461	7,281,122
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1) 3.81%(4)	03/25/36	231,296	172,025
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1) 4.00%(4)	05/25/36	1,334,965	999,669
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1) 3.60%(4),(7)	06/25/36	1,498,769	1,329,308
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1) 3.40%(4)	02/25/37	1,513,550	843,924
Structured Asset Mortgage Investments II Trust (07-AR4-A5) 4.73% (1 mo. USD LIBOR + 0.220%)(2)	09/25/47	13,058,658	11,517,863
Structured Asset Securities Corp. (05-2XS-1A5B) 5.15%	02/25/35	1	1
SunTrust Adjustable Rate Mortgage Loan Trust (07-2-2A1) 2.59%(4)	04/25/37	92,700	55,975
SunTrust Adjustable Rate Mortgage Loan Trust (07-3-1A1) 3.10%(4)	06/25/37	2,542	1,752
SunTrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1) 4.40%(4)	01/25/37	225,593	218,932
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3) 1.61% (1 mo. USD LIBOR + 0.480%)(2)	08/25/36	5,660,487	2,229,515
WaMu Mortgage Pass-Through Certificates (04-AR14-A1) 4.08%(4)	01/25/35	2,441,112	2,225,347

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1) 3.77%(4)	12/25/35	$563,142	$513,073
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1) 3.97%(4)	01/25/36	858,397	788,247
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 3.50% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	5,865,978	5,406,781
WaMu Mortgage Pass-Through Certificates (06-AR11-1A) 3.39% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(7)	09/25/46	2,037,106	1,674,713
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A) 2.86% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	2,099,772	1,854,523
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1) 4.38%(4)	11/25/30	24,491	24,071
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2) 5.75%(7)	02/25/36	487,336	442,130
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1) 5.11% (1 mo. USD LIBOR + 0.600%)(2),(7)	07/25/36	1,122,419	717,175
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A) 4.85% (1 mo. USD LIBOR + 0.340%)(2)	12/25/36	1,698,947	1,483,970
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A) 3.68% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(7)	04/25/47	924,922	775,725
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3) 5.13% (1 mo. USD LIBOR + 0.620%)(2)	06/25/37	2,500,831	2,239,541
Washington Mutual Asset-Backed Certificates (06-HE1-2A4) 4.23% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36	1,557,655	1,529,564
Washington Mutual Asset-Backed Certificates (07-HE2-2A1) 4.61% (1 mo. USD LIBOR + 0.100%)(2)	02/25/37	15,611,820	4,591,945
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3) 5.15% (1 mo. USD LIBOR + 0.640%)(2)	03/25/37	5,521,000	4,892,365
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6) 4.05%(4),(7)	08/25/36	985,652	885,106

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,145,373,242)			1,072,381,140

U.S. TREASURY SECURITIES—3.5%
U.S. Treasury Bond 4.00%	11/15/52	9,575,000	10,243,006
U.S. Treasury Note
2.38%	02/15/42	880,000	711,906
3.50%	01/31/28	45,490,000	45,292,758
4.13%	01/31/25	30,235,000	30,203,112
4.13%	11/15/32	$16,900,000	$17,788,570

Total U.S. Treasury Securities (Cost: $104,032,767)			104,239,352

Total Fixed Income Securities (Cost: $3,971,912,173)			3,760,306,101

		Shares

MONEY MARKET INVESTMENTS—1.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class 4.18%(9)		49,779,293	49,779,293

Total Money Market Investments (Cost: $49,779,293)			49,779,293

Total Investments (126.2%) (Cost: $4,021,691,466)			3,810,085,394

Liabilities In Excess Of Other Assets (-26.2%)			(790,546,365)

Net Assets (100.0%)			$3,019,539,029

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type		Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
2,511	2-Year U.S Treasury Note Futures		03/31/23	$514,318,352	$516,383,228	$2,064,876
2,618	5-Year U.S Treasury Note Futures		03/31/23	282,728,299	285,996,048	3,267,749
37	10-Year U.S. Treasury Note Futures		03/22/23	4,398,578	4,484,516	85,938
2,065	U.S. Ultra Long Bond Futures		03/22/23	277,182,366	292,713,750	15,531,384

				$1,078,627,595	$1,099,577,542	$20,949,947

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Citibank N.A.	EUR	8,569,000	04/13/23	9,264,999	9,347,165	(82,166)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $1,084,581,015 or 35.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2023.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security is not accruing interest.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Rate disclosed is the 7-day net yield as of January 31, 2023.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	January 31, 2023

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	63.5%
Residential Mortgage-Backed Securities—Non-Agency	35.5
Asset-Backed Securities	11.9
Commercial Mortgage-Backed Securities—Non-Agency	9.8
U.S. Treasury Securities	3.5
Money Market Investments	1.6
Commercial Mortgage-Backed Securities—Agency	0.4
Other*	(26.2)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2023

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$357,901,845	$—	$357,901,845
Commercial Mortgage-Backed Securities—Agency	—	13,069,808	—	13,069,808
Commercial Mortgage-Backed Securities—Non-Agency	—	295,496,401	—	295,496,401
Residential Mortgage-Backed Securities—Agency	—	1,917,217,555	—	1,917,217,555
Residential Mortgage-Backed Securities—Non-Agency	—	1,070,485,863	1,895,277	1,072,381,140
U.S. Treasury Securities	104,239,352	—	—	104,239,352

Total Fixed Income Securities	104,239,352	3,654,171,472	1,895,277	3,760,306,101

Money Market Investments	49,779,293	—	—	49,779,293

Total Investments	$154,018,645	$3,654,171,472	$1,895,277	$3,810,085,394

Asset Derivatives
Futures Contracts
Interest Rate Risk	20,949,947	—	—	20,949,947

Total Investments	$174,968,592	$3,654,171,472	$1,895,277	$3,831,035,341

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(82,166)	$—	$(82,166)

Total	$—	$(82,166)	$—	$(82,166)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2023 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW CORE FIXED INCOME FUND	ASSET-BACKED SECURITIES	CORPORATE BONDS
Balance as of October 31, 2022	$3,965,873	$1,160,224
Accrued Discounts (Premiums)	—	(2,726)
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	125,531	339,436
Purchases	—	—
Sales	(71,640)	(1,496,934)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of January 31, 2023	$4,019,764	$—

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2023 was $(464,967) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW EMERGING MARKETS INCOME FUND	FOREIGN GOVERNMENT BONDS
Balance as of October 31, 2022	$13,179,666
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)*	2,125,752
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2023	$15,305,418

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2023 was $2,125,752 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW GLOBAL BOND FUND	COMMON STOCK	RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY
Balance as of October 31, 2022	$9,150	$54,941
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	6,506
Change in Unrealized Appreciation (Depreciation)*	(1,037)	(6,641)
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of January 31, 2023	$8,113	$54,806

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2023 was $(7,678) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW HIGH YIELD BOND FUND	CORPORATE BONDS
Balance as of October 31, 2022	$180,205
Accrued Discounts (Premiums)	38,731
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)*	13,566
Purchases	—
Sales	(232,502)
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2023	—

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2023 was $0 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW TOTAL RETURN BOND FUND	MORTGAGE-BACKED SECURITIES
Balance as of October 31, 2022	$1,907,386
Accrued Discounts (Premiums)	(56,172)
Realized Gain (Loss)	52
Change in Unrealized Appreciation (Depreciation)*	49,365
Purchases	193
Sales	(5,547)
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of January 31, 2023	$1,895,277

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2023 was $46,174 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2023 are as follows:

Description	Fair Value at January 31, 2023	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$4,019,764	Third-party Vendor	Vendor Prices	$90.023	$90.023	Increase
TCW Emerging Markets Income Fund
Foreign Government Bonds	$15,305,418	Third-party Vendor	Vendor Prices	$9.000	$9.000	Increase
TCW Global Bond Fund
Common Stock	$8,113	Third-party Vendor	Vendor Prices	$23.583	$23.583	Increase
Residential Mortgage-Backed Securities — Agency	$54,806	Third-party Vendor	Vendor Prices	$4.378	$4.378	Increase
Rights	$0	Third-party Vendor	Vendor Prices	$0	$0	Increase
TCW High Yield Bond Fund
Common Stock	$0	Third-party Vendor	Vendor Prices	$0	$0	Increase
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$1,895,277	Third-party Vendor	Vendor Prices	$0.881 - $11.288	$1.503	Increase

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2023, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Swap Agreements	$—	$—	$—	$2,947,292	$2,947,292
Futures Contracts(1)	—	—	—	1,106,138	1,106,138

Total Value	$—	$—	$—	$4,053,430	$4,053,430

Liability Derivatives
Swap Agreements	$—	$—	$—	$(6,921,931)	$(6,921,931)
Futures Contracts(1)	—	—	—	(307,597)	(307,597)
Forward Contracts	—	—	(84,862)	—	(84,862)

Total Value	$—	$—	$(84,862)	$(7,229,528)	$(7,314,390)

Number of Contracts or Notional Amounts(2)
Forward Currency Contracts	$—	$—	$9,974,896	$—	$9,974,896
Futures Contracts	—	—	—	1,640	1,640
Swap Agreements	$—	$—	$—	$195,485,000	$195,485,000

TCW Emerging Markets Income Fund

Asset Derivatives

Forward Contracts	$—	$—	$387,415	$—	$387,415

Total Value	$—	$—	$387,415	$—	$387,415

Liability Derivatives
Forward Contracts	$—	$—	$(1,974,740)	$—	$(1,974,740)

Total Value	$—	$—	$(1,974,740)	$—	$(1,974,740)

Notional Amounts(2)

Forward Currency Contracts	$—	$—	$140,431,965	$—	$140,431,965

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives

Forward Contracts	$—	$—	$612,328	$—	$612,328

Total Value	$—	$—	$612,328	$—	$612,328

Liability Derivatives

Forward Contracts	$—	$—	$(542,802)	$—	$(542,802)

Total Value	$—	$—	$(542,802)	$—	$(542,802)

Notional Amounts (2)

Forward Currency Contracts	$—	$—	$35,070,357	$—	$35,070,357

TCW Enhanced Commodity Strategy Fund

Asset Derivatives

Swap Agreements	$—	$52,338	$—	$—	$52,338

Total Value	$—	$52,338	$—	$—	$52,338

Liability Derivatives

Swap Agreements	$—	$(786)	$—	$—	$(786)

Total Value	$—	$(786)	$—	$—	$(786)

Notional Amounts(2)

Swap Agreements	$—	$39,958,907	$—	$—	$39,958,907

TCW Global Bond Fund

Asset Derivatives

Swap Agreements	$—	$—	$—	$2,988	$2,988
Futures Contracts(1)	—	—	—	26,511	26,511
Forward Contracts	—	—	78,000	—	78,000

Total Value	$—	$—	$78,000	$29,499	$107,499

Liability Derivatives

Forward Contracts	$—	$—	$(69,111)	$—	$(69,111)
Futures Contracts(1)	—	—	—	(22,731)	(22,731)

Total Value	$—	$—	$(69,111)	$(22,731)	$(91,842)

Number of Contracts or Notional Amounts (2)

Forward Currency Contracts	$—	$—	$9,197,636	$—	$9,197,636
Futures Contracts	—	—	—	41	41
Swap Agreements	$—	$—	$—	$1,153,333	$1,153,333

TCW High Yield Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$113,541	$113,541

Total Value	$—	$—	$—	$113,541	$113,541

Liability Derivatives

Futures Contracts(1)	$—	$—	$—	$(100,210)	$(100,210)
Forward Contracts	—	—	(1,622)	—	(1,622)

Total Value	$—	$—	$(1,622)	$(100,210)	$(101,832)

Number of Contracts or Notional Amounts (2)

Forward Currency Contracts	$—	$—	$215,829	$—	$215,829
Futures Contracts	—	—	—	121	121

TCW Short Term Bond Fund

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$2,374	$2,374

Total Value	$—	$—	$—	$2,374	$2,374

Liability Derivatives

Futures Contracts(1)	$—	$—	$—	$(38,181)	$(38,181)

Total Value	$—	$—	$—	$(38,181)	$(38,181)

Number of Contracts (2)

Futures Contracts	—	—	—	29	29

TCW Total Return Bond Fund

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$20,949,947	$20,949,947

Total Value	$—	$—	$—	$20,949,947	$20,949,947

Liability Derivatives

Forward Contracts(1)	$—	$—	$(82,166)	$—	$(82,166)

Net Realized Gain (Loss)	$—	$—	$(82,166)	$—	$(82,166)

Number of Contracts or Notional Amounts (2)

Forward Currency Contracts	$—	$—	$8,746,272	$—	$8,746,272
Futures Contracts	—	—	—	7,570	7,570

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2023.

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2023.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2023.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2023.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2023.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2023 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended January 31, 2023 to help manage interest rate duration of those Funds. Futures contracts outstanding at January 31, 2023 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2023, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at January 31, 2023 are listed below:

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL) (I/O), 0.43%, due 09/15/39	7/15/16	$543	$35	0.03%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S. A., 6.50%, due 03/15/30	1/27/22	$38,119	$35,447	0.19%

TCW High Yield Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S. A., 6.50%, due 03/15/30	1/27/22	$233,603	$217,229	0.36%